                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-214

                          SENTINEL GROUP FUNDS, INC.

                National Life Drive, Montpelier, Vermont 05604

                        Sentinel Asset Management, Inc.
                National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code: (802) 229-3113

Date of fiscal year end: November 30

Date of reporting period: December 1, 2006 to May 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS

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[LOGO OF SENTINEL FUNDS]      Sentinel Funds
                              Independent thinking
                              Since 1934

[GRAPHIC APPEARS HERE]

Sentinel Funds
Semi-Annual Report

May 31, 2007

Sentinel Balanced Fund
Sentinel Capital Growth Fund
Sentinel Common Stock Fund
Sentinel Conservative Allocation Fund
Sentinel Government Securities Fund
Sentinel Growth Leaders Fund
Sentinel High Yield Bond Fund
Sentinel International Equity Fund
Sentinel Mid Cap Growth Fund
Sentinel Short Maturity Government Fund
Sentinel Small Company Fund
Sentinel U.S. Treasury Money Market Fund

Sentinel Funds . National Life Drive . Montpelier, VT 05604

Sentinel Group Funds, Inc. (SGF)

National Life Drive,
Montpelier, Vermont 05604

(800) 282-FUND (3863)

  Table of Contents

Message to Shareholders....................................................  2
Sentinel Balanced Fund.....................................................  4
Sentinel Capital Growth Fund...............................................  7
Sentinel Common Stock Fund.................................................  9
Sentinel Conservative Allocation Fund...................................... 11
Sentinel Government Securities Fund........................................ 14
Sentinel Growth Leaders Fund............................................... 16
Sentinel High Yield Bond Fund.............................................. 18
Sentinel International Equity Fund......................................... 21
Sentinel Mid Cap Growth Fund............................................... 23
Sentinel Short Maturity Government Fund.................................... 25
Sentinel Small Company Fund................................................ 29
Sentinel U.S. Treasury Money Market Fund................................... 31
Statement of Assets and Liabilities........................................ 32
Statement of Operations.................................................... 36
Statement of Changes in Net Assets......................................... 38
Financial Highlights....................................................... 43
Notes to Financial Statements.............................................. 53
Actual and Hypothetical Expenses for Comparison Purposes................... 63
Information and Services for Shareholders.................................. 66
Proxy Voting Results....................................................... 69
Directors and Officers..................................................... 71

Message to Shareholders

   Markets confound experts with alarming frequency. Coming into 2007, pundits cautioned that the 2006 rally was long in the tooth and undermined by souring economic news. Chief among these was the overstretched housing market, with many locales facing excess housing stock and weakening demand. In the New Year, the shock of the sub-prime lending market came to the fore. This happened because banks had extended loans to highly leveraged homeowners. As interest rates increased, the fear was that many institutions would write down the value of the loans, thus triggering rounds of defaults. Another concern was the value of the dollar and the widening trade and current account deficit, both of which persisted but were more than offset by good news in the economy. Inflation, unemployment, hiring trends and consumer spending (after removing higher gas prices from the models) all showed encouraging resilience. The economy saw annualized growth of about 3.5% in the spring. So the fears that many foresaw in January, either failed to materialize or were heavily discounted by the market.

   It was a rewarding period for stock investors. The Dow Jones Industrial Index/1/, reached a record high on the last day of the reporting period and has since risen to new highs and breached the psychologically important 14,000 mark. The market, as measured by this index, has risen by nearly 100% since the lows of 2002. From November 2006 to May 2007, the S&P 500/2/, a broadly watched index of large capitalization companies, rose 10.29% while the Russell 2000 index/3/ of smaller capitalization stocks, rose 8.39%. Foreign markets, as measured by the MSCI EAFE index,/4/ rose 14.47% over the same period. In credit markets, the story was not quite the same. The fear of defaults under a benign interest rate environment sent 10-year treasury rates from 4.45% to nearly 5% and reversed the steep inverse yield curve from last November. Returns to bond investors were modest, with the Lehman Aggregate Bond index/5/ returning only 0.69% and investors in the 10-year and 30-year Treasury bonds losing 1.32% and 4.88% respectively for the six months ending May 31st, 2007.

   This begs the question as to how the bond market, stock market and real economy interact. The answer is not always clear except that there are pervasive influences at work in the market. Let us call them the three forces: the carry trade, hedge funds and private equity. The carry-trade is nothing more complex than borrowing in one low-rate market and spending in another. It works if interest and exchange rates remain stable. It unwinds quickly and alarmingly if investors feel the bill for "free-lunch" is about to arrive. Hedge funds, superficially complex but fundamentally simple investment vehicles, borrow. And leverage in this market has quite simply, gone mad. Stories abound of banks extending credit to hedge funds on an uncollateralized basis and of funds rushing to esoteric and thinly traded markets. Finally private equity funds, the latest version of leveraged buy-outs, specialize in taking public companies private, working their alchemy and re-floating them onto the public markets. But to succeed they have to buy low and sell high and do so with debt. In recent months, with deal activity, in both value and number at record levels, the reverse seems to be at work. So, with the three forces, markets see little downside and have risen almost daily.

   All this is good news except that the broader economic outlooks on inflation, unemployment and growth are modest. The Fed has been cautious but seems ready to pounce if inflation reacts to a tighter labor market or higher energy prices. In this environment, Sentinel continues to apply its fundamental principles of investing. We look at companies and management. We ask tough questions on market share, new products, management tenure, margins and competition. We look closely at balance sheets, interest cover, cash flow and inventories. We remain risk averse, which means we try to protect our investors' capital, participate in the market and buy strong companies that can withstand occasional shocks and setbacks. We see generally good conditions for investors over the medium and long-term but expect some short-term setbacks from time to time as excess is filtered out of the market. We have continued to invest in our all-important management talent and resources. Our teams in Montpelier, New York and San Francisco focus on long-term results and stick to investment principles built through decades of first hand experience.

   Thank you for your continued investment in the Sentinel Funds.


/s/ Christian W. Thwaites
-----------------------------------
Christian W. Thwaites
President & Chief Executive Officer

--------
/1/ The Dow Jones Industrial Index is a group of unmanaged securities consisting of the 30 largest and most widely held public companies in the U.S. An investment cannot be made directly in an index.
/2/ The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market. An investment cannot be made directly in an index.
/3/ The Russell 2000 Index is a group of unmanaged securities used to measure the performance of small-capitalization U.S. stocks. An Investment cannot be made directly in an Index.
/4/ MSCI EAFE is an index of average unmanaged securities prices in Europe, Australia and the Far East tracked by Morgan Stanley Capital International. An investment cannot be made directly in an index.
/5/ The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government /Corporate Bond Index, Mortgaged-Backed Securities Index, and Asset-Backed Securities Index, and includes securities that are of investment-grade quality, have at least one year to maturity, and have an outstanding par value of at least $100 million. An investment cannot be made directly in an index.

Sentinel Balanced Fund

Fund Profile
at May 31, 2007
Portfolio Weightings

Asset Category                                            Percent of Net Assets
--------------                                            ---------------------
Common Stocks                                                     68.7%
U.S. Government Obligations                                       29.8%
Cash and Other                                                     1.5%

Top 10 Equity Holdings*

Description                                               Percent of Net Assets
-----------                                               ---------------------
ExxonMobil Corp.                                                   2.1%
United Technologies Corp.                                          1.8%
Medtronic, Inc.                                                    1.7%
General Electric Co.                                               1.6%
American Int'l. Group, Inc.                                        1.5%
Johnson & Johnson                                                  1.5%
Bank of America Corp.                                              1.4%
Citigroup, Inc.                                                    1.4%
Honeywell Int'l., Inc.                                             1.3%
Schlumberger Ltd.                                                  1.3%
                                                                  ----
   Total of Net Assets*                                           15.6%
                                                                  ====

Top 10 Fixed Income Holdings*

                                                           Maturity  Percent of
Description                                        Coupon    Date    Net Assets
-----------                                        ------ ---------- ----------
FNR 06-63 VH                                        6.50%   03/25/23     4.1%
FNR 06-66 NV                                        6.50%   02/25/24     2.9%
FHR 2456 CJ                                         6.50%   06/15/32     2.7%
FNR 06-88 BV                                        6.50%   11/25/25     2.4%
GNR 02-43 Z                                         6.50%   06/20/32     1.9%
FHR 2713 EJ                                         5.50%   12/15/33     1.5%
FNR 03-36 OQ                                        5.00%   12/25/31     1.5%
GNR 03-7 PE                                         5.50%   11/16/31     1.4%
FNR 04-91 BK                                        4.50%   07/25/31     1.4%
FHR 3181 BV                                         6.50%   06/15/26     1.3%
                                                                        ----
   Total of Net Assets*                                                 21.1%
                                                                        ====

Average Effective Duration (for all Fixed Income Holdings) 5.0 years**
--------
* "Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 2)
                                                         ---------- -----------
U.S. Government Obligations 29.8%
U.S. Government Agency Obligations 29.8%
Federal Home Loan Mortgage Corporation 9.9%
Collateralized Mortgage Obligations:
FHR 3187 VJ
  5%, 03/15/25                                             2,000M   $ 1,891,380
FHR 3181 BV
  6.5%, 06/15/26                                           3,996M     4,110,022
FHR 3177 KB
  6%, 09/15/30                                             3,795M     3,832,722
FHR 2440 ZO
  6.5%, 04/15/32                                           1,807M     1,880,437
FHR 2456 CJ
  6.5%, 06/15/32                                           8,313M     8,516,062
FHR 2713 EJ
  5.5%, 12/15/33                                           5,000M     4,791,550
FHR 3254 QE
  6%, 11/15/36                                             4,000M     3,994,440
                                                                    -----------
                                                                     29,016,613
                                                                    -----------
Mortgage-Backed Securities:
20-Year:
FHLMC P00020
  6.5%, 10/01/22                                             590M       597,701
                                                                    -----------
30-Year:
FHLMC C47315
  6.5%, 08/01/29                                           1,268M     1,302,435
                                                                    -----------
Total Federal Home Loan Mortgage Corporation                         30,916,749
                                                                    -----------
Federal National Mortgage Association 15.3%
Collateralized Mortgage Obligations:
FNR 06-63 VH
  6.5%, 03/25/23                                          12,500M    12,822,625
FNR 06-78 BV
  6.5%, 06/25/23                                           1,500M     1,541,400
FNR 06-66 NV
  6.5%, 02/25/24                                           9,000M     9,177,930
FNR 06-88 BV
  6.5%, 11/25/25                                           7,232M     7,425,731
FNR 04-91 BK
  4.5%, 07/25/31                                           4,752M     4,385,193
FNR 03-36 OQ
  5%, 12/25/31                                             5,000M     4,733,900
FNR 2005-112 NC
  6%, 10/25/32                                             4,000M     4,025,320
FNR 06-90 BG
  6%, 09/25/36                                             2,798M     2,783,227
                                                                    -----------
                                                                     46,895,326
                                                                    -----------
Mortgage-Backed Securities:
30-Year:
FNMA 500296
  6%, 04/01/29                                                16M        15,660
FNMA 748895
  6%, 12/01/33                                               895M       896,479
                                                                    -----------
                                                                        912,139
                                                                    -----------
Total Federal National Mortgage Association                          47,807,465
                                                                    -----------
Government National Mortgage Corporation 4.6%
Collateralized Mortgage Obligations:
GNR 04-58 VB
  5.5%, 04/16/28                                           4,000M     3,896,000
GNR 03-7 PE
  5.5%, 11/16/31                                           4,500M     4,471,830

   The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 2)
                                                         ---------- -----------
GNR 02-43 Z
  6.5%, 06/20/32                                           5,824M     5,969,849
                                                                    -----------
                                                                     14,337,679
                                                                    -----------
Mortgage-Backed Securities:
15-Year:
GNMA 514482
  7.5%, 09/15/14                                              83M   $    86,307
                                                                    -----------
30-Year:
GNMA 26446
  9%, 02/15/09                                                 4M         4,455
                                                                    -----------
Total Government National Mortgage Corporation                       14,428,441
                                                                    -----------
Total U.S. Government Obligations
  (Cost $93,642,774)                                                 93,152,655
                                                                    -----------

                                                           Shares
                                                         ----------
Common Stocks 68.7%
Consumer Discretionary 5.0%
Comcast Corp.*                                            110,400     3,000,672
Grupo Televisa SA ADR                                      40,000     1,151,200
Hilton Hotels Corp.                                        45,000     1,599,750
McDonald's Corp.                                           35,000     1,769,250
McGraw-Hill Cos., Inc.                                     29,600     2,081,176
Staples, Inc.                                              40,000     1,002,400
Time Warner, Inc. (a)                                     100,000     2,137,000
TJX Cos., Inc.                                             35,000       978,950
Walt Disney Co.                                            58,000     2,055,520
                                                                    -----------
                                                                     15,775,918
                                                                    -----------
Consumer Staples 5.9%
Altria Group, Inc.                                         40,500     2,879,550
CVS Caremark Corp.                                         34,600     1,333,484
Diageo PLC ADR                                             20,000     1,707,800
Kellogg Co.                                                25,000     1,349,500
Kimberly-Clark Corp.                                       40,000     2,838,400
Kraft Foods, Inc.                                          28,026       948,400
PepsiCo, Inc.                                              40,000     2,733,200
Procter & Gamble Co.                                       50,000     3,177,500
Wal-Mart Stores, Inc.                                      27,500     1,309,000
                                                                    -----------
                                                                     18,276,834
                                                                    -----------
Energy 6.8%
Chevron Corp.                                              35,000     2,852,150
EOG Resources, Inc.                                        22,500     1,730,250
ExxonMobil Corp.                                           78,000     6,487,260
GlobalSantaFe Corp. (a)                                    25,000     1,707,500
Noble Energy, Inc.                                         17,500     1,107,575
Pride Int'l., Inc.*                                        25,000       900,250
Schlumberger Ltd.                                          52,800     4,111,536
Weatherford Int'l., Ltd.*                                  40,800     2,217,072
                                                                    -----------
                                                                     21,113,593
                                                                    -----------
Financials 14.2%
ACE Ltd.                                                   15,000       923,550
American Express Co.                                       40,600     2,638,188
American Int'l. Group, Inc.                                65,000     4,702,100
Ameriprise Financial, Inc.                                  8,120       510,342
Bank of America Corp.                                      86,990     4,411,263
Bank of New York Co., Inc.                                 42,300     1,715,688
Citigroup, Inc.                                            80,000     4,359,200
Goldman Sachs Group, Inc.                                   9,600     2,215,872
Hartford Financial Services                                17,500     1,805,475
JPMorgan Chase & Co.                                       75,000     3,887,250
Mellon Financial Corp. (a)                                 50,000     2,166,500
Merrill Lynch & Co., Inc.                                  23,400     2,169,882
Moody's Corp.                                              15,000     1,044,750
Morgan Stanley                                             24,500     2,083,480
PartnerRe Ltd. (a)                                         11,800       906,240
PNC Financial Services Group, Inc.                         11,800       870,840
Travelers Cos., Inc.                                       32,800     1,776,776
US Bancorp                                                 60,000     2,074,800
Wachovia Corp.                                             33,700     1,826,202
Wells Fargo & Co.                                          61,000     2,201,490
                                                                    -----------
                                                                     44,289,888
                                                                    -----------
Health Care 11.1%
Amgen, Inc.* (a)                                           35,000     1,971,550
Baxter Int'l., Inc.                                        30,000     1,705,200
Bristol-Myers Squibb Co.                                   45,000     1,363,950
Cigna Corp.                                                 7,000     1,173,410
Eli Lilly & Co.                                            30,000     1,758,600
GlaxoSmithKline PLC ADR (a)                                25,000     1,304,500
Johnson & Johnson                                          73,300     4,637,691
Laboratory Corp of America Holdings*                       10,000       787,400
Medco Health Solutions, Inc.*                              15,000     1,166,400
Medtronic, Inc.                                           100,000     5,317,000
Novartis AG ADR                                            35,500     1,994,390
Pfizer, Inc.                                               96,400     2,650,036
Quest Diagnostics, Inc. (a)                                35,000     1,715,700
Schering-Plough Corp.                                      60,700     1,987,318
St. Jude Medical, Inc.*                                    25,000     1,067,250
Teva Pharmaceutical Industries Ltd. ADR                    45,500     1,783,600
Zimmer Holdings, Inc.*                                     25,000     2,201,500
                                                                    -----------
                                                                     34,585,495
                                                                    -----------
Industrials 11.4%
Boeing Co.                                                 25,000     2,514,750
Canadian National Railway Co.                              36,500     1,992,535
Deere & Co.                                                17,500     2,108,225
General Dynamics Corp.                                     23,000     1,845,520
General Electric Co.                                      135,000     5,073,300
Honeywell Int'l., Inc.                                     71,700     4,152,147
Northrop Grumman Corp.                                     21,000     1,587,810
Rockwell Automation, Inc.                                  30,000     2,041,500
Tyco Int'l. Ltd.                                          106,100     3,539,496
Union Pacific Corp.                                        20,500     2,473,940
United Technologies Corp.                                  77,500     5,467,625
Waste Management, Inc.                                     70,800     2,737,836
                                                                    -----------
                                                                     35,534,684
                                                                    -----------
Information Technology 9.1%
Accenture Ltd.                                             25,000     1,023,500
Adobe Systems, Inc.*                                       45,000     1,983,600
Alcatel-Lucent ADR* (a)                                    75,000     1,029,000
Broadcom Corp.*                                            50,000     1,528,000
Cisco Systems, Inc.*                                       76,000     2,045,920
EMC Corp.*                                                100,000     1,689,000
Intel Corp.                                                96,300     2,134,971
Microchip Technology, Inc.                                 45,000     1,826,100
Microsoft Corp.                                           120,000     3,680,400
Motorola, Inc.                                             85,000     1,546,150
Nokia Oyj ADR                                              88,300     2,417,654
Oracle Corp.*                                              82,600     1,600,788
SAP AG ADR (a)                                             36,000     1,718,640
Seagate Technology (a)                                     87,400     1,799,566
Texas Instruments, Inc.                                    69,800     2,468,128
                                                                    -----------
                                                                     28,491,417
                                                                    -----------
Materials 2.7%
EI Du Pont de Nemours & Co.                                40,000     2,092,800
Freeport-McMoRan Copper & Gold, Inc. (a)                   51,200     4,029,440
Praxair, Inc.                                              35,000     2,383,150
                                                                    -----------
                                                                      8,505,390
                                                                    -----------
Telecommunication Services 1.8%
America Movil SA de CV ADR                                 30,800     1,864,940
AT&T, Inc.                                                 38,500     1,591,590

   The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

                                                                     Value
                                                        Shares      (Note 2)
                                                     ------------ ------------
Verizon Communications, Inc.                              50,000     2,176,500
                                                                  ------------
                                                                     5,633,030
                                                                  ------------
Utilities 0.7%
Entergy Corp.                                             20,000  $  2,258,000
                                                                  ------------
Total Common Stocks
  (Cost $129,453,842)                                              214,464,249
                                                                  ------------
Warrants 0.0%
Lucent Technologies, Inc. *
  (Cost $0)                                                3,385           609
                                                                  ------------
Money Market Funds 3.8%
State Street Navigator Securities Lending Prime
  Portfolio (b)
  (Cost $11,863,368)                                  11,863,368    11,863,368
                                                                  ------------

                                                      Principal
                                                        Amount
                                                     (M= $ 1,000)
                                                     ------------
Corporate Short-Term Notes 1.0%
American Express Credit
  5.23%, 06/01/07
  (Cost $3,000,000)                                       3,000M     3,000,000
                                                                  ------------
Total Investments 103.3%
  (Cost $237,959,984) **                                           322,480,881
Excess of Liabilities Over Other Assets (3.3)%                     (10,303,953)
                                                                  ------------
Net Assets 100.0%                                                 $312,176,928
                                                                  ============
--------
*   Non-income producing
** Cost for federal income tax purposes is $237,959,984. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $84,520,897 of which $85,863,498 related to appreciated securities and $1,342,601 related to depreciated securities.

(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $9,582,273 and $11,622,361, respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).

    ADR - American Depository Receipt

   The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund

Fund Profile
at May 31, 2007

Top Sectors

Sector                                                    Percent of Net Assets
------                                                    ---------------------
Industrials                                                       17.3%
Financials                                                        15.0%
Health Care                                                       13.4%
Materials                                                         12.5%
Information Technology                                            11.5%
Consumer Staples                                                   8.7%
Consumer Discretionary                                             7.7%
Energy                                                             7.1%
Telecommunication Services                                         2.1%
Transportation                                                     2.0%
Utilities                                                          1.1%

Top 10 Holdings *

Description                                               Percent of Net Assets
-----------                                               ---------------------
Walgreen Co.                                                       4.2%
Praxair, Inc.                                                      3.2%
Emerson Electric Co.                                               3.0%
Roche Holding AG                                                   2.7%
Jacobs Engineering Group, Inc.                                     2.6%
General Electric Co.                                               2.6%
Stryker Corp.                                                      2.5%
BlackRock, Inc.                                                    2.5%
Schlumberger Ltd.                                                  2.4%
Gilead Sciences, Inc.                                              2.4%
                                                                  ----
   Total of Net Assets                                            28.1%
                                                                  ====

--------
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                                      Value
                                                            Shares   (Note 2)
                                                            ------- -----------
Common Stocks 98.4%
Consumer Discretionary 7.7%
Coach, Inc. *                                                40,000 $ 2,054,400
Domino's Pizza, Inc. (a)                                     10,000     196,200
JC Penney Co., Inc.                                          50,000   4,024,000
Johnson Controls, Inc.                                       11,000   1,206,700
Marriott Int'l., Inc.                                        11,000     506,550
McDonald's Corp.                                             77,000   3,892,350
Staples, Inc.                                                10,000     250,600
Tiffany & Co. (a)                                            50,000   2,628,500
                                                                    -----------
                                                                     14,759,300
                                                                    -----------
Consumer Staples 8.7%
Colgate-Palmolive Co.                                        36,000   2,410,560
Corn Products Int'l., Inc.                                   15,100     619,553
CVS Caremark Corp.                                           10,900     420,086
PepsiCo, Inc.                                                33,554   2,292,745
Procter & Gamble Co.                                         25,770   1,637,683
Walgreen Co.                                                177,786   8,023,482
Wal-Mart de Mexico SA de CV ADR * (a)                        36,611   1,378,404
                                                                    -----------
                                                                     16,782,513
                                                                    -----------
Energy 7.1%
Devon Energy Corp.                                           15,000   1,151,700
EOG Resources, Inc.                                          10,000     769,000
ExxonMobil Corp.                                             51,200   4,258,304
Grant Prideco, Inc. *                                        10,000     567,900
Noble Corp.                                                  18,000   1,663,020
Schlumberger Ltd.                                            59,000   4,594,330
St. Mary Land & Exploration Co.                              10,000     373,600
Weatherford Int'l., Ltd. *                                    6,000     326,040
                                                                    -----------
                                                                     13,703,894
                                                                    -----------
Financials 15.0%
American Express Co.                                         60,800   3,950,784
Bear Stearns Cos., Inc.                                      15,000   2,249,400
BlackRock, Inc. (a)                                          31,000   4,759,740
CB Richard Ellis Group, Inc. *                               54,000   2,009,880
Chicago Mercantile Exchange Holdings, Inc.                    5,500   2,920,500
CIT Group, Inc.                                              45,000   2,696,850
Goldman Sachs Group, Inc.                                    15,000   3,462,300
Merrill Lynch & Co., Inc.                                    35,000   3,245,550
Wells Fargo & Co.                                           100,000   3,609,000
                                                                    -----------
                                                                     28,904,004
                                                                    -----------
Health Care 13.4%
Abbott Laboratories                                          42,835   2,413,752
Gilead Sciences, Inc. *                                      55,200 $ 4,568,904
Kyphon, Inc. * (a)                                           25,000   1,187,250
Medtronic, Inc.                                              75,928   4,037,092
Novartis AG ADR                                              25,000   1,404,500
Roche Holding AG ADR                                         56,000   5,138,000
St. Jude Medical, Inc. *                                     35,000   1,494,150
Stryker Corp.                                                71,000   4,779,010
Zimmer Holdings, Inc. *                                      10,000     880,600
                                                                    -----------
                                                                     25,903,258
                                                                    -----------
Industrials 17.3%
Boeing Co.                                                   21,000   2,112,390
Caterpillar, Inc.                                             4,900     385,042
Deere & Co.                                                   4,000     481,880
Donaldson Co., Inc. (a)                                      20,000     730,600
Emerson Electric Co.                                        120,000   5,814,000
FedEx Corp.                                                  20,000   2,232,400
General Dynamics Corp.                                        6,200     497,488
General Electric Co.                                        135,155   5,079,125
Goodrich Corp.                                               15,000     892,350
Honeywell Int'l., Inc.                                        5,600     324,296
Illinois Tool Works, Inc.                                    37,000   1,950,640
Jacobs Engineering Group, Inc. *                             88,000   5,099,600
Precision Castparts Corp.                                    18,000   2,152,080


   The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund

                                                                    Value
                                                       Shares      (Note 2)
                                                     ----------- ------------
Robert Half Int'l., Inc.                                 95,000  $  3,338,300
United Parcel Service, Inc.                              10,000       719,700
United Technologies Corp.                                21,900     1,545,045
                                                                 ------------
                                                                   33,354,936
                                                                 ------------
Information Technology 11.5%
Ansys, Inc. *                                            10,000       561,600
Apple, Inc. *                                             9,500     1,154,820
Autodesk, Inc. *                                         90,000     4,090,500
Automatic Data
Processing, Inc.                                         83,763     4,163,021
Broadcom Corp. *                                         45,000     1,375,200
Cisco Systems, Inc. *                                   161,870     4,357,540
EMC Corp. *                                              33,400       564,126
Fiserv, Inc. *                                           10,540       624,495
Google, Inc. *                                              800       398,200
Microsoft Corp.                                          68,186     2,091,265
Network Appliance, Inc. *                                21,600       695,304
Paychex, Inc.                                            39,600     1,599,840
SAP AG ADR (a)                                           10,000       477,400
                                                                 ------------
                                                                   22,153,311
                                                                 ------------
Materials 12.5%
Allegheny Technologies, Inc.                             30,000     3,467,700
BHP Billiton Ltd. ADR (a)                                43,000     2,263,520
Carpenter Technology Corp. (a)                           27,000     3,579,390
Cia Vale do Rio Doce ADR                                  3,000       136,350
Commercial Metals Co.                                    75,100     2,639,765
Freeport-McMoRan Copper & Gold, Inc. (a)                 57,050     4,489,835
Nucor Corp.                                              14,000       945,560
Praxair, Inc.                                            90,800     6,182,572
United States Steel Corp.                                 3,000       339,480
                                                                 ------------
                                                                   24,044,172
                                                                 ------------
Telecommunication Services 2.1%
AT&T, Inc.                                               35,000     1,446,900
Verizon Communications, Inc.                             60,000     2,611,800
                                                                 ------------
                                                                    4,058,700
                                                                 ------------
Transportation 2.0%
Canadian Pacific Railway Ltd.                            40,000     2,858,800
Kansas City Southern * (a)                               25,000     1,026,250
                                                                 ------------
                                                                    3,885,050
                                                                 ------------
Utilities 1.1%
Dominion Resources, Inc.                                 25,000     2,214,750
                                                                 ------------
Total Common Stocks                                               189,763,888
                                                                 ------------
  (Cost $119,369,970)
Money Market Funds 10.2%
State Street Navigator Securities Lending Prime
  Portfolio (b)
  (Cost $19,776,973)                                 19,776,973    19,776,973
                                                                 ------------

                                                      Principal
                                                       Amount
                                                     (M= $1,000)
                                                     -----------
Corporate Short-Term Notes 1.0%
Wells Fargo & Co.
  5.25%, 06/04/07
  (Cost $1,899,169)                                      1,900M     1,899,169
                                                                 ------------
Total Investments 109.6%
  (Cost $141,046,112) **                                          211,440,030
Excess of Liabilities Over Other Assets (9.6)%                    (18,542,354)
                                                                 ------------
Net Assets 100.0%                                                $192,897,676
                                                                 ============

--------
*   Non-income producing
**` Cost for federal income tax purposes is $141,046,112. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $70,393,918 of which $70,639,884 related to appreciated securities and $245,966 related to depreciated securities
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $12,988,768 and $19,709,338, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).
    ADR - American Depository Receipt


   The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

Fund Profile
at May 31, 2007

Top Sectors

Sector                                                    Percent of Net Assets
------                                                    ---------------------
Financials                                                        19.3%
Industrials                                                       15.5%
Health Care                                                       14.5%
Information Technology                                            12.3%
Energy                                                            11.4%
Consumer Staples                                                   9.3%
Consumer Discretionary                                             7.7%
Materials                                                          3.9%
Telecommunication Services                                         2.0%
Utilities                                                          1.1%

Top 10 Holdings *

Description                                               Percent of Net Assets
-----------                                               ---------------------
ExxonMobil Corp.                                                   3.4%
United Technologies Corp.                                          2.8%
General Electric Co.                                               2.5%
Schlumberger Ltd.                                                  2.3%
Citigroup, Inc.                                                    2.1%
Johnson & Johnson                                                  2.1%
Medtronic, Inc.                                                    2.0%
Microsoft Corp.                                                    1.9%
Bank of America Corp.                                              1.9%
PepsiCo, Inc.                                                      1.8%
                                                                  ----
   Total of Net Assets                                            22.8%
                                                                  ====

--------
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                                      Value
                                                           Shares    (Note 2)
                                                           ------- ------------
Common Stocks 97.0%
Consumer Discretionary 7.7%
Comcast Corp. *                                            800,000 $ 21,744,000
Grupo Televisa SA ADR                                      225,000    6,475,500
Hilton Hotels Corp.                                        250,000    8,887,500
McDonald's Corp.                                           204,600   10,342,530
McGraw-Hill Cos., Inc.                                     183,800   12,922,978
Staples, Inc.                                              327,000    8,194,620
Time Warner, Inc.                                          946,100   20,218,157
TJX Cos., Inc.                                             200,000    5,594,000
Walt Disney Co.                                            462,000   16,373,280
                                                                   ------------
                                                                    110,752,565
                                                                   ------------
Consumer Staples 9.3%
Altria Group, Inc.                                         291,400   20,718,540
CVS Caremark Corp.                                         200,000    7,708,000
Diageo PLC ADR                                             125,000   10,673,750
Kellogg Co. (a)                                            231,300   12,485,574
Kimberly-Clark Corp.                                       200,000   14,192,000
Kraft Foods, Inc.                                          176,742    5,980,950
PepsiCo, Inc.                                              388,000   26,512,040
Procter & Gamble Co.                                       391,475   24,878,236
Walgreen Co.                                                85,000    3,836,050
Wal-Mart Stores, Inc.                                      150,000    7,140,000
                                                                   ------------
                                                                    134,125,140
                                                                   ------------
Energy 11.4%
Apache Corp.                                                41,000    3,310,750
Chevron Corp.                                              266,400   21,708,936
EOG Resources, Inc.                                        132,500   10,189,250
ExxonMobil Corp.                                           594,000   49,402,980
GlobalSantaFe Corp. (a)                                    175,000   11,952,500
Noble Energy, Inc.                                         125,000    7,911,250
Pride Int'l., Inc. * (a)                                   150,000    5,401,500
Schlumberger Ltd.                                          431,900   33,632,053
Valero Energy Corp.                                         45,000    3,357,900
Weatherford Int'l., Ltd. * (a)                             300,000   16,302,000
                                                                   ------------
                                                                    163,169,119
                                                                   ------------
Financials 19.3%
ACE Ltd.                                                   100,000    6,157,000
American Express Co.                                       296,300   19,253,574
American Int'l. Group, Inc.                                260,000   18,808,400
Ameriprise Financial, Inc.                                  50,660    3,183,981
Bank of America Corp.                                      530,172   26,885,022
Bank of New York Co., Inc.                                 250,000   10,140,000
Citigroup, Inc.                                            564,000   30,732,360
Goldman Sachs Group, Inc.                                   72,200   16,665,204
Hartford Financial Services                                124,000   12,793,080
JPMorgan Chase & Co.                                       511,350   26,503,270
Mellon Financial Corp.                                     329,000   14,255,570
Merrill Lynch & Co., Inc.                                  140,000   12,982,200
Moody's Corp.                                               75,000    5,223,750
Morgan Stanley                                             154,300   13,121,672
PartnerRe Ltd. (a)                                          66,700    5,122,560
PNC Financial Services Group, Inc.                          75,000    5,535,000
Travelers Cos., Inc.                                       125,000    6,771,250
US Bancorp                                                 400,000   13,832,000
Wachovia Corp.                                             279,145   15,126,868
Wells Fargo & Co.                                          376,600   13,591,494
                                                                   ------------
                                                                    276,684,255
                                                                   ------------
Health Care 14.5%
Amgen, Inc. * (a)                                          275,000   15,490,750
Baxter Int'l., Inc.                                        250,000   14,210,000
Bristol-Myers Squibb Co.                                   225,000    6,819,750
Cigna Corp.                                                 45,100    7,560,113
Eli Lilly & Co.                                            184,000   10,786,080
GlaxoSmithKline PLC ADR                                    160,000    8,348,800
Johnson & Johnson                                          485,000   30,685,950
Laboratory Corp of America Holdings *                       40,000    3,149,600


   The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

                                                                    Value
                                                       Shares      (Note 2)
                                                     ---------- --------------
Medco Health Solutions, Inc.*                            70,000 $    5,443,200
Medtronic, Inc.                                         541,000     28,764,970
Novartis AG ADR                                         200,000     11,236,000
Pfizer, Inc.                                            495,900     13,632,291
Quest Diagnostics, Inc.                                 250,000     12,255,000
Schering-Plough Corp.                                   371,600     12,166,184
St. Jude Medical, Inc.*                                 200,000      8,538,000
Teva Pharmaceutical Industries Ltd. ADR                 200,000      7,840,000
Zimmer Holdings, Inc.*                                  131,900     11,615,114
                                                                --------------
                                                                   208,541,802
                                                                --------------
Industrials 15.5%
Boeing Co.                                              120,000     12,070,800
Canadian National Railway Co.                           136,700      7,462,453
Caterpillar, Inc.                                        29,000      2,278,820
Deere & Co.                                              98,300     11,842,201
General Dynamics Corp.                                  144,800     11,618,752
General Electric Co.                                    964,049     36,228,961
Honeywell Int'l., Inc.                                  449,300     26,018,963
L-3 Communications Holdings, Inc.                        34,000      3,238,840
Northrop Grumman Corp.                                  131,900      9,972,959
Rockwell Automation, Inc.                               160,000     10,888,000
Tyco Int'l. Ltd.                                        623,400     20,796,624
Union Pacific Corp.                                     131,600     15,881,488
United Technologies Corp.                               560,900     39,571,495
Waste Management, Inc.                                  400,000     15,468,000
                                                                --------------
                                                                   223,338,356
                                                                --------------
Information Technology 12.3%
Accenture Ltd.                                          150,000      6,141,000
Adobe Systems, Inc.*                                    360,000     15,868,800
Alcatel-Lucent ADR* (a)                                 475,000      6,517,000
Apple, Inc.*                                             55,000      6,685,800
Broadcom Corp.*                                         300,000      9,168,000
Cisco Systems, Inc.*                                    569,700     15,336,324
EMC Corp.*                                              600,000     10,134,000
Intel Corp.                                             585,700     12,984,969
Microchip Technology, Inc.                              240,000      9,739,200
Microsoft Corp.                                         909,700     27,900,499
Motorola, Inc.                                          441,600      8,032,704
Nokia Oyj ADR                                           400,000     10,952,000
Oracle Corp.*                                           380,000      7,364,400
SAP AG ADR (a)                                          250,000     11,935,000
Seagate Technology (a)                                  389,200      8,013,628
Texas Instruments, Inc.                                 270,000      9,547,200
                                                                --------------
                                                                   176,320,524
                                                                --------------
Materials 3.9%
EI Du Pont de Nemours & Co. (a)                         282,300     14,769,936
Freeport-McMoRan Copper & Gold, Inc.                    313,700     24,688,190
Praxair, Inc.                                           236,000     16,069,240
                                                                --------------
                                                                    55,527,366
                                                                --------------
Telecommunication Services 2.0%
America Movil SA de CV ADR                              162,100      9,815,155
AT&T, Inc.                                              192,200      7,945,548
Verizon Communications, Inc.                            261,962     11,403,206
                                                                --------------
                                                                    29,163,909
                                                                --------------
Utilities 1.1%
Entergy Corp.                                           100,000     11,290,000
Exelon Corp                                              63,000      4,914,000
                                                                --------------
                                                                    16,204,000
                                                                --------------
Total Common Stocks
  (Cost $817,447,709)                                            1,393,827,036
                                                                --------------
Warrants 0.0%
Lucent Technologies, Inc.*
  (Cost $0)                                              23,806          4,285
                                                                --------------
Money Market Funds 4.7%
State Street Navigator Securities Lending Prime
  Portfolio (b)
  (Cost $67,389,835)                                 67,389,835     67,389,835
                                                                --------------
                                                     Principal
                                                       Amount
                                                     (M=$1,000)
                                                     ----------
Corporate Short-Term Notes 1.5%
Basf-ag
  5.235%, 06/04/07                                       3,000M      2,998,691
LBC (Lasalle Bank Corp.)
  5.235%, 06/04/07                                       4,000M      3,998,255
  5.235%, 06/14/07                                       8,000M      7,984,877
Wells Fargo Co
  5.25%, 06/12/07                                        6,000M      5,990,375
                                                                --------------
Total Corporate Short-Term Notes
  (Cost $20,972,198)                                                20,972,198
                                                                --------------
U.S. Government Obligations 1.5%
Federal Home Loan Bank 1.5%
Agency Discount Notes:
  5.08%, 06/06/07                                       12,000M     11,991,533
  5.11%, 06/08/07                                       10,000M      9,990,064
Total U.S. Government Obligations
  (Cost $21,981,597)                                                21,981,597
                                                                --------------
Total Investments 104.7%
  (Cost $927,791,339)**                                          1,504,174,951
Excess of Liabilities Over Other Assets (4.7)%                     (67,841,062)
                                                                --------------
Net Assets 100.0%                                               $1,436,333,889
                                                                ==============

--------
*   Non-income producing
** Cost for federal income tax purposes is $927,791,339. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $576,383,612 of which $579,703,248 related to appreciated securities and $3,319,636 related to depreciated securities.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $57,620,427 and $66,277,057, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).
    ADR - American Depository Receipt

   The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Allocation Fund

Fund Profile
at May 31, 2007

Portfolio Weightings

Asset Category                                            Percent of Net Assets
--------------                                            ---------------------
U.S. Government Obligations                                       46.8%
Common Stocks                                                     40.6%
Bonds                                                              9.7%
Foreign Stocks                                                     1.4%
Cash and Other                                                     1.5%

Top 10 Equity Holdings *

Description                                               Percent of Net Assets
-----------                                               ---------------------
SPDR Trust Series 1                                                4.8%
ExxonMobil Corp.                                                   1.2%
Deere & Co.                                                        1.0%
Waste Management, Inc.                                             1.0%
ConocoPhillips                                                     0.9%
Citigroup, Inc.                                                    0.9%
Bank of America Corp.                                              0.9%
JPMorgan Chase & Co.                                               0.8%
AT&T, Inc.                                                         0.8%
American Int'l. Group, Inc.                                        0.8%
                                                                  ----
  Total of Net Assets *                                           13.1%
                                                                  ====

Top 10 Fixed Income Holdings *

                                                 Maturity
Description                               Coupon   Date   Percent of Net Assets
-----------                               ------ -------- ---------------------
FHR 2456 CJ                                6.50% 06/15/32          5.0%
FNMA 886845                                5.50% 09/01/36          4.8%
FNR 03-36 OQ                               5.00% 12/25/31          4.1%
FHR 2440 ZO                                6.50% 04/15/32          3.7%
GNR 02-43 Z                                6.50% 06/20/32          3.4%
FHR 3145 KE                                5.00% 02/15/34          3.1%
FNR 05-112 NC                              6.00% 10/25/32          2.5%
GNR 04-58 VB                               5.50% 04/16/28          2.5%
FHR 2713 EJ                                5.50% 12/15/33          2.4%
GNMA 628416X                               6.00% 03/15/24          2.4%
                                                                  ----
  Total of Net Assets *                                           33.9%
                                                                  ====

Average Effective Duration (for all Fixed Income Holdings) 5.2 years **

--------
* "Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 2)
                                                         ---------- -----------
U.S. Government Obligations 46.8%
Federal Farm Credit Bank 3.0%

Agency Discount Notes:
  5.14%, 06/01/07                                          1,800M   $ 1,800,000
                                                                    -----------
Federal Home Loan Mortgage Corporation 19.1%
Collateralized Mortgage Obligations:
FHR 3181 BV
  6.5%, 06/15/26                                           1,000M     1,028,620
FHR 2440 ZO
  6.5%, 04/15/32                                           2,085M     2,169,735
FHR 2456 CJ
  6.5%, 06/15/32                                           2,909M     2,980,622
FHR 2713 EJ
  5.5%, 12/15/33                                           1,500M     1,437,465
FHR 3145 KE
  5%, 02/15/34                                             2,000M     1,858,940
FHR 3254 QE
  6%, 11/15/36                                             1,000M       998,610
                                                                    -----------
                                                                     10,473,992
                                                                    -----------
Mortgage-Backed Securities:
30-Year:
FHLMC C47315
  6.5%, 08/01/29                                             830M       852,495
                                                                    -----------
Total Federal Home Loan Mortgage Corporation                         11,326,487
                                                                    -----------
Federal National Mortgage Association 16.4%
Collateralized Mortgage Obligations:
FNR 06-78 BV
  6.5%, 06/25/23                                           1,000M     1,027,600
FNR 04-91 BK
  4.5%, 07/25/31                                           1,000M       922,810
FNR 03-36 OQ
  5%, 12/25/31                                             2,556M     2,419,970
FNR 05-112 NC
  6%, 10/25/32                                             1,500M     1,509,495
FNR 06-90 BG
  6%, 09/25/36                                             1,000M       994,720
                                                                    -----------
                                                                      6,874,595
                                                                    -----------
Mortgage-Backed Securities:
30-Year:
FNMA 886845
  5.5%, 09/01/36                                           2,944M     2,876,712
                                                                    -----------
Total Federal National Mortgage Association                           9,751,307
                                                                    -----------
Government National Mortgage Corporation 8.3%
Collateralized Mortgage Obligations:
GNR 04-58 VB
  5.5%, 04/16/28                                           1,500M     1,461,000
GNR 02-43 Z
  6.5%, 06/20/32                                           1,958M     2,006,672
                                                                    -----------
                                                                      3,467,672
                                                                    -----------


   The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Allocation Fund

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 2)
                                                         ---------- -----------
Mortgage-Backed Securities:
30-Year:
GNMA 628416X
  6%, 03/15/24                                             1,420M   $ 1,429,743
                                                                    -----------
Total Government National Mortgage Corporation                        4,897,415
                                                                    -----------
Total U.S. Government Obligations
  (Cost $28,043,869)                                                 27,775,209
                                                                    -----------
Bonds 9.7%
Basic Industry 0.3%
Freeport-McMoRan Copper & Gold, Inc.
  6.875%, 02/01/14                                           200M       207,250
                                                                    -----------
Capital Goods 0.9%
Crown Americas LLC
  7.75%, 11/15/15                                            250M       262,500
L-3 Communications Corp.
  6.375%, 10/15/15                                           300M       300,750
                                                                    -----------
                                                                        563,250
                                                                    -----------
Consumer Cyclical 1.3%
Accuride Corp.
  8.5%, 02/01/15                                             150M       154,875
GMAC LLC
  6.875%, 08/28/12                                           250M       251,488
Visteon Corp.
  8.25%, 08/01/10 (a)                                        100M       102,000
Warnaco, Inc.
  8.875%, 06/15/13                                           250M       266,562
                                                                    -----------
                                                                        774,925
                                                                    -----------
Consumer Non-Cyclical 0.3%
Elizabeth Arden, Inc.
  7.75%, 01/15/14                                            200M       206,500
                                                                    -----------
Energy 1.8%
Chesapeake Energy Corp.
  6.375%, 06/15/15                                           100M       100,500
  6.875%, 01/15/16                                           230M       234,600
Encore Acquisition Co.
  6.25%, 04/15/14                                            250M       234,062
PetroHawk Energy Corp.
  9.125%, 07/15/13                                           200M       216,000
Williams Cos., Inc.
  7.5%, 01/15/31                                             125M       135,625
  8.125%, 03/15/12                                           150M       164,063
                                                                    -----------
                                                                      1,084,850
                                                                    -----------
Media 0.9%
Charter Communications Holdings
  10.25%, 09/15/10                                           250M       267,500
Mediacom LLC
  9.5%, 01/15/13                                             250M       258,750
                                                                    -----------
                                                                        526,250
                                                                    -----------
Services Cyclical 1.0%
Education Management LLC
  8.75%, 06/01/14                                            100M       106,750
Isle of Capri Casinos, Inc.
  7%, 03/01/14                                               125M       124,375
Las Vegas Sands Corp.
  6.375%, 02/15/15                                           200M       196,500
Mandalay Resort Group
  10.25%, 08/01/07                                           150M       151,500
                                                                    -----------
                                                                        579,125
                                                                    -----------
Technology 0.4%
Sungard Data Systems, Inc.
  9.125%, 08/15/13                                           200M       213,500
                                                                    -----------
Telecommunications 1.9%
Centennial Communications Corp.
  10.125%, 06/15/13                                          250M       271,563
Citizens Communications Co.
  6.25%, 01/15/13                                            275M       273,625
Qwest Capital Funding, Inc.
  7%, 08/03/09                                               300M       304,875
Rogers Wireless, Inc.
  6.375%, 03/01/14                                           250M       256,815
                                                                    -----------
                                                                      1,106,878
                                                                    -----------
Utilities 0.9%
AES Corp.
  7.75%, 03/01/14 (a)                                        225M       238,219
Orion Power Holdings, Inc.
  12%, 05/01/10                                              150M       173,437
Tenaska Alabama Partners LP
  7%, 06/30/21 (b)                                            95M       100,100
                                                                    -----------
                                                                        511,756
                                                                    -----------
Total Bonds
  (Cost $5,610,182)                                                   5,774,284
                                                                    -----------

                                                           Shares
                                                         ----------
Common Stocks 40.6%
Consumer Discretionary 1.8%
Comcast Corp.* (a)                                         11,250       305,775
Idearc, Inc. (a)                                              364        12,831
Target Corp. (a)                                            3,459       215,945
Toyota Motor Corp. ADR                                      3,000       362,280
Walt Disney Co. (a)                                         5,573       197,507
                                                                    -----------
                                                                      1,094,338
                                                                    -----------
Consumer Staples 3.1%
Altria Group, Inc.                                          3,497       248,637
Clorox Co.                                                  2,000       134,280
Coca-Cola Co.                                               4,455       236,070
Colgate-Palmolive Co.                                       2,500       167,400
CVS Caremark Corp.                                          3,146       121,258
General Mills, Inc.                                         2,811       172,146
Kimberly-Clark Corp. (a)                                    4,544       322,442
Kraft Foods, Inc.                                           2,420        81,893
Procter & Gamble Co.                                        2,772       176,160
Wal-Mart Stores, Inc.                                       3,928       186,973
                                                                    -----------
                                                                      1,847,259
                                                                    -----------
Energy 4.2%
BP PLC ADR                                                  3,991       267,437
ConocoPhillips                                              7,088       548,824
ExxonMobil Corp.                                            8,245       685,736
GlobalSantaFe Corp. (a)                                     4,500       307,350
Hess Corp.                                                  1,426        84,448
Occidental Petroleum Corp.                                  3,162       173,815
Schlumberger Ltd.                                           1,600       124,592
Weatherford Int'l., Ltd.* (a)                               5,000       271,700
                                                                    -----------
                                                                      2,463,902
                                                                    -----------
Exchange Traded Funds 4.8%
SPDR Trust Series 1 (a)                                    18,500     2,837,900
                                                                    -----------
Financials 6.8%
Allstate Corp. (a)                                          1,818       111,807
American Int'l. Group, Inc.                                 6,165       445,976
Bank of America Corp.                                      10,088       511,562
Citigroup, Inc.                                            10,047       547,461
Franklin Resources, Inc.                                    1,800       244,332
JPMorgan Chase & Co.                                        9,640       499,641
Merrill Lynch & Co., Inc.                                   3,005       278,654
Moody's Corp. (a)                                           4,700       327,355
PNC Financial Services Group, Inc.                          5,006       369,443
Travelers Cos., Inc.                                        7,409       401,346
Wells Fargo & Co.                                           8,032       289,875
                                                                    -----------
                                                                      4,027,452
                                                                    -----------
Health Care 4.3%
Baxter Int'l., Inc.                                         2,588       147,102
Bristol-Myers Squibb Co.                                    5,500       166,705
Eli Lilly & Co.                                             5,200       304,824
GlaxoSmithKline PLC ADR                                     5,200       271,336
Johnson & Johnson                                           2,406       152,228
Medtronic, Inc. (a)                                         5,245       278,877
Merck & Co., Inc.                                           4,778       250,606
Novartis AG ADR                                             2,400       134,832
Pfizer, Inc.                                               16,027       440,582
Quest Diagnostics, Inc. (a)                                 3,000       147,060
UnitedHealth Group, Inc.                                    3,000       164,310
Wyeth                                                       1,868       108,045
                                                                    -----------
                                                                      2,566,507
                                                                    -----------

   The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Allocation Fund

                                                                      Value
                                                          Shares     (Note 2)
                                                         --------- -----------
Industrials 6.2%
Canadian National Railway Co.                                7,000 $   382,130
Deere & Co.                                                  5,000     602,350
General Electric Co.                                        11,713     440,175
Honeywell Int'l., Inc.                                       7,300     422,743
Lockheed Martin Corp.                                        2,861     280,664
Rockwell Automation, Inc. (a)                                5,000     340,250
Tyco Int'l. Ltd.                                             5,403     180,244
United Technologies Corp. (a)                                6,000     423,300
Waste Management, Inc.                                      15,000     580,050
                                                                   -----------
                                                                     3,651,906
                                                                   -----------
Information Technology 3.2%
Altera Corp. (a)                                             4,994     113,913
Ansys, Inc. * (a)                                            4,000     224,640
Canon, Inc. ADR                                              6,000     353,160
Intel Corp.                                                  4,600     101,982
Microchip Technology, Inc. (a)                               8,500     344,930
Microsoft Corp.                                              8,671     265,940
Motorola, Inc.                                               3,753      68,267
Seagate Technology (a)                                       8,500     175,015
Texas Instruments, Inc.                                      7,000     247,520
                                                                   -----------
                                                                     1,895,367
                                                                   -----------
Materials 2.5%
Dow Chemical Co. (a)                                         2,354     106,824
EI Du Pont de Nemours & Co. (a)                              7,000     366,240
Packaging Corp of America (a)                               12,500     323,250
Praxair, Inc.                                                5,000     340,450
Weyerhaeuser Co. (a)                                         4,308     353,084
                                                                   -----------
                                                                     1,489,848
                                                                   -----------
Telecommunication Services 1.9%
AT&T, Inc.                                                  11,346     469,044
Chunghwa Telecom Co. Ltd. ADR                                   94       1,769
Sprint Nextel Corp. (a)                                     16,091     367,679
Verizon Communications, Inc.                                 7,297     317,638
                                                                   -----------
                                                                     1,156,130
                                                                   -----------
Utilities 1.8%
DPL Inc. (a)                                                 5,500     167,805
Energy East Corp. (a)                                        3,437      83,072
Entergy Corp.                                                1,734     195,769
FPL Group Inc. (a)                                           3,411     218,065
Mirant Corp. * (a)                                           5,464     253,530
TXU Corp.                                                    2,181     147,108
                                                                   -----------
                                                                     1,065,349
                                                                   -----------
Total Common Stocks
  (Cost $18,749,534)                                                24,095,958
                                                                   -----------
Foreign Stocks 1.4%
Germany 0.6%
Puma AG Rudolf Dassler Sport (a)                               800     357,378
                                                                   -----------
Japan 0.2%
Nomura Holdings, Inc.                                        4,800      98,209
                                                                   -----------
Switzerland 0.3%
Nestle SA                                                      500     194,726
                                                                   -----------
United Kingdom 0.3%
Diageo PLC                                                   7,500     159,942
                                                                   -----------
Total Foreign Stocks
  (Cost $680,359)                                                      810,255
                                                                   -----------
Money Market Funds 16.2%
State Street Navigator
Securities Lending
Prime Portfolio (c)
  (Cost $9,580,234)                                      9,580,234   9,580,234
                                                                   -----------
Total Investments 114.7%
  (Cost $62,664,178) **                                             68,035,940
Excess of Liabilities Over Other Assets (14.7)%                     (8,713,921)
                                                                   -----------
Net Assets 100.0%                                                   59,322,019
                                                                   ===========

--------
*   Non-income producing
** Cost for federal income tax purposes is $62,664,178. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $5,371,762 of which $5,744,126 related to appreciated securities and $372,364 related to depreciated securities.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $7,834,936 and $9,350,924, respectively.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2007, the market value of rule 144A securities amounted to $100,100 or 0.17% of net assets. (c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).
    ADR - American Depository Receipt
    SPDR - Standard & Poor's Depository Receipts


   The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

Fund Profile
at May 31, 2007

Average Effective Duration

Duration                                                  Percent of Net Assets
--------                                                  ---------------------
Less than 1 yr.                                                    0.3%
1 yr. to 2.99 yrs.                                                 6.4%
3 yrs. to 3.99 yrs.                                               34.2%
4 yrs. to 5.99 yrs.                                               27.9%
6 yrs. to 7.99 yrs.                                               19.5%
8 yrs. and over                                                   11.8%

Top 10 Holdings*

                                                 Maturity
Description                               Coupon   Date   Percent of Net Assets
-----------                               ------ -------- ---------------------
U.S. Treasury Notes                        4.50% 04/30/12          5.1%
GNR 03-7 PE                                5.50% 11/16/31          4.4%
GNR 02-29 Z                                6.50% 05/16/32          4.3%
FNR 05-112 NC                              6.00% 10/25/32          4.0%
FHR 2440 ZO                                6.50% 04/15/32          3.8%
FHR 2456 CJ                                6.50% 06/15/32          3.8%
FHRR R006 AK                               5.75% 12/15/18          3.6%
FNR 02-94 BZ                               5.50% 01/25/33          3.6%
FNR 03-131 CG                              5.50% 05/25/33          3.5%
FNR 06-66 NV                               6.50% 02/25/24          3.3%
                                                                  ----
  Total of Net Assets                                             39.4%
                                                                  ====

Average Effective Duration (for all Fixed Income Holdings) 5.2 years**

--------
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                        Principal
                                                          Amount      Value
                                                        (M=$1,000)   (Note 2)
                                                        ---------- ------------
U.S. Government Obligations 99.5%
U.S. Government Agency Obligations 89.1%
Federal Home Loan Mortgage Corporation 39.8%
Agency Debentures:
FHLMC
  4.25%, 07/15/09 (a)                                     2,000M   $  1,964,340
FHLMC
  4.5%, 07/15/13 (a)                                     10,000M      9,638,300
FHLMC
  4.75%, 01/19/16                                         9,000M      8,712,000
                                                                   ------------
                                                                     20,314,640
                                                                   ------------
Collateralized Mortgage Obligations:
FHRR R006 AK
  5.75%, 12/15/18                                        12,229M     12,209,958
FHR 3199 VH
  6.35%, 05/15/23                                         9,121M      9,269,946
FHR 3187 VJ
  5%, 03/15/25                                            6,400M      6,052,416
FHR 3181 BV
  6.5%, 06/15/26                                          4,000M      4,114,480
FHR 3177 KB
  6%, 09/15/30                                           10,000M     10,099,400
FHR 2687 PG
  5.5%, 03/15/32                                         10,000M      9,846,600
FHR 2440 ZO
  6.5%, 04/15/32                                         12,427M     12,929,131
FHR 2456 CJ
  6.5%, 06/15/32                                         12,469M     12,774,092
FHR 3220 PC
  6%, 11/15/32                                           11,037M     11,158,186
FHR 2713 EJ
  5.5%, 12/15/33                                         10,000M      9,583,100
FHR 3145 KE
  5%, 02/15/34                                            5,023M      4,669,037
FHR 3213 PE
  6%, 09/15/36                                            4,500M      4,497,255
FHR 3254 QE
  6%, 11/15/36                                            7,539M      7,528,915
                                                                   ------------
                                                                    114,732,516
                                                                   ------------
Mortgage-Backed Securities:
30-Year:
FHLMC 252153
  11%, 11/01/09                                              494            527
FHLMC 170141
  11%, 09/01/15                                               2M          2,591
FHLMC 170147
  11%, 11/01/15                                               2M          2,476
FHLMC 360017
  11%, 11/01/17                                               1M          1,214
FHLMC 544457
  11%, 12/01/17                                               4M          4,341
                                                                   ------------
                                                                         11,149
                                                                   ------------
Total Federal Home Loan Mortgage Corporation                        135,058,305
                                                                   ------------
Federal National Mortgage Association 38.4%
Agency Debentures:
FNMA
  3.3%, 06/02/09                                          5,000M      4,826,500
FNMA
  4.75%, 12/15/10 (a)                                     5,000M      4,939,450
FNMA
  5.5%, 03/15/11                                          5,000M      5,057,000
FNMA
  6.875%, 09/10/12                                        1,000M      1,004,200
FNMA
  5%, 04/15/15 (a)                                        5,000M      4,943,300
                                                                   ------------
                                                                     20,770,450
                                                                   ------------
Collateralized Mortgage Obligations:
FNR 06-63 VH
  6.5%, 03/25/23                                         10,283M     10,548,142
FNR 06-78 BV
  6.5%, 06/25/23                                          5,714M      5,871,706
FNR 06-22 CE
  4.5%, 08/25/23                                         10,000M      8,963,400


   The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

                                                      Principal
                                                        Amount       Value
                                                      (M=$1,000)    (Note 2)
                                                      ----------- ------------
FNR 06-66 NV
  6.5%, 02/25/24                                          11,000M $ 11,217,470
FNR 06-88 BV
  6.5%, 11/25/25                                          10,000M   10,267,900
FNR 03-36 OQ
  5%, 12/25/31                                            10,000M    9,467,800
FNR 05-112 NC
  6%, 10/25/32                                            13,394M   13,479,008
FNR 02-94 BZ
  5.5%, 01/25/33                                          12,743M   12,045,023
FNR 03-131 CG
  5.5%, 05/25/33                                          12,000M   11,706,960
FNR 05-53 MH
  5.5%, 03/25/34                                          10,000M    9,754,600
FNR 06-90 BG
  6%, 09/25/36                                             3,000M    2,984,160
                                                                  ------------
                                                                   106,306,169
                                                                  ------------
Mortgage-Backed Securities:
10-Year:
FNMA 556247
  7%, 10/01/10                                                81M       82,598
15-Year:
FNMA 346879
  7%, 05/01/11                                                39M       40,483
20-Year:
FNMA 252206
  6%, 01/01/19                                                52M       52,114
FNMA 573745
  6.5%, 08/01/20                                             103M      106,288
FNMA 758564
  6%, 09/01/24                                               837M      842,421
                                                                  ------------
                                                                     1,000,823
                                                                  ------------
25-Year:
FNMA 251808
  10%, 04/01/18                                               20M       21,174
30-Year:
FNMA 002109
  9.25%, 10/01/09                                             10M       10,379
FNMA 426830
  8%, 11/01/24                                                58M       61,558
FNMA 738887
  5.5%, 10/01/33                                           1,039M    1,017,819
FNMA 748895
  6%, 12/01/33                                               895M      896,378
                                                                  ------------
                                                                     1,986,134
                                                                  ------------
Total Federal National Mortgage Association                        130,207,831
                                                                  ------------
Government National Mortgage Corporation 10.9%
Collateralized Mortgage Obligations:
GNR 04-58 VB
  5.5%, 04/16/28                                           4,718M    4,595,300
GNR 03-7 PE
  5.5%, 11/16/31                                          15,000M   14,906,100
GNR 02-29 Z
  6.5%, 05/16/32                                          14,099M   14,420,370
                                                                  ------------
                                                                    33,921,770
                                                                  ------------
Mortgage-Backed Securities:
15-Year:
GNMA II 3197
  7%, 02/20/17                                                36M       37,135
                                                                  ------------
20-Year:
GNMA 623177
  6.5%, 08/15/23                                             430M      441,646
                                                                  ------------
25-Year:
GNMA 608728
  6.5%, 11/15/25                                             797M      817,964
                                                                  ------------
30-Year:
GNMA 102852
  13%, 10/15/13                                                45           50
GNMA 506805
  6.5%, 06/15/29                                             357M      366,868
GNMA 606242
  6%, 04/15/34                                             1,189M    1,196,855
                                                                     1,563,773
                                                                  ------------
Total Government National Mortgage Corporation                      36,782,288
                                                                  ------------
Total U.S. Government Agency Obligations                           302,048,424
                                                                  ------------
U.S. Treasury Obligations 10.4%
  5%, 08/15/11 (a)                                         4,000M    4,027,800
  4.5%, 04/30/12 (a)                                      17,500M   17,233,300
  4.375%, 08/15/12 (a)                                    10,000M    9,800,000
  4.75%, 05/15/14 (a)                                      4,000M    3,971,840
                                                                  ------------
                                                                    35,032,940
                                                                  ------------
Total U.S. Government Obligations
  (Cost $339,751,677)                                              337,081,364
                                                                  ------------

                                                        Shares
                                                      -----------
Money Market Funds 13.6%
State Street Navigator
Securities Lending
Prime Portfolio (b)
  (Cost $46,198,556)                                   46,198,556   46,198,556
                                                                  ------------
Total Investments 113.1%
  (Cost $385,950,233)**                               383,279,920
Excess of Liabilities Over Other Assets (13.1)%                    (44,355,016)
                                                                  ------------
Net Assets 100.0%                                                 $338,924,904
                                                                  ============

--------
** Cost for federal income tax purposes is $385,950,233. At May 31, 2007 unrealized depreciation for federal income tax purposes aggregated $2,670,313 of which $454,811 related to appreciated securities and $3,125,124 related to depreciated securities.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $45,438,093 and $44,720,175, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).

   The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund

Fund Profile
at May 31, 2007

Top Sectors

Sector                                                    Percent of Net Assets
------                                                    ---------------------
Materials                                                         17.0%
Information Technology                                            16.0%
Industrials                                                       13.9%
Financials                                                        12.5%
Energy                                                            10.4%
Consumer Staples                                                   8.4%
Consumer Discretionary                                             7.9%
Transportation                                                     3.7%
Health Care                                                        3.2%
Utilities                                                          3.0%

Top 10 Holdings*

Description                                               Percent of Net Assets
-----------                                               ---------------------
Commercial Metals Co.                                              4.4%
Freeport-McMoRan Copper & Gold, Inc.                               4.3%
Praxair, Inc.                                                      4.2%
McDonald's Corp.                                                   4.2%
Precision Castparts Corp.                                          4.1%
Jacobs Engineering Group, Inc.                                     4.0%
Allegheny Technologies, Inc.                                       4.0%
Cisco Systems, Inc.                                                3.9%
Ansys, Inc.                                                        3.9%
Automatic Data Processing, Inc.                                    3.8%
                                                                  ----
   Total of Net Assets                                            40.8%
                                                                  ====

--------
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                                      Value
                                                           Shares    (Note 2)
                                                          --------- -----------
Common Stocks 96.0%
Consumer Discretionary 7.9%
McDonald's Corp.                                             12,000 $   606,600
Yum! Brands, Inc.                                             8,000     541,760
                                                                    -----------
                                                                      1,148,360
                                                                    -----------
Consumer Staples 8.4%
PepsiCo, Inc.                                                 6,000     409,980
Walgreen Co.                                                  8,000     361,040
Wal-Mart de Mexico
  SA de CV ADR* (a)                                          12,078     454,737
                                                                    -----------
                                                                      1,225,757
                                                                    -----------
Energy 10.4%
Grant Prideco, Inc.* (a)                                      6,000     340,740
Noble Corp.                                                   2,000     184,780
Schlumberger Ltd. (a)                                         7,000     545,090
Weatherford Int'l., Ltd.* (a)                                 8,000     434,720
                                                                    -----------
                                                                      1,505,330
                                                                    -----------
Financials 12.5%
American Express Co.                                          8,000     519,840
BlackRock, Inc. (a)                                           3,500     537,390
CB Richard Ellis Group, Inc.* (a)                            11,000     409,420
Goldman Sachs Group, Inc.                                     1,500     346,230
                                                                    -----------
                                                                      1,812,880
                                                                    -----------
Health Care 3.2%
Roche Holding AG ADR                                          5,000     458,750
                                                                    -----------
Industrials 13.9%
Emerson Electric Co.                                         10,000     484,500
Jacobs Engineering Group, Inc.* (a)                          10,000     579,500
Precision Castparts Corp. (a)                                 5,000     597,800
Robert Half Int'l., Inc.                                     10,000     351,400
                                                                    -----------
                                                                      2,013,200
                                                                    -----------
Information Technology 16.0%
Ansys, Inc.* (a)                                             10,000     561,600
Autodesk, Inc.* (a)                                          10,000     454,500
Automatic Data Processing, Inc. (a)                          11,000     546,700
Cisco Systems, Inc.*                                         21,000     565,320
Paychex, Inc. (a)                                             5,000     202,000
                                                                    -----------
                                                                      2,330,120
                                                                    -----------
Materials 17.0%
Allegheny
  Technologies, Inc. (a)                                      5,000     577,950
Commercial Metals Co. (a)                                    18,300     643,245
Freeport-McMoRan Copper & Gold, Inc. (a)                      8,010     630,387
Praxair, Inc.                                                 9,000     612,810
                                                                    -----------
                                                                      2,464,392
                                                                    -----------
Transportation 3.7%
Kansas City
  Southern* (a)                                              13,000     533,650
                                                                    -----------
Utilities 3.0%
Dominion Resources, Inc. (a)                                  5,000     442,950
                                                                    -----------
Total Common Stocks
  (Cost $11,089,417)                                                 13,935,389
                                                                    -----------
Money Market Funds 16.6%
State Street Navigator Securities Lending Prime
  Portfolio (b)
  (Cost $2,416,185)                                       2,416,185   2,416,185
                                                                    -----------


   The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund

                                                        Principal
                                                          Amount      Value
                                                        (M=$1,000)   (Note 2)
                                                        ---------- -----------
Corporate Short-Term Notes 3.5%
Wells Fargo Co.
  5.25%, 06/04/07
  (Cost $499,781)                                          500M    $   499,781
                                                                   -----------
Total Investments 116.1%
  (Cost $14,005,383)**                                              16,851,355
Excess of Liabilities Over Other Assets (16.1)%                     (2,332,271)
                                                                   -----------
Net Assets 100.0%                                                  $14,519,084
                                                                   ===========

--------
*   Non-income producing
** Cost for federal income tax purposes is $14,005,383. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $2,845,972 of which $2,886,958 related to appreciated securities and $40,986 related to depreciated securities.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $1,854,596 and $2,400,747, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).
    ADR - American Depository Receipt

   The accompanying notes are an integral part of the financial statements.

Sentinel High Yield Bond Fund

Fund Profile
at May 31, 2007
Portfolio Weightings

Asset Category                                           Percent of Net Assets
--------------                                           ---------------------
Bonds                                                                    81.3%
Common Stocks                                                             3.0%
Limited Partnership                                                       0.9%
Foreign Stocks                                                            0.1%
Cash and Other                                                           14.7%

Top 10 Holdings*

                                                            Maturity Percent of
Description                                         Coupon    Date   Net Assets
-----------                                         ------  -------- ----------
Amscan Holdings, Inc.                                 8.75% 05/01/14     2.0%
Sungard Data Systems, Inc.                           9.125% 08/15/13     1.6%
GMAC LLC                                              8.00% 11/01/31     1.5%
Ford Motor Credit Co.                                9.875% 08/10/11     1.4%
NRG Energy, Inc.                                     7.375% 02/01/16     1.4%
Kellwood Co.                                         7.875% 07/15/09     1.4%
Beazer Homes USA, Inc.                               8.625% 05/15/11     1.4%
TRW Automotive, Inc.                                  7.25% 03/15/17     1.3%
Ford Motor Credit Co.                               6.1938% 09/28/07     1.3%
Universal Foods Corp.                                 6.50% 04/01/09     1.3%
                                                                        ----
  Total of Net Assets                                                   14.6%
                                                                        ====

Average Effective Duration (for all Fixed Income Holdings) 4.1 years**

--------
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 2)
                                                         ---------- ----------
Bonds 81.3%
Basic Industry 7.3%
Freeport-McMoRan Copper & Gold, Inc.
  8.5644%, 04/01/15 (b)                                      750M   $  792,188
Ineos Group Holdings Plc
  8.5%, 02/15/16 (a)(c)                                      250M      252,812
Massey Energy Co.
  6.625%, 11/15/10                                           500M      497,500
Mosaic Co.
  7.625%, 12/01/16 (c)                                       750M      800,625
NewPage Corp.
  12%, 05/01/13 (a)                                          500M      557,500
Ryerson, Inc.
  8.25%, 12/15/11                                            500M      518,750
Sappi Papier Holding AG
  6.75%, 06/15/12 (c)                                        500M      497,533
Universal Foods Corp.
  6.5%, 04/01/09                                           1,000M      999,240
Verso Paper Holdings LLC
  11.375%, 08/01/16 (a)(c)                                   500M      537,500
                                                                    ----------
                                                                     5,453,648
                                                                    ==========
Basic Materials 3.0%
Catalyst Paper Corp.
  8.625%, 06/15/11                                           500M      503,750
Innophos, Inc.
  8.875%, 08/15/14                                           250M      265,000
Koppers Holdings, Inc.
  0%, 11/15/14 (d)                                           250M      220,000
MacDermid, Inc.
  9.5%, 04/15/17 (c)                                         250M      265,000
Noranda Aluminium Acquisition Corp.
  9.3588%, 05/15/15 (c)                                      500M      507,500
Smurfit-Stone Container Enterprises, Inc.
  8.375%, 07/01/12                                           500M      512,500
                                                                    ----------
                                                                     2,273,750
                                                                    ==========
Capital Goods 4.6%
Berry Plastics Holding Corp.
  8.875%, 09/15/14                                           500M      515,000
DRS Technologies, Inc.
  7.625%, 02/01/18 (a)                                       500M      520,625
Esco Corp.
  8.625%, 12/15/13 (c)                                       500M      537,500
Graham Packaging Co., Inc.
  9.875%, 10/15/14 (a)                                       500M      517,500
Hawker Beechcraft Acquisition Co LLC
  9.75%, 04/01/17 (a)(c)                                     250M      268,125
Hexcel Corp.
  6.75%, 02/01/15                                            500M   $  505,000
RBS Global Inc and Rexnord Corp.
  11.75%, 08/01/16 (c)                                       500M      566,250
                                                                    ----------
                                                                     3,430,000
                                                                    ==========
Consumer Cyclical 13.4%
American Axle & Manufacturing, Inc.
  7.875%, 03/01/17 (a)                                       500M      505,000
Ford Motor Credit Co.
  6.1938%, 09/28/07 (e)                                    1,000M    1,000,130
  9.875%, 08/10/11 (a)                                     1,000M    1,072,120
General Motors Corp.
  7.7%, 04/15/16 (a)                                       1,000M      940,000
GMAC LLC
  6.75%, 12/01/14 (a)                                        750M      748,680
  8%, 11/01/31 (a)                                         1,000M    1,101,690
Kellwood Co.
  7.875%, 07/15/09                                         1,000M    1,020,960
Levi Strauss & Co
  9.75%, 01/15/15                                            775M      845,719
Tenneco, Inc.
  10.25%, 07/15/13 (a)                                       500M      549,375
TRW Automotive, Inc.
  7.25%, 03/15/17 (c)                                      1,000M    1,007,500

   The accompanying notes are an integral part of the financial statements.

Sentinel High Yield Bond Fund

                                                      Principal
                                                        Amount     Value
                                                      (M=$1,000)  (Note 2)
                                                      ---------- -----------
Unifi, Inc.
  11.5%, 05/15/14 (a)                                     750M   $   750,000
United Auto Group, Inc.
  7.75%, 12/15/16 (c)                                     500M       507,500
                                                                 -----------
                                                                  10,048,674
                                                                 ===========
Consumer Non-Cyclical 5.0%
ALH Finance LLC
  8.5%, 01/15/13                                          500M       503,750
American Greetings Corp.
  7.375%, 06/01/16                                        700M       718,375
Amscan Holdings, Inc.
  8.75%, 05/01/14                                       1,500M     1,522,500
Constellation Brands, Inc.
  7.25%, 09/01/16                                         500M       506,250
Dole Food Co., Inc.
  8.625%, 05/01/09 (a)                                    500M       512,500
                                                                 -----------
                                                                   3,763,375
                                                                 ===========
Energy 11.7%
Chesapeake Energy Corp.
  6.875%, 11/15/20                                        900M       913,500
Clayton Williams Energy, Inc.
  7.75%, 08/01/13 (a)                                     500M       470,000
Energy Partners Ltd.
  9.75%, 04/15/14 (a)(c)                                  500M       509,375
MarkWest Energy Partners LP
  8.5%, 07/15/16                                          500M       528,750
Nexus 1 Pte Ltd.
  10.5%, 03/07/12 (c)(f)                                  500M       515,000
OPTI Canada, Inc.
  8.25%, 12/15/14 (c)                                     250M       266,875
PetroHawk Energy Corp.
  9.125%, 07/15/13                                        500M       540,000
PetroProd Ltd.
  11.355%, 01/12/12 (c)(f)                                500M       513,750
PHI, Inc.
  7.125%, 04/15/13                                        650M       640,250
Quicksilver Resources, Inc.
  7.125%, 04/01/16                                        500M       498,750
Regency Energy Partners LP
  8.375%, 12/15/13 (c)                                    750M       782,813
Sabine Pass LNG LP
  7.5%, 11/30/16 (c)                                      500M       513,750
SemGroup LP
  8.75%, 11/15/15 (c)                                     500M       525,625
Sonat, Inc.
  7%, 02/01/18                                            500M       522,535
TEPPCO Partners LP
  7%, 06/01/67 (g)                                        500M       493,355
Williams Partners LP
  7.25%, 02/01/17                                         500M       532,500
                                                                 -----------
                                                                   8,766,828
                                                                 ===========
Media 9.0%
CCH I LLC
  11%, 10/01/15                                           400M       437,000
Charter Communications Holdings II LLC
  10.25%, 09/15/10                                        800M       854,000
Charter Communications
  Operating LLC
  8.375%, 04/30/14 (a)(c)                                 250M       263,750
CSC Holdings, Inc.
  6.75%, 04/15/12                                         250M       248,125
  7.25%, 07/15/08                                         750M       761,250
Dex Media, Inc.
  8%, 11/15/13 (a)                                        500M       525,000
Echostar DBS Corp.
  5.75%, 10/01/08                                         500M       501,250
Idearc, Inc.
  8%, 11/15/16 (c)                                        400M       416,500
Interpublic Group of Cos, Inc.
  6.25%, 11/15/14                                         250M       235,937
Liberty Media LLC
  5.7%, 05/15/13                                          200M       189,860
LIN Television Corp.
  6.5%, 05/15/13 (a)                                      500M       507,500
Mediacom LLC
  7.875%, 02/15/11                                        500M       503,750
Quebecor World, Inc.
  9.75%, 01/15/15 (c)                                     250M       266,250
RH Donnelley Corp.
  8.875%, 01/15/16                                        250M       270,625
Videotron Ltee
  6.375%, 12/15/15                                        800M       794,000
                                                                 -----------
                                                                   6,774,797
                                                                 ===========
Services Cyclical 8.9%
Beazer Homes USA, Inc.
  8.375%, 04/15/12 (a)                                    400M       403,000
  8.625%, 05/15/11 (a)                                  1,000M     1,012,500
CHC Helicopter Corp.
  7.375%, 05/01/14                                        550M       543,125
Cinemark, Inc.
  0%, 03/15/09 (h)                                      1,000M       928,750
Herbst Gaming, Inc.
  7%, 11/15/14                                            425M       402,687
Marquee Holdings, Inc.
  0%, 08/15/09 (i)                                      1,000M       890,000
MGM Mirage
  7.5%, 06/01/16                                          400M       396,000
Neff Corp.
  10%, 06/01/15 (c)                                       500M       513,750
Park Place Entertainment Corp.
  7.875%, 03/15/10                                        500M       525,625
United Rentals North America, Inc.
  7.75%, 11/15/13                                         500M       521,250
Wimar Opco LLC
  9.625%, 12/15/14 (c)                                    500M       507,500
                                                                 -----------
                                                                   6,644,187
                                                                 ===========
Services Non-Cyclical 4.3%
Advanced Medical Optics, Inc.
  7.5%, 05/01/17 (c)                                      500M       495,625
HCA, Inc.
  9.25%, 11/15/16 (c)                                     800M       879,000
Invacare Corp.
  9.75%, 02/15/15 (c)                                     500M       512,500
Sun Healthcare Group, Inc.
  9.125%, 04/15/15 (c)                                    750M       791,250
Waste Services, Inc.
  9.5%, 04/15/14                                          500M       530,625
                                                                 -----------
                                                                   3,209,000
                                                                 ===========
Technology 3.3%
Freescale Semiconductor, Inc.
  8.875%, 12/15/14 (c)                                    750M       754,688
NXP BV/NXP Funding LLC
  7.875%, 10/15/14                                        250M       258,750
  9.5%, 10/15/15 (a)                                      250M       260,000
Sungard Data Systems, Inc.
  9.125%, 08/15/13                                      1,150M     1,227,625
                                                                 -----------
                                                                   2,501,063
                                                                 ===========
Telecommunications 7.0%
Centennial Communications Corp.
  10%, 01/01/13 (a)                                       250M       272,500
Cincinnati Bell, Inc.
  8.375%, 01/15/14 (a)                                    500M       515,000
Citizens Communications Co.
  6.25%, 01/15/13                                         250M       248,750
Dobson Communications Corp.
  8.875%, 10/01/13 (a)                                    500M       528,750
Intelsat Corp.
  9%, 06/15/16                                            300M       330,000
Intelsat Subsidiary Holding Co Ltd.
  8.25%, 01/15/13                                         300M       313,125
Qwest Communications Int'l, Inc.
  7.5%, 02/15/14 (a)                                      500M       518,750
Qwest Corp.
  7.875%, 09/01/11                                        500M       531,250
Rogers Wireless, Inc.
  6.375%, 03/01/14 (a)                                    350M       359,541
  7.5%, 03/15/15                                          575M       627,267
US Unwired, Inc.
  10%, 06/15/12                                           425M       460,479
Windstream Corp.
  8.125%, 08/01/13                                        500M       540,000
                                                                 -----------
                                                                   5,245,412
                                                                 ===========

   The accompanying notes are an integral part of the financial statements.

Sentinel High Yield Bond Fund

                                                        Principal
                                                          Amount      Value
                                                        (M=$1,000)   (Note 2)
                                                        ---------- -----------
Utilities 3.8%

Dynegy Holdings, Inc.
  8.375%, 05/01/16                                            500M $   521,875
NRG Energy, Inc.
  7.375%, 02/01/16                                          1,000M   1,040,000
SEMCO Energy, Inc.
  7.125%, 05/15/08                                            500M     506,080
White Pine Hydro Portfolio
  7.26%, 07/20/15                                             800M     800,000
                                                                   -----------
                                                                     2,867,955
                                                                   -----------
Total Bonds
  (Cost $58,781,171)                                                60,978,689
                                                                   -----------
                                                          Shares
                                                        ----------
Common Stocks 3.0%

Consumer Discretionary 0.8%

Clear Channel Communications, Inc. (a)                       5,000     192,000
Six Flags, Inc. * (a)                                       44,000     272,360
Trump Entertainment
  Resorts, Inc. * (a)                                        8,000     128,720
                                                                   -----------
                                                                       593,080
                                                                   -----------
Energy 0.9%

CHC Helicopter Corp.                                         9,000     214,290
Energy Income and Growth Fund * (a)                          5,800     163,038
Peabody Energy Corp. (a)                                     3,600     194,544
Quicksilver Resources, Inc. * (a)                            1,500      66,735
Range Resources Corp. (a)                                    2,000      77,480
                                                                   -----------
                                                                       716,087
                                                                   -----------
Health Care 0.3%

Bristol-Myers Squibb Co. (a)                                 7,500     227,325
                                                                   -----------
Industrials 0.3%
Waste Services, Inc. * (a)                                  20,000     204,600
                                                                   -----------
Utilities 0.4%
Mirant Corp. * (a)                                           6,000     278,400
                                                                   -----------
Total Common Stocks
  (Cost $1,683,808)                                                  2,019,492
                                                                   -----------
Foreign Stocks 0.1%
Canada 0.1%
OPTI Canada, Inc. *
  (Cost $65,932)                                             4,000      90,240
Limited Partnerships 1.2%
Energy 1.2%
EV Energy Partner LP * (a)(j)                                6,500     238,160

                                                          Shares
                                                        ----------
Targa Resources Partners LP * (a)                            8,000     266,000
Universal Compression Partners LP * (a)(j)                   6,500     222,430
Williams Partners LP (a)(j)                                  4,000     194,880
                                                                   -----------
Total Limited
  Partnerships
  (Cost $657,327)                                                      921,470
                                                                   -----------
                                                        Principal
                                                          Amount
                                                        (M=$1,000)
                                                        ----------
Corporate Short-Term Notes 6.7%
LBC (Lasalle Bank Corp.)
  5.22%, 06/01/07                                           3,000M   3,000,000
Wells Fargo & Co.
  5.25%, 06/05/07                                           2,000M   1,998,833
Total Corporate
                                                                   -----------
  Short-Term Notes
  (Cost $4,998,833)                                                  4,998,833
                                                                   ===========
                                                          Shares
                                                        ----------
Money Market Funds 19.7%
State Street Navigator Securities Lending Prime
  Portfolio (k)
  (Cost $14,743,700)                                    14,743,700  14,743,700
Total Investments 111.7%
  (Cost $80,930,772)**                                              83,752,424
Excess of Liabilities Over Other Assets (11.7)%                     (8,801,117)
                                                                   -----------
Net Assets 100.0%                                                  $74,951,307
                                                                   ===========

--------
*   Non-income producing
** Cost for federal income tax purposes is $80,930,772. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $2,821,652 of which $2,922,676 related to appreciated securities and $101,024 related to depreciated securities.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $13,152,856 and $14,294,246, respectively.
(b) Freeport- McMoran Copper & Gold Co. has a variable interest rate that floats Semi-annually on 1st of April and October. The interest rate is based on the 6-month Libor rate plus 3.25%.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2007, the market value of Rule 144A securities amounted to $14,775,846 or 19.71% of net assets.
(d) Koppers Holdings, Inc. currently pays a 0% coupon, steps up to 9.875% beginning 11/15/2009.
(e) Ford Motor Credit Co. has a variable interest rate that floats quarterly on the 28th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 0.83%.
(f) Illiquid securities. These bonds represent private placement investments that the Fund has made, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. At May 31, 2007, the market value of the private placement securities amounted to $1,028,750 or 1.37% of net assets.
(g) As of May 31, 2007, TEPPCO Partners pays a fixed rate of 7.0%, but on 06/01/2017 the security becomes a floating rate based on the 3 month Libor rate plus 2.7775%.
(h) As of May 31, 2007, Cinemark, Inc. pays a 0% coupon, which steps up to 9.75% beginning 03/15/2009.
(i) As of May 31, 2007, Marquee Holdings, Inc. pays a 0% coupon, which steps up to 12% beginning 08/15/2009.
(j) Return of Capital paid during the fiscal period.
(k) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).

   The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

Fund Profile at May 31, 2007
Sector Weightings

                                                                     Percent of
Sector                                                               Net Assets
------                                                               ----------
Financials                                                              23.3%
Industrials                                                             14.1%
Consumer Discretionary                                                  10.0%
Consumer Staples                                                         9.2%
Information Technology                                                   8.7%
Materials                                                                8.1%
Energy                                                                   7.1%
Health Care                                                              7.0%
Telecommunication Services                                               5.4%
Utilities                                                                5.1%

Top Geographical Weightings

                                                                     Percent of
Country                                                              Net Assets
-------                                                              ----------
Japan                                                                   21.0%
United Kingdom                                                          17.1%
Germany                                                                 14.5%
Switzerland                                                              9.8%
France                                                                   9.3%
Finland                                                                  3.7%
Netherlands                                                              3.2%
Hong Kong                                                                3.0%
Australia                                                                2.9%
Norway                                                                   1.9%

Top 10 Holdings*

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
Fresenius AG                                                             2.2%
Anglo American PLC                                                       2.1%
Nestle SA                                                                2.1%
Komatsu Ltd.                                                             2.0%
Old Mutual PLC                                                           2.0%
TNT NV                                                                   2.0%
RWE AG                                                                   1.9%
Sumitomo Mitsui Financial Group, Inc.                                    1.9%
Puma AG Rudolf Dassler Sport                                             1.8%
Macquarie Infrastructure Group                                           1.7%
                                                                        ----
   Total of Net Assets                                                  19.7%
                                                                        ====
--------
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                                      Value
                                                           Shares    (Note 2)
                                                          --------- -----------
Common Stocks 98.0%
Australia 2.9%
Macquarie Infrastructure Group                            1,025,000 $ 3,140,380
National Australia Bank Ltd.                                 67,000   2,360,091
                                                                    -----------
                                                                      5,500,471
                                                                    ===========
Austria 1.1%
OMV AG (a)                                                   30,000   1,991,278
                                                                    -----------
Brazil 1.5%
Cia Vale do Rio Doce ADR                                     60,000   2,727,000
                                                                    -----------
Canada 1.0%
EnCana Corp.                                                 30,000   1,837,416
                                                                    -----------
China 1.2%
China Mobile Ltd. ADR (a)                                    50,000   2,321,000
                                                                    -----------
Finland 3.7%
Fortum Oyj (a)                                               70,000   2,301,965
Nokia Oyj (a)                                               110,000   3,012,012
Stora Enso Oyj                                               89,600   1,710,763
                                                                    -----------
                                                                      7,024,740
                                                                    ===========
France 9.3%
AXA SA (a)                                                   43,000   1,879,826
Carrefour SA (a)                                             26,000   1,894,748
Credit Agricole SA (a)                                       31,200   1,287,981
Dassault Systemes SA (a)                                     40,000   2,428,447
Groupe Danone (a)                                            15,000   2,349,934
PPR (a)                                                      17,000   3,103,132
Publicis Groupe (a)                                          40,000   1,813,800
Total SA ADR (a)                                             37,000   2,791,650
                                                                    -----------
                                                                     17,549,518
                                                                    ===========
Germany 14.5%
Allianz SE (a)                                                7,000   1,550,718
BASF AG                                                      17,500   2,165,156
Commerzbank AG (a)                                           50,000   2,452,936
Deutsche Postbank AG (a)                                     15,000   1,340,369
Fresenius AG                                                 53,000   4,051,354
Hypo Real Estate Holding AG                                  25,000   1,725,667
MAN AG                                                       17,000   2,464,252
Puma AG Rudolf Dassler Sport                                  7,500   3,350,417
RWE AG (a)                                                   31,000   3,495,467
SAP AG (a)                                                   39,000   1,858,714
SGL Carbon AG* (a)                                           75,000   2,830,699
                                                                    -----------
                                                                     27,285,749
                                                                    ===========

   The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

                                                        Shares   Value (Note 2)
                                                      ---------- --------------
Hong Kong 3.0%
Cheung Kong Holdings Ltd.                                200,000  $  2,589,503
HSBC Holdings PLC                                         81,700     1,511,907
Shun TAK Holdings Ltd.                                 1,150,000     1,555,238
                                                                  ------------
                                                                     5,656,648
                                                                  ------------
Japan 21.0%
Canon, Inc.                                               51,000     3,000,493
Credit Saison Co Ltd. (a)                                 90,000     2,580,937
Daimaru, Inc. (a)                                        130,000     1,448,480
Daiwa House Industry Co Ltd.                             128,000     1,919,474
East Japan Railway Co.                                       222     1,714,708
Fanuc Ltd.                                                12,000     1,145,768
Haseko Corp. * (a)                                       550,000     1,708,299
Jupiter Telecommunications Co. *                           2,100     1,742,810
KDDI Corp.                                                   225     1,922,761
Komatsu Ltd.                                             145,000     3,848,398
Millea Holdings, Inc.                                     47,000     1,869,187
Nomura Holdings, Inc.                                    106,000     2,168,776
Sega Sammy Holdings, Inc.                                 45,000       828,266
Shin-Etsu Chemical Co Ltd.                                27,000     1,810,353
Sumitomo Mitsui Financial Group, Inc. (a)                    360     3,490,551
Takeda Pharmaceutical Co Ltd.                             38,000     2,551,027
Tokyo Gas Co Ltd.                                        340,000     1,676,253
Toyota Motor Corp.                                        35,300     2,117,420
Uni-Charm Corp. (a)                                       34,000     1,888,578
                                                                  ------------
                                                                    39,432,539
                                                                  ------------
Mexico 0.9%
Fomento Economico Mexicano SA de CV ADR                   41,100     1,637,424
                                                                  ------------
Netherlands 3.2%
ING Groep NV                                              49,000     2,183,005
TNT NV                                                    85,000     3,758,253
                                                                  ------------
                                                                     5,941,258
                                                                  ------------
Norway 1.9%
Acergy SA (a)                                             60,000     1,352,976
Statoil ASA (a)                                           80,000     2,185,321
                                                                  ------------
                                                                     3,538,297
                                                                  ------------
Singapore 1.2%
Singapore Technologies Engineering Ltd.                1,000,000     2,275,402
                                                                  ------------
South Korea 1.4%
Samsung Electronics Co Ltd.                                4,500     2,594,848
                                                                  ------------
Spain 1.5%
Telefonica SA ADR                                         42,000     2,874,480
                                                                  ------------
Sweden 0.8%
Telefonaktiebolaget LM Ericsson ADR (a)                   40,000     1,519,200
                                                                  ------------
Switzerland 9.8%
ABB Ltd.                                                  50,000     1,069,562
Adecco SA (a)                                             30,000     2,188,521
Credit Suisse Group                                       26,000     1,977,384
Julius Baer Holding AG                                    38,000     2,891,574
Nestle SA                                                 10,000     3,894,513
Novartis AG                                               40,000     2,248,530
Phonak Holding AG                                         22,000     2,101,568
Roche Holding AG                                          11,500     2,110,712
                                                                  ------------
                                                                    18,482,364
                                                                  ------------
Taiwan 1.0%
HON HAI Precision Industry Co Ltd.                       255,000     1,802,216
                                                                  ------------
United Kingdom 17.1%
Anglo American PLC                                        65,000     3,911,390
BAE Systems PLC                                          350,000     3,099,599
BP PLC                                                   275,000     3,073,858
Diageo PLC                                               124,300     2,650,782
Kingfisher PLC                                           365,100     1,794,685
Old Mutual PLC                                         1,100,000     3,772,486
Royal Bank of Scotland Group PLC                         220,000     2,733,528
SABMiller PLC                                             45,000     1,071,036
Standard Chartered PLC                                    60,000     2,031,583
Tesco PLC                                                209,000     1,898,495
United Utilities PLC                                     132,000     2,016,494
Vodafone Group PLC                                       998,750     3,124,647
WPP Group PLC                                             65,000       961,438
                                                                  ------------
                                                                    32,140,021
                                                                  ------------
Total Common Stocks
  (Cost $130,561,166)                                              184,131,869
                                                                  ------------
Money Market Funds 16.7%
State Street Navigator Securities Lending Prime
  Portfolio (b)
  (Cost $31,321,461)                                  31,321,461    31,321,461
                                                                  ------------
U.S. Government Obligations 0.5%
Federal Home Loan Bank 0.5%
Agency Discount Notes:
5.151%, 06/04/07
(Cost $999,571)                                           1,000M       999,571
                                                                  ------------
Total Investments 115.2%
(Cost $162,882,198)**                                              216,452,901
Excess of Liabilities Over Other Assets (15.2)%                    (28,573,192)
                                                                  ------------
Net Assets 100.0%                                                 $187,879,709
                                                                  ============

--------
*   Non-income producing
** Cost for federal income tax purposes is $162,882,198. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $53,570,703 of which $56,334,689 related to appreciated securities and $2,763,986 related to depreciated securities.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $22,015,481 and $30,248,808, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).
    ADR - American Depository Receipt

   The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Growth Fund

Fund Profile
at May 31, 2007

Top Sectors

                                                                     Percent of
Sector                                                               Net Assets
------                                                               ----------
Information Technology                                                  22.4%
Industrials                                                             18.0%
Consumer Discretionary                                                  16.6%
Health Care                                                             13.6%
Financials                                                              10.2%
Energy                                                                   9.6%
Materials                                                                5.4%
Telecommunication Services                                               1.6%
Utilities                                                                1.2%
Consumer Staples                                                         1.0%

Top 10 Holdings*

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
MEMC Electronic Materials, Inc.                                          1.9%
Precision Castparts Corp.                                                1.8%
Allegheny Technologies, Inc.                                             1.8%
Praxair, Inc.                                                            1.7%
Corrections Corp of America                                              1.7%
Coach, Inc.                                                              1.6%
Jacobs Engineering Group, Inc.                                           1.6%
Tempur-Pedic Int'l., Inc.                                                1.6%
NII Holdings, Inc.                                                       1.6%
Affiliated Managers Group, Inc.                                          1.5%
                                                                        ----
   Total of Net Assets                                                  16.8%
                                                                        ====
--------
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                                     Value
                                                           Shares   (Note 2)
                                                           ------- -----------
Common Stocks 99.6%
Consumer Discretionary 16.6%
American Eagle Outfitters, Inc.                             69,000 $ 1,863,000
Bed Bath & Beyond, Inc. *                                   48,000   1,951,680
Cablevision Systems Corp.                                   44,000   1,592,360
Chico's FAS, Inc. * (a)                                     71,000   1,934,040
Coach, Inc. *                                               54,500   2,799,120
Dick's Sporting Goods, Inc. * (a)                           33,000   1,833,810
Domino's Pizza, Inc. (a)                                    66,000   1,294,920
Hilton Hotels Corp.                                         42,000   1,493,100
Lamar Advertising Co. (a)                                   33,000   2,161,500
Marriott Int'l., Inc.                                       36,500   1,680,825
PetSmart, Inc.                                              62,500   2,138,750
Sally Beauty Holdings, Inc. *                              161,500   1,480,955
Starwood Hotels & Resorts Worldwide, Inc.                   25,000   1,801,750
Tempur-Pedic Int'l., Inc. (a)                              107,000   2,713,520
Wolverine World Wide, Inc. (a)                              66,500   1,930,495
                                                                   -----------
                                                                    28,669,825
                                                                   -----------
Consumer Staples 1.0%
McCormick & Co, Inc./MD                                     48,000   1,789,920
                                                                   -----------
Energy 9.6%
Cameron Int'l. Corp. *                                      34,500   2,446,050
GlobalSantaFe Corp. (a)                                     29,500   2,014,850
Grant Prideco, Inc. * (a)                                   43,500   2,470,365
Noble Energy, Inc. (a)                                      32,000   2,025,280
Range Resources Corp. (a)                                   48,500   1,878,890
Smith Int'l., Inc. (a)                                      27,500   1,526,525
Weatherford Int'l., Ltd. *                                  41,500   2,255,110
Williams Cos, Inc. (a)                                      61,000   1,937,360
                                                                   -----------
                                                                    16,554,430
                                                                   -----------
Financials 10.2%
Affiliated Managers Group, Inc. * (a)                       20,500   2,669,100
Chicago Mercantile Exchange Holdings, Inc.                   4,000   2,124,000
HCC Insurance Holdings, Inc.                                55,500   1,826,505
Intercontinental Exchange, Inc. *                           16,000   2,319,040
Moody's Corp.                                               27,000   1,880,550
Nasdaq Stock Market, Inc. * (a)                             53,000   1,763,840
PartnerRe Ltd.                                              18,000   1,382,400
Raymond James Financial, Inc.                               67,500   2,248,425
T Rowe Price Group, Inc.                                    26,200   1,345,370
                                                                   -----------
                                                                    17,559,230
                                                                   -----------
Health Care 13.6%
BioMarin Pharmaceuticals, Inc. * (a)                        59,500   1,061,480
Brookdale Senior Living, Inc. (a)                           34,700   1,638,187
Community Health Systems, Inc. *                            47,000   1,791,640
Covance, Inc. *                                             36,500   2,429,075
Gen-Probe, Inc. *                                           44,000   2,379,960
Henry Schein, Inc. *                                        28,000   1,498,840
Hologic, Inc. * (a)                                         36,000   1,947,240
Hospira, Inc. *                                             46,000   1,832,640
Medicis Pharmaceutical Corp. (a)                            64,000   2,112,000
Shire PLC ADR (a)                                           29,500   2,057,625
St. Jude Medical, Inc. *                                    57,000   2,433,330

   The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Growth Fund

                                                                    Value
                                                        Shares     (Note 2)
                                                      ---------- ------------
VCA Antech, Inc. *                                        55,500 $  2,196,690
                                                                 ------------
                                                                   23,378,707
                                                                 ------------
Industrials 18.0%
Ametek, Inc.                                              59,000    2,226,660
BE Aerospace, Inc. *                                      66,500    2,546,285
Corrections Corp of America * (a)                         44,250    2,867,400
Expeditors Int'l. Washington, Inc.                        46,000    2,008,360
Goodrich Corp.                                            38,500    2,290,365
ITT Corp.                                                 31,000    2,086,300
Jacobs Engineering Group, Inc. *                          48,000    2,781,600
Joy Global, Inc. (a)                                      28,500    1,613,955
Precision Castparts Corp.                                 26,000    3,108,560
Republic Services, Inc.                                   72,450    2,193,786
Ritchie Bros Auctioneers, Inc.                            30,500    1,799,195
Robert Half Int'l., Inc. (a)                              24,800      871,472
Roper Industries, Inc. (a)                                40,500    2,363,580
Stericycle, Inc. * (a)                                    24,000    2,188,080
                                                                 ------------
                                                                   30,945,598
                                                                 ------------
Information Technology 22.4%
Activision, Inc. *                                        88,000    1,741,520
Adtran, Inc. (a)                                          58,000    1,569,480
Akamai Technologies, Inc. * (a)                           45,000    1,989,450
Amphenol Corp. (a)                                        58,500    2,093,130
Ansys, Inc. * (a)                                         36,000    2,021,760
Autodesk, Inc. *                                          51,000    2,317,950
Business Objects SA ADR *                                 51,500    2,117,165
Ciena Corp. * (a)                                         53,800    1,846,416
Cognizant Technology Solutions Corp. *                    23,500    1,846,160
Equinix, Inc. * (a)                                       24,000    2,097,120
Informatica Corp. * (a)                                  121,500    1,854,090
Kla-Tencor Corp. (a)                                      22,500    1,237,050
Maxim Integrated Products, Inc.                           54,000    1,660,500
MEMC Electronic Materials, Inc. *                         52,500    3,190,950
Novell, Inc. * (a)                                       267,000    2,087,940
Research In Motion Ltd. *                                 15,000    2,491,200
Salesforce.com, Inc. * (a)                                51,500    2,433,375
Tessera Technologies, Inc. * (a)                          44,000    2,000,680
Xilinx, Inc. (a)                                          70,000    1,993,600
                                                                 ------------
                                                                   38,589,536
                                                                 ------------
Materials 5.4%
Allegheny Technologies, Inc. (a)                          26,400    3,051,576
Carpenter Technology Corp. (a)                            18,000    2,386,260
Freeport-McMoRan Copper & Gold, Inc.                      12,500      983,750
Praxair, Inc.                                             43,500    2,961,915
                                                                 ------------
                                                                    9,383,501
                                                                 ------------
Telecommunication Services 1.6%
NII Holdings, Inc. *                                      33,000    2,688,510
                                                                 ------------
Utilities 1.2%
AES Corp. *                                               85,500    2,028,915
                                                                 ------------
Total Common Stocks
  (Cost $ 130,357,792)                                            171,588,172
                                                                 ------------
Money Market Funds 24.7%
State Street Navigator Securities Lending Prime
  Portfolio (b)
  (Cost $ 42,462,816)                                 42,462,816   42,462,816
                                                                 ------------
Total Investments 124.3%
  (Cost $172,820,608)**                                           214,050,988
Excess of Liabilities Over Other Assets (24.3)%                   (41,793,809)
                                                                 ------------
Net Assets 100.0%                                                $172,257,179
                                                                 ============
--------
*   Non-income producing
** Cost for federal income tax purposes is $172,820,608. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $41,230,380 of which $41,594,205 related to appreciated securities and $363,825 related to depreciated securities.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $33,661,462 and $42,202,783, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).
    ADR - American Depository Receipt

   The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

Fund Profile
at May 31, 2007

Average Effective Duration

                                                                     Percent of
Duration                                                             Net Assets
--------                                                             ----------
Less than 1 yr.                                                          8.0%
1 yr. to 2.99 yrs.                                                      80.6%
3 yrs. to 3.99 yrs.                                                      9.6%
4 yrs. to 5.99 yrs.                                                      1.8%

Top 10 Holdings*

                                                            Maturity Percent of
Description                                          Coupon   Date   Net Assets
-----------                                          ------ -------- ----------
FHRR R007 AC                                         5.875% 05/15/16    11.7%
FHR 2388 BG                                           6.50% 12/15/31     9.3%
GNR 02-41 TE                                          6.00% 07/16/31     8.3%
FHR 2435 HL                                           6.50% 09/15/31     7.7%
FHR 3176 HA                                           6.00% 02/15/28     5.5%
FHRR R006 AK                                          5.75% 12/15/18     5.2%
FHR 2492 PE                                           6.00% 01/15/22     5.0%
FHLMC J05907                                          6.00% 08/01/19     4.9%
GNMA 781109                                           7.00% 11/15/14     2.9%
FNMA 725284                                           7.00% 11/01/18     2.5%
                                                                        ----
   Total of Net Assets                                                  63.0%
                                                                        ====
--------
    Average Effective Duration(for all Fixed Income Holdings) 1.9 years**
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                         Principal
                                                           Amount     Value
                                                         (M=$1,000)  (Note 2)
                                                         ---------- -----------
U.S. Government Obligations 99.1%
U.S. Government Agency
  Obligations 99.1%
Federal Home Loan Mortgage
  Corporation 60.4%
Collateralized Mortgage Obligations:
FHRR R007 AC
  5.875%, 05/15/16                                        19,719M   $19,763,977
FHR 2353 TD
  6%, 09/15/16                                               319M       323,195
FHRR R006 AK
  5.75%, 12/15/18                                          8,679M     8,665,132
FHR 2492 PE
  6%, 01/15/22                                             8,335M     8,383,120
FHR 3176 HA
  6%, 02/15/28                                             9,142M     9,213,845
FHR 2435 HL
  6.5%, 09/15/31                                          12,834M    12,972,175
FHR 2388 BG
  6.5%, 12/15/31                                          15,326M    15,647,401
                                                                    -----------
                                                                     74,968,845
                                                                    -----------
Mortgage-Backed Securities:
10-Year:
FHLMC E88437
  5.5%, 03/01/12                                             349M       349,944
FHLMC E88621
  5.5%, 03/01/12                                             260M       259,541
FHLMC E89015
  6.5%, 04/01/12                                             467M       476,307
FHLMC E89586
  5.5%, 05/01/12                                             259M       259,156
FHLMC E89815
  5.5%, 05/01/12                                             288M       289,166
FHLMC G11271
  5.5%, 05/01/12                                             413M       413,489
FHLMC E93390
  5.5%, 07/01/12                                             160M       160,056
FHLMC E91150
  5.5%, 09/01/12                                             274M       274,284
FHLMC E91152
  5.5%, 09/01/12                                              71M        70,875
FHLMC E91428
  5.5%, 09/01/12                                             218M       218,860
FHLMC E91504
  5.5%, 09/01/12                                             449M       450,520
FHLMC E94026
  5.5%, 02/01/13                                           2,470M     2,478,709
FHLMC E94029
  5.5%, 02/01/13                                           1,028M     1,030,252
FHLMC B10204
  5.5%, 10/01/13                                             466M       465,661
FHLMC B10950
  5.5%, 11/01/13                                             700M       699,979
                                                                    -----------
                                                                      7,896,799
                                                                    -----------
15-Year:
FHLMC E00109
  8.5%, 06/01/07                                                8   $         8
FHLMC E47607
  8%, 02/01/08                                                 3M         3,372
FHLMC E47837
  7%, 03/01/08                                                17M        17,304
FHLMC E49621
  7%, 07/01/08                                                28M        28,347
FHLMC E54549
  6.5%, 09/01/08                                               9M         9,441
FHLMC E00292
  6.5%, 04/01/09                                              16M        16,119
FHLMC G10330
  7%, 01/01/10                                                66M        66,568
FHLMC E61405
  7%, 08/01/10                                                20M        20,356
FHLMC E62686
  7%, 01/01/11                                               156M       158,943
FHLMC E00422
  7%, 03/01/11                                                62M        63,086
FHLMC M30120
  5.5%, 05/01/11                                              76M        76,528
FHLMC M30121
  5.5%, 05/01/11                                             112M       112,953
FHLMC E00436
  7%, 06/01/11                                                29M        29,302

   The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

                                                        Principal
                                                          Amount      Value
                                                        (M=$1,000)   (Note 2)
                                                        ---------- ------------
FHLMC E64484
  7%, 06/01/11                                                8M   $      8,047
FHLMC M30123
  6.5%, 07/01/11                                             99M        102,268
FHLMC E85491
  6.5%, 09/01/11                                            160M        162,385
FHLMC F70014
  7.5%, 09/01/11                                            130M        133,560
FHLMC E72904
  8%, 11/01/11                                               29M         29,866
FHLMC F70015
  8%, 12/01/11                                              117M        121,035
FHLMC G10654
  7%, 02/01/12                                              260M        266,980
FHLMC G10705
  6.5%, 08/01/12                                            366M        374,176
FHLMC E93347
  5.5%, 12/01/12                                            331M        331,337
FHLMC G11228
  6.5%, 12/01/12                                             93M         94,855
FHLMC E94628
  5%, 02/01/13                                            1,147M      1,139,973
FHLMC M30171
  5.5%, 06/01/13                                             66M         66,774
FHLMC E72131
  6.5%, 08/01/13                                            227M        232,218
FHLMC G11135
  6.5%, 08/01/13                                            308M        313,560
FHLMC E72178
  6.5%, 09/01/13                                            121M        124,174
FHLMC G10965
  7.5%, 10/01/14                                             67M         69,565
FHLMC E82128
  7%, 03/01/15                                               99M        101,178
FHLMC E00843
  8%, 04/01/15                                               39M         41,426
FHLMC E01009
  6.5%, 08/01/16                                          1,059M      1,083,807
FHLMC G11585
  7%, 02/01/17                                              937M        965,007
FHLMC E88357
  6.5%, 03/01/17                                            210M        214,951
FHLMC J05907
  6%, 08/01/19                                            8,095M      8,187,723
                                                                   ------------
                                                                     14,767,192
                                                                   ------------
20-Year:
FHLMC C90035
  6.5%, 11/01/13                                            286M        293,233
FHLMC D94982
  7%, 04/01/16                                              199M        206,142
FHLMC D94230
  7.5%, 10/01/19                                            318M        333,850
                                                                   ------------
                                                                        833,225
                                                                   ------------
30-Year:
FHLMC 274386
  8.25%, 07/01/07                                            491            492
FHLMC 140826
  6.5%, 11/01/07                                             993            992
FHLMC 160040
  8.75%, 03/01/08                                             1M          1,089
FHLMC 530139
  7.5%, 06/01/08                                             910            913
FHLMC 160054
  9.25%, 07/01/08                                             4M          3,975
FHLMC 181285
  7.5%, 03/01/09                                              3M          2,565
FHLMC 303073
  8.5%, 03/01/09                                             20M         20,194
FHLMC 254499
  7.75%, 06/01/09                                             5M          4,881
FHLMC 160081
  10.25%, 06/01/09                                           737            773
FHLMC 181586
  8%, 12/01/09                                                3M          3,310
FHLMC 555131
  8.25%, 12/01/09                                             4M          4,168
FHLMC 141001
  7.75%, 09/01/16                                             4M          3,652
FHLMC 141161
  7.75%, 04/01/17                                            11M         11,028
FHLMC 302609
  8%, 08/01/17                                               77M         80,475
FHLMC 307583
  8%, 08/01/17                                                3M          2,708
FHLMC G00100
  8%, 02/01/23                                               23M         24,300
FHLMC A17291
  6.5%, 11/01/33                                          2,949M      3,019,848
                                                                   ------------
                                                                      3,185,363
                                                                   ------------
Total Federal Home Loan
  Mortgage Corporation                                              101,651,424
                                                                   ------------
Federal National Mortgage Association 24.1%
Agency Debentures:
FNMA
  6.625%, 10/15/07                                       12,000M     12,057,960
                                                                   ------------
Collateralized Mortgage Obligations:
FNR 05-105 TJ
  5.5%, 12/25/35                                          3,043M      3,014,682
                                                                   ------------
Mortgage-Backed Securities:
10-Year:
FNMA 251418
  7%, 11/01/07                                                1M          1,377
FNMA 516230
  8%, 08/01/09                                              127M        129,714
FNMA 253329
  7.5%, 05/01/10                                            144M        146,964
FNMA 253362
  7.5%, 05/01/10                                            152M        155,232
FNMA 253472
  7.5%, 09/01/10                                            198M        201,701
FNMA 253507
  7.5%, 09/01/10                                            164M        166,992
FNMA 595730
  6.5%, 09/01/11                                             67M         67,262
FNMA 603547
  6.5%, 09/01/11                                            104M        105,320
FNMA 254082
  5.5%, 10/01/11                                            167M        166,834
FNMA 254076
  6.5%, 10/01/11                                            182M        184,255
FNMA 254119
  5.5%, 11/01/11                                            238M        236,881
FNMA 254113
  6.5%, 11/01/11                                            146M        148,248
FNMA 254163
  5.5%, 12/01/11                                            358M        356,975
FNMA 254226
  5.5%, 02/01/12                                          1,355M      1,351,269
FNMA 633905
  5.5%, 03/01/12                                            279M        278,601
FNMA 644268
  5.5%, 04/01/12                                            156M        155,615
FNMA 254399
  6.5%, 06/01/12                                          1,041M      1,057,916
FNMA 254427
  6.5%, 07/01/12                                          1,711M      1,736,946
FNMA 254457
  6.5%, 07/01/12                                            303M        308,072
FNMA 254698
  6.5%, 01/01/13                                            446M        453,484
FNMA 254882
  5%, 08/01/13                                              135M        133,478
FNMA 255368
  5.5%, 07/01/14                                            692M        690,733
                                                                   ------------
                                                                      8,233,869
                                                                   ------------
15-Year:
FNMA 328089
  7.25%, 08/01/09                                            23M         23,430
FNMA 511846
  9%, 01/01/10                                                7M          7,134
FNMA 321199
  7%, 09/01/10                                               78M         79,334
FNMA 324087
  7%, 09/01/10                                               22M         22,188
FNMA 325432
  7%, 09/01/10                                               34M         34,707
FNMA 313758
  7%, 11/01/10                                                7M          7,103
FNMA 250441
  6.5%, 12/01/10                                             59M         60,007
FNMA 303902
  7%, 05/01/11                                               36M         36,746
FNMA 303943
  6.5%, 06/01/11                                            168M        172,376
FNMA 250613
  6.5%, 07/01/11                                             84M         85,496

   The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

                                                        Principal
                                                          Amount     Value
                                                        (M=$1,000)  (Note 2)
                                                        ---------- -----------
FNMA 250781
  6.5%, 12/01/11                                             32M   $    33,016
FNMA 367201
  6.5%, 12/01/11                                             39M        40,608
FNMA 367202
  7%, 12/01/11                                               66M        68,656
FNMA 370468
  7%, 01/01/12                                               57M        59,579
FNMA 576800
  8.5%, 01/01/12                                             46M        46,044
FNMA 390784
  6%, 05/01/12                                               77M        78,264
FNMA 251300
  7%, 08/01/12                                              130M       133,963
FNMA 596145
  6.5%, 06/01/13                                             35M        35,465
FNMA 433301
  6.5%, 07/01/13                                            654M       670,066
FNMA 512520
  7%, 07/01/13                                              202M       205,222
FNMA 426453
  5.5%, 10/01/13                                            313M       311,560
FNMA 446787
  5.5%, 01/01/14                                            507M       505,287
FNMA 447881
  5.5%, 01/01/14                                            202M       201,118
FNMA 496015
  5.5%, 04/01/14                                             32M        31,670
FNMA 528088
  5.5%, 05/01/14                                            317M       316,466
FNMA 536814
  5.5%, 06/01/14                                            535M       533,228
FNMA 576789
  5.5%, 06/01/14                                            140M       139,470
FNMA 768628
  5.5%, 09/01/15                                            549M       547,182
FNMA 630985
  7%, 09/01/15                                              573M       590,552
FNMA 594601
  8.5%, 10/01/15                                            112M       118,211
FNMA 619191
  6.5%, 12/01/15                                            725M       742,441
FNMA 535631
  7%, 12/01/15                                              761M       784,517
FNMA 594602
  9%, 01/01/16                                               18M        19,638
FNMA 535777
  5.5%, 03/01/16                                            483M       480,971
FNMA 663227
  6%, 03/01/16                                              637M       645,125
FNMA 574598
  6%, 05/01/16                                              500M       506,123
FNMA 545298
  5.5%, 11/01/16                                            425M       423,327
FNMA 614920
  5.5%, 12/01/16                                            483M       480,939
FNMA 792797
  5.5%, 04/01/17                                            953M       950,008
FNMA 671380
  6%, 11/01/17                                              350M       353,829
FNMA 679165
  5.5%, 02/01/18                                            402M       400,434
FNMA 725284
  7%, 11/01/18                                            4,147M     4,275,894
                                                                   -----------
                                                                    15,257,394
                                                                   -----------
20-Year:
FNMA 190659
  7%, 02/01/14                                              273M       282,133
FNMA 190697
  7%, 03/01/14                                              453M       468,341
FNMA 251716
  10.5%, 03/01/18                                            26M        28,067
                                                                   -----------
                                                                       778,541
                                                                   ===========
30-Year:
FNMA 111330
  7.5%, 09/01/07                                             479           480
FNMA 8213
  8%, 01/01/08                                                4M         3,802
FNMA 151964
  8%, 03/01/08                                                22            22
FNMA 13481
  7.75%, 05/01/08                                             2M         1,808
FNMA 44045
  8%, 06/01/08                                                4M         3,762
FNMA 176044
  8.5%, 09/01/08                                              8M         7,949
FNMA 141789
  8.25%, 02/01/09                                             3M         3,434
FNMA 439
  9%, 06/01/09                                               850           873
FNMA 10134
  8.75%, 08/01/09                                            11M        11,405
FNMA 366221
  9.5%, 03/01/11                                             14M        14,528
FNMA 23
  8.5%, 08/01/11                                              4M         4,114
FNMA 510095
  8.5%, 09/01/11                                              3M         3,368
FNMA 401612
  7%, 05/01/12                                               23M        23,126
FNMA 81692
  8%, 09/01/12                                                8M         8,179
FNMA 124871
  7%, 05/01/13                                              257M       264,561
FNMA 20497
  8.75%, 07/01/13                                            10M        10,756
FNMA 44046
  7.5%, 02/01/14                                              4M         3,536
FNMA 454727
  10.5%, 01/01/16                                            85M        93,665
FNMA 626664
  6%, 04/01/17                                              311M       314,967
FNMA 49584
  8.25%, 09/01/17                                            52M        54,802
FNMA 479421
  7%, 09/01/21                                              112M       116,158
FNMA 207530
  8.25%, 04/01/22                                            13M        13,784
FNMA 175123
  7.45%, 08/01/22                                           147M       153,781
                                                                   -----------
                                                                     1,112,860
                                                                   -----------
Total Federal National
  Mortgage Association                                              40,455,306
                                                                   -----------
Government National Mortgage
  Corporation 14.6%
Collateralized Mortgage Obligations:
GNR 02-41 TE
  6%, 07/16/31                                           13,762M    13,893,874
                                                                   -----------
Mortgage-Backed Securities:
10-Year:
GNMA 634538
  6%, 09/15/14                                              686M       694,131
GNMA 634545
  6.5%, 09/15/14                                            629M       644,206
                                                                   -----------
                                                                     1,338,337
                                                                   -----------
15-Year:
GNMA 342810
  7%, 12/15/07                                                7M         6,898
GNMA 780395
  7%, 12/15/07                                                3M         2,574
GNMA 343534
  7.5%, 01/15/08                                              1M         1,061
GNMA 339464
  8%, 01/15/08                                                5M         5,430
GNMA 348052
  7%, 03/15/08                                                2M         1,656
GNMA 339490
  7%, 04/15/08                                                2M         1,882
GNMA 342744
  6.5%, 08/15/08                                             19M        19,399
GNMA 352121
  6.5%, 08/15/08                                              3M         3,188
GNMA 326462
  6.5%, 10/15/08                                             53M        53,893
GNMA 370871
  6.5%, 10/15/08                                             18M        17,768
GNMA 364469
  6%, 11/15/08                                                7M         6,624
GNMA 354532
  6%, 01/15/09                                               10M        10,253
GNMA 780303
  6.5%, 02/15/09                                             25M        24,981
GNMA 345594
  6%, 03/15/09                                               23M        23,292
GNMA 366674
  6%, 03/15/09                                               22M        21,793
GNMA 388287
  6%, 03/15/09                                               35M        35,461

   The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

                                                     Principal
                                                       Amount
                                                     (M=$1,000) Value (Note 2)
                                                     ---------- --------------
GNMA 355866
  6%, 04/15/09                                            38M    $     38,092
GNMA 360238
  6%, 04/15/09                                            24M          23,792
GNMA 366773
  6%, 04/15/09                                            33M          32,987
GNMA 371934
  6%, 04/15/09                                            22M          21,780
GNMA 375876
  6%, 04/15/09                                            14M          14,350
GNMA 378884
  6%, 04/15/09                                            16M          16,631
GNMA 385492**
  6%, 04/15/09                                            22M          22,404
GNMA 391659
  6.5%, 04/15/09                                          98M          99,449
GNMA 780369
  7%, 09/15/09                                            38M          38,079
GNMA 415068
  6%, 01/15/11                                            18M          18,191
GNMA 780659
  7.5%, 08/15/12                                          17M          17,383
GNMA II 2542
  7%, 01/20/13                                            53M          54,875
GNMA 462328
  6.5%, 04/15/13                                         183M         187,900
GNMA 780759
  6.5%, 04/15/13                                         318M         326,025
GNMA 349029
  7%, 04/15/13                                            22M          22,648
GNMA 456869
  6.5%, 05/15/13                                          12M          12,204
GNMA 780859
  7.5%, 09/15/13                                          21M          21,676
GNMA 780978
  6.5%, 02/15/14                                       2,019M       2,068,004
GNMA 781109
  7%, 11/15/14                                         4,757M       4,910,601
GNMA 489953
  6%, 12/15/16                                            97M          98,488
                                                                 ------------
                                                                    8,281,712
                                                                 ------------
20-Year:
GNMA 234073
  9.25%, 12/15/07                                         750             776
GNMA 248682
  9.75%, 06/15/10                                         10M          10,283
GNMA 628440
  7%, 04/15/24                                           963M       1,007,084
                                                                 ------------
                                                                    1,018,143
                                                                 ------------
30-Year:
GNMA 18324
  8%, 07/15/07                                            393             396
GNMA 91758
  10%, 11/15/09                                           672             703
GNMA 495
  10%, 02/20/16                                           578             637
                                                                 ------------
                                                                        1,736
                                                                 ------------
Total Government National
  Mortgage Corporation                                             24,533,802
                                                                 ------------
Total Investments 99.1%
  (Cost $168,202,500)**                                           166,640,532
Other Assets in Excess of Liabilities 0.9%                          1,567,176
                                                                 ------------
Net Assets 100.0%                                                $168,207,708
                                                                 ============
--------
** Cost for federal income tax purposes is $168,202,500. At May 31, 2007 unrealized depreciation for federal income tax purposes aggregated $1,561,968 of which $66,907 related to appreciated securities and $1,628,875 related to depreciated securities.

   The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

Fund Profile
at May 31, 2007
Top Sectors

                                                                     Percent of
Sector                                                               Net Assets
------                                                               ----------
Industrials                                                             20.3%
Information Technology                                                  17.2%
Health Care                                                             15.2%
Consumer Discretionary                                                  12.7%
Financials                                                              12.1%
Energy                                                                   7.2%
Materials                                                                3.8%
Consumer Staples                                                         3.5%
Telecommunication Services                                               0.9%
Utilities                                                                0.7%

Top 10 Holdings *

                                                                     Percent of
Description                                                          Net Assets
-----------                                                          ----------
Ansys, Inc.                                                              1.9%
Kronos Inc.                                                              1.8%
Micros Systems, Inc.                                                     1.7%
Superior Energy Services                                                 1.6%
Moog, Inc.                                                               1.5%
Men's Wearhouse, Inc.                                                    1.5%
Oil States Int'l. Inc                                                    1.5%
IDEX Corp.                                                               1.5%
Aptargroup, Inc.                                                         1.4%
Arthrocare Corp.                                                         1.4%
                                                                        ----
  Total of Net Assets                                                   15.8%
                                                                        ====
--------
* "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at May 31, 2007 (Unaudited)

                                                        Shares   Value (Note 2)
                                                       --------- --------------
Common Stocks 93.6%
Consumer Discretionary 12.7%
Bright Horizons Family Solutions, Inc. * (a)             445,000  $ 18,841,300
Coldwater Creek, Inc. * (a)                              575,000    14,288,750
Dress Barn, Inc. * (a)                                   675,000    15,585,750
Harte-Hanks, Inc.                                        560,000    14,705,600
Hibbett Sports, Inc. * (a)                               466,400    13,045,208
Iconix Brand Group, Inc. * (a)                            20,600       458,350
LKQ Corp. * (a)                                          670,000    16,729,900
McCormick & Schmick's Seafood Restaurants, Inc. *        115,100     3,240,065
Men's Wearhouse, Inc.                                    455,000    24,269,700
Monarch Casino & Resort, Inc. * (a)                      447,600    12,223,956
Pool Corp. (a)                                           485,000    19,860,750
Rare Hospitality Int'l. Inc *                            365,000    10,599,600
Shuffle Master, Inc. * (a)                               305,000     5,865,150
Sonic Corp. * (a)                                        645,000    15,725,100
Tractor Supply Co. * (a)                                 230,000    12,238,300
Wolverine World Wide, Inc.                               390,000    11,321,700
                                                                  ------------
                                                                   208,999,179
                                                                  ------------
Consumer Staples 3.5%
Casey's General Stores, Inc. (a)                         435,000    11,749,350
Central Garden and Pet Co. - Class A * (a)               189,900     2,529,468
Central Garden and Pet Co. * (a)                         230,000     3,300,500
Chattem, Inc. * (a)                                      222,300    14,153,841
Church & Dwight Co., Inc. (a)                            355,000    17,753,550
Hain Celestial Group, Inc. * (a)                         305,000     8,723,000
                                                                  ------------
                                                                    58,209,709
                                                                  ------------
Energy 7.2%
Cabot Oil & Gas Corp.                                    255,000     9,945,000
Comstock Resources, Inc. *                               570,000    17,305,200
Core Laboratories NV *                                   200,000    18,386,000
Oil States Int'l. Inc *                                  620,000    24,136,600
Superior Energy Services *                               655,000    26,304,800
Tetra Technologies, Inc. * (a)                           770,000    21,506,100
                                                                  ------------
                                                                   117,583,700
                                                                  ------------
Financials 12.1%
Delphi Financial Group, Inc.                             169,600     7,282,624
East West Bancorp, Inc. (a)                              445,000    18,040,300
Endurance Specialty Holdings Ltd. (a)                    535,000    21,309,050
First Midwest Bancorp Inc.                               530,000    19,498,700
Healthcare Realty Trust, Inc. (a)(b)                     370,000    12,124,900
Investment Technology Group, Inc. *                      530,000    21,544,500
Lexington Realty Trust (b)                               695,000    14,456,000
optionsXpress Holdings, Inc. (a)                         825,000    21,021,000
Portfolio Recovery Associates, Inc. (a)                  320,000    18,944,000
Selective Insurance Group (a)                            730,000    19,980,100
UCBH Holdings, Inc. (a)                                1,025,100    19,077,111
Westamerica Bancorporation (a)                           126,800     5,870,840
                                                                  ------------
                                                                   199,149,125
                                                                  ------------

   The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

                                                    Shares     Value (Note 2)
                                                  ----------- ----------------
Health Care 15.2%
American Medical Systems Holdings, Inc. * (a)       1,115,000   $   20,917,400
Arthrocare Corp. * (a)                                530,000       23,357,100
Bio-Rad Laboratories, Inc. * (a)                      238,200       17,793,540
DJO, Inc. * (a)                                       451,500       17,613,015
Haemonetics Corp. *                                   295,100       14,648,764
HealthExtras, Inc. *                                  283,000        8,611,690
Healthways, Inc. * (a)                                160,000        7,459,200
ICU Medical, Inc. * (a)                               190,000        7,628,500
Idexx Laboratories, Inc. *                            140,400       12,395,916
Immucor, Inc. *                                       230,000        7,263,400
Integra LifeSciences Holdings Corp. * (a)             235,000       12,060,200
inVentiv Health, Inc. *                               111,600        4,202,856
Meridian Bioscience, Inc. (a)                         742,500       15,681,600
Option Care, Inc. (a)                                 735,000       11,076,450
Psychiatric Solutions, Inc. * (a)                     525,000       20,485,500
Sciele Pharmaceutical, Inc. * (a)                     440,000       10,876,800
Sirona Dental Systems, Inc. (a)                       343,300       11,895,345
Ventana Medical Systems, Inc. * (a)                   235,000       12,093,100
West Pharmaceutical Services, Inc. (a)                266,600       13,559,276
                                                              ----------------
                                                                   249,619,652
                                                              ----------------
Industrials 20.3%
Clarcor, Inc. (a)                                     350,000       11,697,000
CRA Int'l. Inc * (a)                                  415,000       21,949,350
Curtiss-Wright Corp. (a)                              405,000       18,253,350
Dynamic Materials Corp. (a)                           427,000       15,478,750
ESCO Technologies, Inc. * (a)                         445,000       22,548,150
Forward Air Corp. (a)                                 565,000       19,215,650
G&K Services, Inc.                                    195,000        7,423,650
Genlyte Group, Inc. *                                 230,000       20,037,600
Healthcare Services Group (a)                         340,000        9,475,800
Heartland Express, Inc. (a)                         1,325,000       22,220,250
Heico Corp.                                           275,000        9,842,250
IDEX Corp.                                            637,500       24,033,750
Interline Brands, Inc. * (a)                          501,300       12,271,824
Moog, Inc. *                                          580,000       24,974,800
NCI Building Systems, Inc. * (a)                      350,000       17,993,500
Resources Connection, Inc. * (a)                      245,000        7,903,700
Toro Co.                                              307,000       18,367,810
Wabtec Corp. (a)                                      490,000       19,188,400
Waste Connections, Inc. *                             660,000       20,341,200
Woodward Governor Co.                                 200,000       11,048,000
                                                              ----------------
                                                                   334,264,784
                                                              ----------------
Information Technology 17.2%
Ansys, Inc. * (a)                                     565,000       31,730,400
Cognex Corp. (a)                                      535,000       12,588,550
Daktronics, Inc. (a)                                  780,000       18,688,800
Diodes, Inc. * (a)                                    590,000       21,824,100
Flir Systems, Inc. * (a)                              545,000       22,541,200
Formfactor, Inc. * (a)                                530,000       21,083,400
Kronos Inc. * (a)                                     550,000       30,134,500
Micros Systems, Inc. *                                510,000       28,299,900
Power Integrations, Inc. * (a)                        525,000       14,962,500
Progress Software Corp. *                             475,000       15,608,500
Rofin-Sinar Technologies, Inc. *                      213,400       14,404,500
Supertex, Inc. * (a)                                  325,000       10,897,250
Transaction Systems Architects, Inc. *                355,000       12,087,750
Trimble Navigation Ltd. *                             395,000       11,530,050
Websense, Inc. *                                      730,000       16,425,000
                                                              ----------------
                                                                   282,806,400
                                                              ----------------
Materials 3.8%
Aptargroup, Inc.                                      630,000       23,662,800
Carpenter Technology Corp. (a)                        130,000       17,234,100
HB Fuller Co.                                          14,500          395,125
RTI Int'l. Metals, Inc. *                             235,000       20,856,250
                                                              ----------------
                                                                    62,148,275
                                                              ----------------
Telecommunication Services 0.9%
NeuStar, Inc. * (a)                                   484,400       14,076,664
                                                              ----------------
Utilities 0.7%
Atmos Energy Corp.                                    370,000       11,984,300
                                                              ----------------
Total Common Stocks
  (Cost $1,173,128,823)                                          1,538,841,788
                                                              ----------------
Money Market Funds 24.4%
State Street Navigator Securities Lending Prime
  Portfolio (c)
  (Cost $400,014,436)                             400,014,436      400,014,436
                                                              ----------------

                                                  Principal
                                                    Amount
                                                  (M=$1,000)
                                                  -----------
Corporate Short-Term Notes 3.9%
American General Finance
  5.24%, 06/04/07                                     13,200M       13,194,236
Basf-ag
  5.23%, 06/12/07                                     11,000M       10,982,421
Chevron Oil Finance Co.
  5.22%, 06/12/07                                      3,400M        3,394,577
  5.22%, 06/13/07                                     15,000M       14,973,900
G.E. Capital Corp.
  5.23%, 06/08/07                                      6,500M        6,493,390
Lbc (Lasalle Bank Corp.)
  5.235%, 06/06/07                                     7,500M        7,494,547
Wells Fargo Co.
  5.25%, 06/14/07                                      7,500M        7,485,781
                                                              ----------------
Total Corporate Short-Term Notes
  (Cost $64,018,852)                                                64,018,852
                                                              ----------------
U.S. Government Obligations 2.5%
Federal Home Loan Bank 2.5%
Agency Discount Notes:
  5.04%, 06/04/07                                     25,000M       24,989,500
  5.14%, 06/07/07                                     16,500M       16,485,865
                                                              ----------------
Total U.S. Government Obligations
  (Cost $41,475,365)                                                41,475,365
                                                              ----------------
Total Investments 124.4%
  (Cost $1,678,637,476)**                                        2,044,350,441
Excess of Liabilities Over Other Assets (24.4)%                   (400,393,148)
                                                              ----------------
Net Assets 100.0%                                               $1,643,957,293
                                                              ================
--------
*   Non-income producing
** Cost for federal income tax purposes is $1,678,637,476. At May 31, 2007 unrealized appreciation for federal income tax purposes aggregated $365,712,965 of which $380,403,086 related to appreciated securities and $14,690,121 related to depreciated securities.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $322,906,124 and $392,452,010, respectively.
(b) Real Estate Investment Trusts
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).

   The accompanying notes are an integral part of the financial statements.

Sentinel U.S. Treasury Money Market Fund

Investment in Securities
at May 31, 2007 (Unaudited)

                                                       Principal
                                                         Amount      Value
                                                       (M=$1,000)   (Note 2)
                                                       ---------- ------------
U.S. Government Obligations 97.1%
U.S. Government Agency Obligations 17.3%
Federal Home Loan Mortgage Corporation 5.1%
Agency Discount Notes:
Freddie Mac Discount Notes
  5.12%, 06/18/07                                          2,610M $  2,603,690
Freddie Mac Discount Notes
  5.12%, 06/25/07                                            500M      498,293
                                                                  ------------
Total Federal Home Loan Mortgage Corporation                         3,101,983
                                                                  ------------
Federal National Mortgage Association 12.2%
Agency Discount Notes:
Fannie Mae Discount Notes
  5.14%, 06/29/07                                            385M      383,461
Fannie Mae Discount Notes
  5.125%, 07/13/07                                         2,100M    2,087,443
Fannie Mae Discount Notes
  5.164%, 07/16/07                                         5,000M    4,967,725
                                                                  ------------
Total Federal National Mortgage Association                          7,438,629
                                                                  ------------
Total U.S. Government Agency Obligations                            10,540,612
                                                                  ------------
U.S. Treasury Obligations 79.8%
U.S. Treasury Bill
  4.825%, 06/07/07 (a)                                     8,000M    7,993,567
U.S. Treasury Bill
  4.77%, 06/14/07 (a)                                      9,900M    9,882,947
U.S. Cash Management Bill
  5.06%, 06/15/07                                          1,300M    1,297,442
U.S. Treasury Bill
  4.755%, 06/21/07 (a)                                     3,175M    3,166,613
U.S. Treasury Bill
  4.8%, 06/28/07 (a)                                       5,000M    4,982,000
U.S. Treasury Bill
  4.77%, 07/05/07                                          5,000M    4,977,475
U.S. Treasury Bill
  4.71%, 07/19/07                                          1,175M    1,167,621
U.S. Treasury Bill
  4.715%, 07/19/07 (a)                                     4,250M    4,223,282
U.S. Treasury Bill
  4.64%, 08/16/07                                          3,330M    3,297,381
U.S. Treasury Bill
  4.755%, 08/16/07                                         4,300M    4,256,835
U.S. Treasury Bill
  4.745%, 08/23/07                                         3,450M    3,412,257
                                                                  ------------
Total U.S. Treasury Obligations                                     48,657,420
                                                                  ------------
Total U.S. Government Obligations
  (Cost $59,198,032)                                                59,198,032
                                                                  ------------

                                                         Shares
                                                       ----------
Money Market Funds 28.0%
  State Street Navigator Securities Lending Prime
   Portfolio (b) (Cost $17,083,126)                    17,083,126   17,083,126
                                                                  ------------
U.S. Treasury Institutional Funds 4.9%
Blackrock Provident
Institutional Funds
Treasury Fund #60                                         285,000      285,000
Dreyfus Treasury Cash
Management
Institutional Shares                                    2,700,000    2,700,000
                                                                  ------------
Total U.S. Treasury Institutional Funds
  (Cost $2,985,000)                                                  2,985,000
                                                                  ------------
Total Investments 130.0%
  (Cost $79,266,158)**                                              79,266,158
Excess of Liabilities Over Other Assets (30.0)%                    (18,301,780)
                                                                  ------------
Net Assets 100.0%                                                 $ 60,964,378
                                                                  ============
--------
**  Cost for federal income tax purposes is $79,266,158.
(a) All or a portion of this security was on loan at May 31, 2007. The aggregate cost and market value of securities on loan at May 31, 2007 is $16,754,733 and $16,754,733, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity (see Note 2).

   The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

at May 31, 2007 (Unaudited)

                                                                                      Conservative  Government
                                             Balanced   Capital Growth  Common Stock   Allocation   Securities
                                           ------------ -------------- -------------- ------------ ------------
Assets
Investments at value                       $322,480,881  $211,440,030  $1,504,174,951 $68,035,940  $383,279,920
Cash and cash equivalents                     1,571,889       595,936         836,338     410,560            91
Receivable for securities sold                       --     1,144,225              --     223,264         1,143
Receivable for fund shares sold                  47,870        44,675         464,990     140,910     1,149,903
Receivable for interest                         468,752            --              --     263,442     2,204,612
Receivable for securities lending
  interest                                        6,443         2,083          31,592         588        21,385
Receivable for dividends                        465,629       162,421       3,047,092      48,327            --
Receivable from fund administrator                   --            --           4,356          --            --
                                           ------------  ------------  -------------- -----------  ------------
  Total Assets                              325,041,464   213,389,370   1,508,559,319  69,123,031   386,657,054
                                           ------------  ------------  -------------- -----------  ------------
Liabilities
Collateral on securities loaned              11,863,368    19,776,973      67,389,835   9,580,234    46,198,556
Payable to custodian bank-line of credit             --            --              --          --     1,007,000
Payable for securities purchased                366,979       385,576       1,262,103          --            --
Payable for fund shares repurchased             161,619        75,946       1,877,696     115,334       192,846
Income dividend payable                              --            --              --          --            --
Accrued expenses                                227,520        76,287         588,256      45,918       144,172
Management fee payable                          141,060       113,493         728,962      27,554       142,893
Distribution fee payable (Class A
  Shares)                                        66,409        57,666         298,845      10,747        37,560
Distribution fee payable (Class B
  Shares)                                        17,487            --          35,980       9,688            --
Distribution fee payable (Class C
  Shares)                                         6,460         2,202          16,969       6,001         2,247
Distribution fee payable (Class D
  Shares)                                         7,827            --              --          --            --
Distribution fee payable (Class S
  Shares)                                            --            --              --          --            --
Fund accounting fee payable                       5,807         3,551          26,784       5,536         6,876
                                           ------------  ------------  -------------- -----------  ------------
  Total Liabilities                          12,864,536    20,491,694      72,225,430   9,801,012    47,732,150
                                           ------------  ------------  -------------- -----------  ------------
Net Assets Applicable to
  All Outstanding Shares                   $312,176,928  $192,897,676  $1,436,333,889 $59,322,019  $338,924,904
                                           ============  ============  ============== ===========  ============
Net Asset Value and Maximum Offering
  Price Per Share Class A Shares*
   Net Assets Applicable to Class A
     Shares/                               $260,738,512  $190,200,845  $1,179,293,100 $40,815,335  $221,450,331
                                           ------------  ------------  -------------- -----------  ------------
   Shares Outstanding                        13,962,604     9,285,662      32,933,325   3,429,348    21,878,921
     Net Asset Value per Share             $      18.67  $      20.48  $        35.81 $     11.90  $      10.12
     Sales Charge**                                0.98          1.08            1.88        0.63          0.42
                                           ------------  ------------  -------------- -----------  ------------
     Maximum Offering Price                $      19.65  $      21.56  $        37.69 $     12.53  $      10.54
                                           ============  ============  ============== ===========  ============
  Class B Shares*
   Net Assets Applicable to Class B
     Shares/                               $ 20,205,672           N/A  $   42,069,118 $11,369,516           N/A
                                           ------------  ------------  -------------- -----------  ------------
   Shares Outstanding                         1,077,982           N/A       1,200,271     958,512           N/A
     Net Asset Value per Share***          $      18.74           N/A  $        35.05 $     11.86           N/A
                                           ============  ============  ============== ===========  ============
  Class C Shares*
   Net Assets Applicable to Class C
     Shares/                               $  7,671,140  $  2,696,831  $   20,523,074 $ 7,137,168  $  2,979,362
                                           ------------  ------------  -------------- -----------  ------------
   Shares Outstanding                           410,836       134,834         588,497     600,999       294,842
     Net Asset Value per Share***          $      18.67  $      20.00  $        34.87 $     11.88  $      10.10
                                           ============  ============  ============== ===========  ============
  Class D Shares*
   Net Assets Applicable to Class D
     Shares/                               $ 23,561,604           N/A             N/A         N/A           N/A
                                           ------------  ------------  -------------- -----------  ------------
   Shares Outstanding                         1,262,247           N/A             N/A         N/A           N/A
     Net Asset Value per Share***          $      18.67           N/A             N/A         N/A           N/A
                                           ============  ============  ============== ===========  ============
  Class I Shares*
   Net Assets Applicable to Class I
     Shares/                                        N/A           N/A  $  194,448,597         N/A  $114,495,211
                                           ------------  ------------  -------------- -----------  ------------
   Shares Outstanding                               N/A           N/A       5,428,643         N/A    11,317,140
     Net Asset Value per Share***                   N/A           N/A  $        35.82         N/A  $      10.12
                                           ============  ============  ============== ===========  ============
  Class S Shares*
   Net Assets Applicable to Class S
     Shares/                                        N/A           N/A             N/A         N/A           N/A
                                           ------------  ------------  -------------- -----------  ------------
   Shares Outstanding                               N/A           N/A             N/A         N/A           N/A
     Net Asset Value per Share***                   N/A           N/A             N/A         N/A           N/A
                                           ============  ============  ============== ===========  ============

   The accompanying notes are an integral part of the financial statements.

                               International                Short Maturity                U.S. Treasury
Growth Leaders High Yield Bond    Equity     Mid Cap Growth   Government   Small Company  Money Market
-------------- --------------- ------------- -------------- -------------- -------------- -------------
 $16,851,355     $83,752,424   $216,452,901   $214,050,988   $166,640,532  $2,044,350,441  $79,266,158
     274,703         205,415      1,354,810        878,578        997,314       1,525,285       86,695
          --       6,044,191      1,042,521        247,609          8,369       5,727,259           --
      38,287             732        105,030         89,104         53,681       2,778,893      348,306
         261       1,201,483             --             --        888,116              --        6,327
          --           2,177         34,119          3,037             --          69,630        3,290
      10,573              --        940,910         59,935             --       1,030,764           --
       4,762               -             --             --             --              --           --
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
  17,179,941      91,206,422    219,930,291    215,329,251    168,588,012   2,055,482,272   79,710,776
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
   2,416,185      14,743,700     31,321,461     42,462,816             --     400,014,436   17,083,126
          --              --             --             --             --              --           --
     219,720       1,316,827              -        245,147             --       6,133,431    1,297,442
       1,154          73,411        445,525        100,671        172,609       3,443,147       96,333
          --              --             --             --             --              --      204,506
       7,958          47,242        107,233        104,866         81,374         489,571       41,777
      10,818          44,746        111,878        100,710         73,673         818,952       22,009
       4,186           9,295         42,978         37,672         44,672         327,661           --
          --          12,451         10,510         12,453             --         115,245           --
         573           6,043          6,045          3,499            273         152,790           --
          --              --             --             --             --              --           --
          --              --             --             --          4,539              --           --
         263           1,400          4,952          4,238          3,164          29,746        1,205
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
   2,660,857      16,255,115     32,050,582     43,072,072        380,304     411,524,979   18,746,398
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
 $14,519,084     $74,951,307   $187,879,709   $172,257,179   $168,207,708  $1,643,957,293  $60,964,378
 ===========     ===========   ============   ============   ============  ==============  ===========
 $13,777,504     $53,578,338   $168,357,737   $153,816,463   $160,649,983  $1,304,888,247  $58,357,950
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
   1,106,555       6,486,887      7,580,852      8,081,727     17,956,627     157,229,119   58,357,950
 $     12.45     $      8.26   $      22.21   $      19.03   $       8.95  $         8.30  $      1.00
        0.66            0.34           1.17           1.00           0.28            0.44           --
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
 $     13.11     $      8.60   $      23.38   $      20.03   $       9.23  $         8.74  $      1.00
 ===========     ===========   ============   ============   ============  ==============  ===========
         N/A     $14,364,732   $ 12,283,286   $ 14,116,056            N/A  $  137,314,466  $ 2,606,428
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
         N/A       1,742,811        567,384        822,947            N/A      19,850,627    2,606,428
         N/A     $      8.24   $      21.65   $      17.15            N/A  $         6.92  $      1.00
 ===========     ===========   ============   ============   ============  ==============  ===========
 $   741,580     $ 7,008,237   $  7,238,686   $  4,324,660   $    441,294  $  184,841,364          N/A
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
      60,788         839,590        332,882        249,052         49,359      23,802,249          N/A
 $     12.20     $      8.35   $      21.75   $      17.36   $       8.94  $         7.77          N/A
 ===========     ===========   ============   ============   ============  ==============  ===========
         N/A             N/A            N/A            N/A            N/A             N/A          N/A
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
         N/A             N/A            N/A            N/A            N/A             N/A          N/A
         N/A             N/A            N/A            N/A            N/A             N/A          N/A
 ===========     ===========   ============   ============   ============  ==============  ===========
         N/A             N/A            N/A            N/A            N/A  $   16,913,216          N/A
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
         N/A             N/A            N/A            N/A            N/A       2,037,469          N/A
         N/A             N/A            N/A            N/A            N/A  $         8.30          N/A
 ===========     ===========   ============   ============   ============  ==============  ===========
         N/A             N/A            N/A            N/A   $  7,116,431             N/A          N/A
 -----------     -----------   ------------   ------------   ------------  --------------  -----------
         N/A             N/A            N/A            N/A        794,897             N/A          N/A
         N/A             N/A            N/A            N/A   $       8.95             N/A          N/A
 ===========     ===========   ============   ============   ============  ==============  ===========

--------
* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
** For the Balanced Fund, Capital Growth Fund, Common Stock Fund, Conservative Allocation Fund, Growth Leaders Fund, International Equity Fund, Mid Cap Growth Fund and Small Company Fund the maximum offering price is 1000/950 times the net asset value per share. For the Government Securities Fund and High Yield Bond Fund, the maximum offering price is 1000/960 times the net asset value per share. For the Short Maturity Government Fund, the maximum offering price is 1000/970 times the net asset value per share. For the U.S. Treasury Money Market Fund, the maximum offering price is equal to the net asset value per share.
*** The maximum offering price is equal to the net asset value.

at May 31, 2007 (Unaudited)

                                                                                    Conservative  Government
                                           Balanced   Capital Growth  Common Stock   Allocation   Securities
                                         ------------ -------------- -------------- ------------ ------------
Net Assets Represent
Capital stock at par value               $    167,137  $     94,205  $      401,507 $    49,889  $    334,909
Paid-in capital                           221,652,371   114,830,660     819,036,340  53,618,035   349,250,018
Accumulated undistributed
  (distributions in excess of) net
  investment income (loss)                    870,910       110,494       2,301,005     169,738        (9,546)
Accumulated undistributed net realized
  gain (loss) on investments                4,965,613     7,468,399      38,211,425     112,607    (7,980,164)
Unrealized appreciation (depreciation)
  of investments and foreign exchange      84,520,897    70,393,918     576,383,612   5,371,750    (2,670,313)
                                         ------------  ------------  -------------- -----------  ------------
Net Assets                               $312,176,928  $192,897,676  $1,436,333,889 $59,322,019  $338,924,904
                                         ============  ============  ============== ===========  ============
Investments at Cost                      $237,959,984  $141,046,112  $  927,791,339 $62,664,178  $385,950,233
                                         ============  ============  ============== ===========  ============

   The accompanying notes are an integral part of the financial statements.

                                                                                     U.S. Treasury
  Growth      High Yield   International    Mid Cap    Short Maturity                    Money
  Leaders        Bond         Equity        Growth       Government   Small Company     Market
  -------    ------------  ------------- ------------  -------------- -------------- -------------
$    11,673  $     90,693  $     84,811  $     91,537   $    188,009  $    2,029,195  $   609,644
 11,919,332    90,257,986   126,355,071   152,078,667    197,189,026   1,212,758,275   60,354,734
    (21,589)      235,997     1,037,953      (545,139)        26,405       2,305,741           --
   (236,304)  (18,455,799)    6,833,536   (20,598,266)   (27,633,764)     61,151,117           --
  2,845,972     2,822,430    53,568,338    41,230,380     (1,561,968)    365,712,965           --
-----------  ------------  ------------  ------------   ------------  --------------  -----------
$14,519,084  $ 74,951,307  $187,879,709  $172,257,179   $168,207,708  $1,643,957,293  $60,964,378
===========  ============  ============  ============   ============  ==============  ===========
$14,005,383  $ 80,930,772  $162,882,198  $172,820,608   $168,202,500  $1,678,637,476  $79,266,158
===========  ============  ============  ============   ============  ==============  ===========

Statement of Operations

For the Six Months Ended May 31, 2007 (Unaudited)

                                                                                   Conservative  Government
                                           Balanced   Capital Growth Common Stock   Allocation   Securities
                                         -----------  -------------- ------------  ------------ -----------
                                          Six Months                  Six Months    Six Months   Six Months
                                            Ended       Six Months      Ended         Ended        Ended
                                           05/31/07   Ended 05/31/07   05/31/07      05/31/07     05/31/07
                                         -----------  -------------- ------------  ------------ -----------
Investment Income
Income:
Dividends                                $ 2,043,347   $   951,058   $ 11,880,769   $  272,687* $        --
Interest                                   2,885,627        23,959        701,946    1,037,274    6,675,445
Securities Lending                            24,587        11,695         51,507        9,596       38,305
                                         -----------   -----------   ------------   ----------  -----------
  Total Income                           $ 4,953,561   $   986,712   $ 12,634,222   $1,319,557  $ 6,713,750
                                         -----------   -----------   ------------   ----------  -----------
Expenses:
Management advisory fee                      809,749       503,694      3,858,334      158,671      611,891
Transfer agent fees                          285,162        97,672        668,703       60,255      172,005
Custodian fees                                15,840         8,983         42,811        9,566       13,454
Distribution expense (Class A Shares)        378,006       214,210      1,686,465       58,816      215,057
Distribution expense (Class B Shares)        109,466            --        222,117       58,246           --
Distribution expense (Class C Shares)         35,898         4,799         83,912       34,177        7,557
Distribution expense (Class D Shares)         45,167            --             --           --           --
Distribution expense (Class S Shares)             --            --             --           --           --
Accounting and administration services        39,656        18,487        157,757       17,545       28,894
Auditing fees                                 17,900         3,000         44,000        5,700       14,000
Legal fees                                     7,300         1,000         35,000        3,400        9,850
Reports and notices to shareholders           16,950           900         32,400        5,200       14,500
Registration and filing fees                  32,703        16,421         45,929       36,597       35,283
Director's and Chief Compliance
Officer's fees and expenses                   28,490        12,413        111,468        5,701       18,953
Other                                         13,161            48         34,401        4,528       16,084
                                         -----------   -----------   ------------   ----------  -----------
Total Expenses                             1,835,448       881,627      7,023,297      458,402    1,157,528
Expense Reimbursement                             --            --        (72,484)          --           --
Expense Offset                               (12,740)       (6,968)       (21,861)      (8,866)      (9,919)
                                         -----------   -----------   ------------   ----------  -----------
Net Expenses                               1,822,708       874,659      6,928,952      449,536    1,147,609
                                         -----------   -----------   ------------   ----------  -----------
Net Investment Income (Loss)               3,130,853       112,053      5,705,270      870,021    5,566,141
                                         ===========   ===========   ============   ==========  ===========
Realized and Unrealized Gain (Loss) on
  Investments
Net realized gain (loss) from:
Investments                                5,617,212     7,554,199     41,016,116      274,548      466,142
Foreign currency transactions                     --            --             --          191           --
                                         -----------   -----------   ------------   ----------  -----------
  Net realized gain (loss)                 5,617,212     7,554,199     41,016,116      274,739      466,142
                                         -----------   -----------   ------------   ----------  -----------
Net change in unrealized appreciation
  (depreciation) during the period:
  Investments                             12,810,948     9,804,883     72,627,958    1,859,398   (4,677,408)
Foreign currency transactions                     --            --             --         (109)          --
                                         -----------   -----------   ------------   ----------  -----------
Net change in unrealized appreciation
  (depreciation)                          12,810,948     9,804,883     72,627,958    1,859,289   (4,677,408)
                                         -----------   -----------   ------------   ----------  -----------
Net Realized and Unrealized Gain (Loss)
  on Investments                          18,428,160    17,359,082    113,644,074    2,134,028   (4,211,266)
                                         -----------   -----------   ------------   ----------  -----------
Net Increase in Net Assets from
  Operations                             $21,559,013   $17,471,135   $119,349,344   $3,004,049  $ 1,354,875
                                         ===========   ===========   ============   ==========  ===========

   The accompanying notes are an integral part of the financial statements.

                                                                   Short Maturity               U.S. Treasury
Growth Leaders High Yield Bond International Equity Mid Cap Growth   Government   Small Company Money Market
-------------- --------------- -------------------- -------------- -------------- ------------- -------------
  Six Months     Six Months         Six Months        Six Months     Six Months    Six Months    Six Months
    Ended           Ended             Ended             Ended          Ended          Ended         Ended
   05/31/07       05/31/07           05/31/07          05/31/07       05/31/07      05/31/07      05/31/07
  ----------   --------------- -------------------- -------------- -------------- ------------- -------------
  $   72,736     $   13,151        $ 2,498,185*      $   688,276     $       --   $  9,254,629   $  100,151
       6,170      3,003,222             83,542            23,815      4,702,871      2,782,329    1,629,783
       1,839         18,311             90,733            16,515             --        282,111        8,908
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
  $   80,745     $3,034,684        $ 2,672,460       $   728,606     $4,702,871   $ 12,319,069   $1,738,842
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
      57,760        269,134            618,847           585,468        468,105      4,666,574      137,514
      21,177         99,614            202,625           244,892        142,362      1,252,959      129,741
       1,920          6,469             51,065            10,460         22,940         72,418        5,718
      18,403         54,400            236,826           213,084        213,546      1,845,227           --
          --         76,686             64,101            75,812             --        684,045           --
       2,572         36,093             30,541            19,010            840        851,942           --
          --             --                 --                --             --             --           --
          --             --                 --                --         30,166             --           --
       1,671         10,047             17,170            21,924         23,423        200,538        8,995
       3,300          6,050             12,500             8,000          7,175         54,010        3,250
         525          3,950              7,500             3,175          7,665         41,010        2,100
       1,125          4,700             14,900            11,500          8,100         52,005        6,500
      17,705         20,738             27,126            18,942         22,285         42,365       17,724
         748          7,649             16,364            12,521         18,109        123,218        6,922
         974          7,921             20,557               294         17,082         26,437        2,561
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
     127,880        603,451          1,320,122         1,225,082        981,798      9,912,748      321,025
    (24,718)             --                 --                --             --             --       (7,217)
     (1,910)         (6,319)           (16,815)          (10,085)       (11,565)       (28,808)      (5,218)
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
     101,252        597,132          1,303,307         1,214,997        970,233      9,883,940      308,590
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
    (20,507)      2,437,552          1,369,153          (486,391)     3,732,638      2,435,129    1,430,252
  ==========     ==========        ===========       ===========     ==========   ============   ==========
      33,476      1,864,664          9,055,536         9,907,010        (45,075)    61,996,657           --
          --           (589)           (26,960)               --             --             --           --
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
      33,476      1,864,075          9,028,576         9,907,010        (45,075)    61,996,657           --
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
   1,451,018        151,897          8,428,054         9,892,716       (702,615)    85,190,111           --
          --            778            (12,314)               --             --             --           --
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
   1,451,018        152,675          8,415,739         9,892,716       (702,615)    85,190,111           --
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
   1,484,494      2,016,750         17,444,315        19,799,726       (747,690)   147,186,768           --
  ----------     ----------        -----------       -----------     ----------   ------------   ----------
  $1,463,987     $4,454,302        $18,813,468       $19,313,335     $2,984,948   $149,621,897   $1,430,252
  ==========     ==========        ===========       ===========     ==========   ============   ==========

--------
* Net of foreign tax withholding of $2,262 in the Sentinel Conservative Allocation Fund and $267,289 in the Sentinel International Equity Fund.

Statement of Changes in Net Assets

                                                    Balanced                            Capital Growth*
                                         -----------------------------  ----------------------------------------------
                                         Six Months Ended               Six Months Ended  Fiscal Period
                                             05/31/07      Year Ended       05/31/07      From 07/01/06     Year Ended
                                           (unaudited)      11/30/06      (unaudited)    Through 11/30/06    06/30/06
                                         ---------------- ------------  ---------------- ---------------- ------------
Increase (Decrease) in Net Assets from
  Operations
Net investment income (loss)               $  3,130,853   $  6,101,662    $    112,053     $    (64,808)  $   (860,690)
Net realized gain (loss) on sales of
  investments                                 5,617,212      7,389,588       7,554,199        3,528,971     15,128,961
Net Change in unrealized appreciation
  (depreciation)                             12,810,948     18,913,399       9,804,883        2,919,662      2,368,398
                                           ------------   ------------    ------------     ------------   ------------
Net increase (decrease) in net assets
  from operations                            21,559,013     32,404,649      17,471,135        6,383,825     16,636,669
                                           ============   ============    ============     ============   ============

Distributions to Shareholders
From net investment income
  Class A Shares                             (2,689,786)    (5,313,348)             --               --             --
  Class B Shares                               (138,740)      (345,344)             --               --             --
  Class C Shares                                (41,248)       (86,289)             --               --             --**
  Class D Shares                               (212,760)      (413,016)             --               --             --
  Class S Shares                                     --             --              --               --             --
  Class I Shares                                     --             --              --               --             --
From net realized gain on investments
  Class A Shares                             (5,946,206)    (5,085,066)     (8,420,932)              --    (20,118,497)
  Class B Shares                               (544,748)      (564,895)             --               --             --
  Class C Shares                               (163,913)      (136,469)        (18,041)              --             --**
  Class D Shares                               (546,897)      (462,459)             --               --             --
  Class S Shares                                     --             --              --               --             --
  Class I Shares                                     --             --              --               --             --
                                           ------------   ------------    ------------     ------------   ------------
Total distributions to shareholders         (10,284,298)   (12,406,886)     (8,438,973)              --    (20,118,497)
                                           ------------   ------------    ------------     ------------   ------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                             17,014,937     24,234,437       3,971,983        2,193,967      9,466,358
  Class B Shares                                399,153      1,981,547              --               --             --
  Class C Shares                              1,061,366      1,871,560         127,720           63,207        178,075**
  Class D Shares                                  5,055        385,371              --               --             --
  Class S Shares                                     --             --              --               --             --
  Class I Shares                                     --             --              --               --             --
Net asset value of shares issued in
  Fund reorganizations (see note 7)
  Class A Shares                                     --             --      66,893,747               --             --
  Class B Shares                                     --             --              --               --             --
  Class C Shares                                     --             --       2,315,385               --             --**
  Class D Shares                                     --             --              --               --             --
  Class S Shares                                     --             --              --               --             --
  Class I Shares                                     --             --              --               --             --
Net asset value of shares in
  reinvestment of dividends and
  distributions
  Class A Shares                              8,061,196      9,566,548       6,742,303               --     17,641,719
  Class B Shares                                644,736        864,181              --               --             --
  Class C Shares                                196,290        213,499           6,829               --             --**
  Class D Shares                                389,869        460,874              --               --             --
  Class S Shares                                     --             --              --               --             --
  Class I Shares                                     --             --              --               --             --
                                           ------------   ------------    ------------     ------------   ------------
                                             27,772,602     39,578,017      80,057,967        2,257,174     27,286,152
                                           ------------   ------------    ------------     ------------   ------------
Less: Payments for shares reacquired
  Class A Shares                            (23,162,405)   (40,734,365)    (20,319,644)     (15,912,180)   (67,049,820)
  Class B Shares                             (5,007,210)    (7,993,035)             --               --             --
  Class C Shares                             (1,162,658)    (1,694,312)       (173,774)            (228)            --**
  Class D Shares                               (576,884)    (1,150,073)             --               --             --
  Class S Shares                                     --             --              --               --             --
  Class I Shares                                     --             --              --               --             --
                                           ------------   ------------    ------------     ------------   ------------
Increase (decrease) in net assets from
  capital stock transactions                 (2,136,555)   (11,993,768)     59,564,549      (13,665,234)   (39,763,668)
                                           ------------   ------------    ------------     ------------   ------------
Total Increase (Decrease) in Net Assets
  for period                                  9,138,160      8,003,995      68,596,711       (7,271,409)  $(43,245,496)
Net Assets: Beginning of period            $303,038,768   $295,034,773    $124,300,965     $131,572,374    174,817,870
                                           ------------   ------------    ------------     ------------   ------------
Net Assets: End of period                  $312,176,928   $303,038,768    $192,897,676     $124,300,965   $131,572,374
                                           ============   ============    ============     ============   ============
Accumulated Undistributed Net
  Investment Income (Loss)                 $    870,910   $    800,513    $    110,494     $     (1,559)  $       (449)
                                           ============   ============    ============     ============   ============

--------
* The fiscal year end changed from June 30th to November 30th following the June 30, 2006 Annual Report. Information prior to March 17, 2006 is based on the predecessor Bramwell Growth Fund. ** Commenced operations March 17, 2006.

   The accompanying notes are an integral part of the financial statements.

          Common Stock            Conservative Allocation+       Government Securities
-------------------------------  -------------------------  -----------------------------
  Six Months                     Six Months
     Ended                          Ended                   Six Months Ended
   05/31/07        Year Ended     05/31/07     Year Ended       05/31/07       Year Ended
  (unaudited)       11/30/06     (unaudited)    11/30/06      (unaudited)       11/30/06
--------------   --------------  -----------  ------------  ---------------- ------------
$    5,705,270   $    9,417,715  $   870,021  $  2,082,312    $  5,566,141   $  9,547,358
    41,016,116       49,244,929      274,739     1,332,679         466,142     (2,048,398)
    72,627,958      100,657,595    1,859,289     1,766,118      (4,677,408)     3,463,023
--------------   --------------  -----------  ------------    ------------   ------------
   119,349,344      159,320,239    3,004,049     5,181,109       1,354,875     10,961,983
--------------   --------------  -----------  ------------    ------------   ------------
    (4,193,268)     (10,178,550)  (1,023,281)   (1,651,391)     (5,167,000)    (9,740,425)
            --          (32,784)    (256,399)     (388,844)             --             --
            --           (9,538)    (140,824)     (209,226)        (23,804)        (4,086)^
            --               --           --            --              --             --
            --               --           --            --              --             --
            --#              --           --            --        (454,170)#           --
   (46,436,345)     (47,966,923)    (609,494)     (869,023)             --             --
    (1,981,880)      (2,443,954)    (188,211)     (237,204)             --             --
      (649,932)        (439,067)    (102,153)     (148,439)             --             --^
            --               --           --            --              --             --
            --               --           --            --              --             --
            --#              --           --            --              --#            --
--------------   --------------  -----------  ------------    ------------   ------------
   (53,261,425)     (61,070,816)  (2,320,362)   (3,504,127)     (5,644,974)    (9,744,511)
--------------   --------------  -----------  ------------    ------------   ------------
    40,679,808       60,607,050    7,948,234     6,543,677      34,217,138     49,850,057
       584,608        4,002,083      227,799       978,876              --             --
     3,245,168        5,829,581    1,224,384       792,873       2,441,092        560,763^
            --               --           --            --              --             --
            --               --           --            --              --             --
     4,205,087#              --           --            --       2,370,912#            --
     1,091,395               --           --            --       1,931,677             --
            --               --           --            --              --             --
     2,132,920               --           --            --              --             --^
            --               --           --            --              --             --
            --               --           --            --              --             --
  194,108,510 #              --           --            --     126,487,938#            --
    43,235,768       49,577,858    1,383,492     2,104,067       4,120,887      7,770,107
     1,947,306        2,438,450      387,653       552,818              --             --
       623,869          442,438      198,383       302,886           9,902            487^
            --               --           --            --              --             --
            --               --           --            --              --             --
            --#              --           --            --          18,547#            --
--------------   --------------  -----------  ------------    ------------   ------------
   291,854,439      122,897,460   11,369,945    11,275,197     171,598,093     58,181,414
--------------   --------------  -----------  ------------    ------------   ------------
   (80,197,083)    (160,694,672)  (7,162,001)  (27,450,793)    (30,513,965)   (49,324,426)
    (9,997,297)     (16,847,777)  (1,377,935)   (3,905,911)             --             --
    (1,302,297)      (2,157,923)    (913,935)   (4,613,630)         (4,245)        (1,660)^
            --               --           --            --              --             --
            --               --           --            --              --             --
   (6,636,591 )#             --           --            --     (12,805,650)#           --
--------------   --------------  -----------  ------------    ------------   ------------
   193,721,171      (56,802,912)   1,916,074   (24,695,137)    128,274,233      8,855,328
--------------   --------------  -----------  ------------    ------------   ------------
   259,809,090       41,446,513    2,599,761   (23,018,155)    123,984,134     10,072,800
$1,176,524,799   $1,135,078,286  $56,722,258  $ 79,740,413    $214,940,770   $204,867,970
--------------   --------------  -----------  ------------    ------------   ------------
$1,436,333,889   $1,176,524,799  $59,322,019  $ 56,722,258    $338,924,904   $214,940,770
==============   ==============  ===========  ============    ============   ============
$    2,301,005   $      789,004  $ 169,738 $       700,883    $     (9,546)  $     14,487
==============   ==============  ===========  ============    ============   ============

--------
+ Name change. Formerly the Sentinel Capital Markets Income Fund prior to November 1, 2006.
^   Commenced operations June 1, 2006. # Commenced operations May 4, 2007.

Statement of Changes in Net Assets

                                                         Growth Leaders*                       High Yield Bond
                                         ---------------------------------------------   ---------------------------
                                         Six Months Ended  Fiscal Period                   Six Months
                                             05/31/07      From 07/01/06    Year Ended   Ended 05/31/07  Year Ended
                                           (unaudited)    Through 11/30/06   06/30/06     (unaudited)     11/30/06
                                         ---------------- ---------------- -----------   -------------- ------------
Increase (Decrease) in Net Assets from
  Operations
Net investment income (loss)               $   (20,507)     $     4,196    $   (46,438)   $  2,437,552  $  5,761,867
Net realized gain (loss) on sales of
  investments                                   33,476            3,011        794,083       1,864,075      (341,062)
Net Change in unrealized appreciation
  (depreciation)                             1,451,018          638,506        349,652         152,675     1,999,932
                                           -----------      -----------    -----------    ------------  ------------
Net increase (decrease) in net assets
  from operations                            1,463,987          645,713      1,097,297       4,454,302     7,420,737
                                           -----------      -----------    -----------    ------------  ------------
Distributions to Shareholders
From net investment income
   Class A Shares                               (5,261)              --             --      (1,769,949)   (4,305,985)
   Class B Shares                                   --               --             --        (428,625)   (1,028,986)
   Class C Shares                                   --               --             --**      (202,498)     (455,069)
   Class D Shares                                   --               --             --              --            --
   Class S Shares                                   --               --             --              --            --
   Class I Shares                                   --               --             --              --            --
From net realized gain on investments
   Class A Shares                                   --               --             --              --            --
   Class B Shares                                   --               --             --              --            --
   Class C Shares                                   --               --             --**            --            --
   Class D Shares                                   --               --             --              --            --
   Class S Shares                                   --               --             --              --            --
   Class I Shares                                   --               --             --              --            --
                                           -----------      -----------    -----------    ------------  ------------
Total distributions to shareholders             (5,261)              --             --      (2,401,072)   (5,790,040)
                                           -----------      -----------    -----------    ------------  ------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                            2,351,125        3,267,610      3,555,971       5,835,750     9,567,716
   Class B Shares                                   --               --             --         110,759       849,323
   Class C Shares                              300,158          127,191        392,015**       304,064       566,405
   Class D Shares                                   --               --             --              --            --
   Class S Shares                                   --               --             --              --            --
   Class I Shares                                   --               --             --              --            --
Net asset value of shares issued in
  Fund reorganizations (see note 7)
   Class A Shares                                   --               --             --              --            --
   Class B Shares                                   --               --             --              --            --
   Class C Shares                                   --               --             --**            --            --
   Class D Shares                                   --               --             --              --            --
   Class S Shares                                   --               --             --              --            --
   Class I Shares                                   --               --             --              --            --
Net asset value of shares in
  reinvestment of dividends and
  distributions
   Class A Shares                                3,991               --             --       1,085,778     2,794,611
   Class B Shares                                   --               --             --         208,898       501,475
   Class C Shares                                   --               --             --**       147,817       327,730
   Class D Shares                                   --               --             --              --            --
   Class S Shares                                   --               --             --              --            --
   Class I Shares                                   --               --             --              --            --
                                           -----------      -----------    -----------    ------------  ------------
                                             2,655,274        3,394,801      3,947,986       7,693,066    14,607,260
                                           -----------      -----------    -----------    ------------  ------------
Less: Payments for shares reacquired
   Class A Shares                           (1,232,803)        (675,205)    (4,553,749)    (10,292,478)  (65,350,467)
   Class B Shares                                   --               --             --      (2,774,406)   (6,754,951)
   Class C Shares                              (57,974)         (97,252)            --**    (1,138,967)   (4,068,474)
   Class D Shares                                   --               --             --              --            --
   Class S Shares                                   --               --             --              --            --
   Class I Shares                                   --               --             --              --            --
                                           -----------      -----------    -----------    ------------  ------------
Increase (decrease) in net assets from
  capital stock transactions                 1,364,497        2,622,344       (605,763)     (6,512,785)  (61,566,632)
                                           -----------      -----------    -----------    ------------  ------------
Total Increase (Decrease) in Net Assets
  for period                                 2,823,223        3,268,057        491,534      (4,459,555)  (59,935,935)
Net Assets: Beginning of period            $11,695,861      $ 8,427,804    $ 7,936,270    $ 79,410,862  $139,346,797
                                           -----------      -----------    -----------    ------------  ------------
Net Assets: End of period                  $14,519,084      $11,695,861    $ 8,427,804    $ 74,951,307  $ 79,410,862
                                           ===========      ===========    ===========    ============  ============
Accumulated Undistributed Net
  Investment Income (Loss)                 $   (21,589)     $     4,179    $       (17)   $    235,997  $    199,828
                                           ===========      ===========    ===========    ============  ============

--------
* The fiscal year end changed from June 30th to November 30th following the June 30, 2006 Annual Report. Information prior to March 17, 2006 is based on the predecessor Bramwell Focus Fund. ** Commenced operations March 17, 2006.

   The accompanying notes are an integral part of the financial statements.

     International Equity             Mid Cap Growth          Short Maturity Government
-----------------------------  ---------------------------  ----------------------------
Six Months Ended                 Six Months                   Six Months
    05/31/07      Year Ended   Ended 05/31/07  Year Ended   Ended 05/31/07   Year Ended
  (unaudited)      11/30/06     (unaudited)     11/30/06     (unaudited)      11/30/06
---------------- ------------  -------------- ------------  -------------- -------------
  $  1,369,153   $  1,104,898   $   (486,391) $ (1,377,827)  $  3,732,638  $   9,500,701
     9,028,576     15,493,251      9,907,010    10,166,239        (45,075)    (2,712,447)
     8,415,739     16,977,598      9,892,716     3,926,137       (702,615)     2,201,443
  ------------   ------------   ------------  ------------   ------------  -------------
    18,813,468     33,575,747     19,313,335    12,714,549      2,984,948      8,989,697
  ------------   ------------   ------------  ------------   ------------  -------------
    (1,202,020)    (1,455,355)            --            --     (4,017,178)   (10,384,929)
            --        (20,553)            --            --             --             --
            --             --             --            --         (2,166)        (2,385)^
            --             --             --            --             --             --
            --             --             --            --       (166,226)      (609,176)
            --             --             --            --             --             --
   (12,858,358)    (6,052,517)            --            --             --             --
    (1,136,332)      (661,462)            --            --             --             --
      (458,176)      (156,283)            --            --             --             --^
            --             --             --            --             --             --
            --             --             --            --             --             --
            --             --             --            --             --             --
  ------------   ------------   ------------  ------------   ------------  -------------
   (15,654,886)    (8,346,170)            --            --     (4,185,570)   (10,996,490)
  ------------   ------------   ------------  ------------   ------------  -------------
    21,022,130     33,951,795     12,197,368    16,928,543     15,486,173     48,632,019
       723,166      2,428,396        106,086     1,114,043             --             --
     1,961,790      2,319,697        536,670       683,605        256,841        208,087^
            --             --             --            --             --             --
            --             --             --            --        242,332      8,863,232
            --             --             --            --             --             --
            --             --             --            --             --             --
            --             --             --            --             --             --
            --             --             --            --             --             --^
            --             --             --            --             --             --
            --             --             --            --             --             --
            --             --             --            --             --             --
    13,393,285      7,143,270             --            --      3,256,688      8,581,163
     1,100,483        660,479             --            --             --             --
       437,026        156,128             --            --          1,006            661^
            --             --             --            --             --             --
            --             --             --            --        140,924        532,418
            --             --             --            --             --             --
  ------------   ------------   ------------  ------------   ------------  -------------
    38,637,881     46,659,765     12,840,124    18,726,191     19,383,964     66,817,580
  ------------   ------------   ------------  ------------   ------------  -------------
   (18,526,333)   (27,224,556)   (25,423,909)  (44,648,223)   (42,352,813)  (129,299,558)
    (2,723,959)    (4,249,898)    (4,679,253)  (10,012,533)            --             --
      (539,360)      (811,438)      (649,854)   (1,794,147)       (22,861)          (778)^
            --             --             --            --             --             --
            --             --             --            --     (2,243,418)   (18,576,293)
            --             --             --            --             --             --
  ------------   ------------   ------------  ------------   ------------  -------------
    16,848,228     14,373,873    (17,912,892)  (37,728,712)   (25,235,128)   (81,059,049)
  ------------   ------------   ------------  ------------   ------------  -------------
    20,006,810     39,603,450      1,400,443   (25,014,163)   (26,435,750)   (83,065,842)
  $167,872,899   $128,269,449   $170,856,736  $195,870,899   $194,643,458  $ 277,709,300
  ------------   ------------   ------------  ------------   ------------  -------------
  $187,879,709   $167,872,899   $172,257,179  $170,856,736   $168,207,708  $ 194,643,468
  ============   ============   ============  ============   ============  =============
  $  1,037,953   $    843,860   $   (545,139) $    (58,748)  $     26,405  $      14,817
  ============   ============   ============  ============   ============  =============

--------
^   Commenced operations June 1, 2006.

Statement of Changes in Net Assets

                                                  Small Company           U.S. Treasury Money Market
                                         ------------------------------  ----------------------------
                                           Six Months                      Six Months
                                         Ended 05/31/07    Year Ended    Ended 05/31/07   Year Ended
                                          (unaudited)       11/30/06      (unaudited)      11/30/06
                                         --------------  --------------  -------------- -------------
Increase (Decrease) in Net Assets from
  Operations
Net investment income                    $    2,435,129  $   (6,813,873)  $  1,430,252  $   3,006,974
Net realized gain (loss) of investments      61,996,657     185,225,726             --             --
Net Change in unrealized (depreciation)      85,190,111      34,290,665             --             --
                                         --------------  --------------   ------------  -------------
Net increase (decrease) from operations     149,621,897     212,702,518      1,430,252      3,006,974
                                         --------------  --------------   ------------  -------------
Distributions to Shareholders
From net investment
  Class A Shares                                     --              --     (1,379,680)    (2,879,224)
  Class B Shares                                     --              --        (50,572)      (127,750)
  Class C Shares                                     --              --             --             --
  Class D Shares                                     --              --             --             --
  Class S Shares                                     --              --             --             --
  Class I Shares                                     --              --             --             --
From net realized gain on
  Class A Shares                           (139,195,215)    (95,814,110)            --             --
  Class B Shares                            (18,838,178)    (14,748,742)            --             --
  Class C Shares                            (20,036,255)    (14,284,610)            --             --
  Class D Shares                                     --              --             --             --
  Class S Shares                                     --              --             --             --
  Class I Shares                                     --              --             --             --
                                         --------------  --------------   ------------  -------------
Total distributions to                     (178,069,648)   (124,847,462)    (1,430,252)    (3,006,974)
                                         --------------  --------------   ------------  -------------
From Capital Share Transactions
Net proceeds from sales
  Class A Shares                            151,486,913     247,094,937     35,066,004     83,996,137
  Class B Shares                                280,582       6,058,374      1,083,790      2,733,519
  Class C Shares                             18,692,698      25,681,571             --             --
  Class D Shares                                     --              --             --             --
  Class S Shares                                     --              --             --             --
  Class I Shares                             16,685,000              --             --             --
Net asset value of shares issued in Fund
  Class A Shares                                     --              --             --             --
  Class B Shares                                     --              --             --             --
  Class C Shares                                     --              --             --             --
  Class D Shares                                     --              --             --             --
  Class S Shares                                     --              --             --             --
  Class I Shares                                     --              --             --             --
Net asset value of shares in
  reinvestment of
  Class A Shares                            126,082,616      86,941,982      1,331,527      2,755,191
  Class B Shares                             17,702,605      13,955,149         41,348        107,709
  Class C Shares                             18,996,827      13,540,865             --             --
  Class D Shares                                     --              --             --             --
  Class S Shares                                     --              --             --             --
  Class I Shares                                     --              --             --             --
                                         --------------  --------------   ------------  -------------
                                            349,927,241     393,272,878     37,522,669     89,592,556
                                         --------------  --------------   ------------  -------------
Less: Payments for
  Class A Shares                           (181,119,165)   (273,688,688)   (47,205,507)  (100,546,523)
  Class B Shares                            (18,015,662)    (28,854,922)    (1,399,373)    (3,840,572)
  Class C Shares                            (15,824,550)    (38,357,517)            --             --
  Class D Shares                                     --              --             --             --
  Class S Shares                                     --              --             --             --
  Class I Shares                               (102,357)             --             --             --
                                         --------------  --------------   ------------  -------------
Increase (decrease) in net assets from
  capital                                   134,865,507      52,371,751    (11,082,211)   (14,794,539)
                                         --------------  --------------   ------------  -------------
Total Increase Net Assets for period        106,417,756     140,226,807    (11,082,211)   (14,794,539)
Net Assets: Beginning of                 $1,537,539,537  $1,397,312,730   $ 72,046,589  $  86,841,128
                                         --------------  --------------   ------------  -------------
Net Assets: End of period                $1,643,957,293  $1,537,539,537   $ 60,964,378  $  72,046,589
                                         --------------  --------------   ------------  -------------
Accumulated Undistributed Net            $    2,305,741  $     (129,388)  $         --  $          --
                                         ==============  ==============   ============  =============


   The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                      Income From Investment Operations                 Less Distributions
                                 -------------------------------------------  --------------------------------------
                                                      Net gains or
                                                       losses on
                                                       securities
                       Fiscal    Net asset    Net        (both                Dividends  Distributions               Net asset
                        year      value,   investment   realized   Total from (from net      (from                    value,
                       (period   beginning   income       and      investment investment   realized        Total      end of
Fund/Share Class       ended)    of period   (loss)   unrealized)  operations  income)      gains)     distributions  period
----------------     --------    --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
Balanced             11/30/02     $16.57     $ 0.32      $(1.50)     $(1.18)    $0.33        $0.96         $1.29      $14.10
Class A              11/30/03      14.10       0.24        1.81        2.05      0.25            -          0.25       15.90
                     11/30/04      15.90       0.28        1.29        1.57      0.28         0.36          0.64       16.83
                     11/30/05      16.83       0.32        0.86        1.18      0.34         0.82          1.16       16.85
                     11/30/06      16.85       0.37        1.53        1.90      0.38         0.36          0.74       18.01
                     05/31/07(G)   18.01       0.19        1.09        1.28      0.19         0.43          0.62       18.67

Balanced             11/30/02      16.61       0.20       (1.50)      (1.30)     0.20         0.96          1.16       14.15
Class B              11/30/03      14.15       0.11        1.82        1.93      0.13            -          0.13       15.95
                     11/30/04      15.95       0.15        1.29        1.44      0.14         0.36          0.50       16.89
                     11/30/05      16.89       0.18        0.86        1.04      0.20         0.82          1.02       16.91
                     11/30/06      16.91       0.23        1.53        1.76      0.23         0.36          0.59       18.08
                     05/31/07(G)   18.08       0.11        1.09        1.20      0.11         0.43          0.54       18.74

Balanced             11/30/02      16.58       0.18       (1.49)      (1.31)     0.20         0.96          1.16       14.11
Class C              11/30/03      14.11       0.08        1.82        1.90      0.09            -          0.09       15.92
                     11/30/04      15.92       0.13        1.29        1.42      0.14         0.36          0.50       16.84
                     11/30/05      16.84       0.16        0.87        1.03      0.19         0.82          1.01       16.86
                     11/30/06      16.86       0.21        1.52        1.73      0.22         0.36          0.58       18.01
                     05/31/07(G)   18.01       0.10        1.10        1.20      0.11         0.43          0.54       18.67

Balanced             11/30/02      16.51       0.15       (1.51)      (1.36)     0.14         0.96          1.10       14.05
Class D              11/30/03      14.05       0.07        1.79        1.86      0.07            -          0.07       15.84
                     11/30/04      15.84       0.22        1.28        1.50      0.18         0.36          0.54       16.80
                     11/30/05      16.80       0.26        0.86        1.12      0.28         0.82          1.10       16.82
                     11/30/06      16.82       0.33        1.53        1.86      0.32         0.36          0.68       18.00
                     05/31/07(G)   18.00       0.17        1.09        1.26      0.17         0.43          0.60       18.67

Capital Growth       06/30/02      23.00      (0.16)      (2.53)      (2.69)       --         1.61          1.61       18.70
Class A              06/30/03      18.70      (0.15)      (1.29)      (1.44)       --           --            --       17.26
                     06/30/04      17.26      (0.17)       2.34        2.17        --           --            --       19.43
                     06/30/05      19.43      (0.13)       0.49        0.36        --         0.37          0.37       19.42
                     06/30/06      19.42      (0.10)       1.98        1.88        --         2.50          2.50       18.80
                     11/30/06(A)   18.80      (0.01)       1.03        1.02        --           --            --       19.82
                     05/31/07(G)   19.82       0.02        2.01        2.03        --         1.36          1.36       20.48

Capital Growth       06/30/06(B)   19.45      (0.12)      (0.61)      (0.73)       --           --            --       18.72
Class C              11/30/06(A)   18.72      (0.13)       1.03        0.90        --           --            --       19.62
                     05/31/07(G)   19.62      (0.17)       1.91        1.74        --         1.36          1.36       20.00

   The accompanying notes are an integral part of the financial statements.

                                          Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
                                                                                Ratio of net
                                                      Ratio of                   investment
                                        Ratio of     expenses to    Ratio of  income (loss) to
                                       expenses to   average net      net       average net
                                         average    assets before  investment  assets before
                            Ratio of   net assets  contractual and   income   contractual and
             Net assets at expenses to   before       voluntary    (loss) to     voluntary
                end of       average    custodian      expense      average       expense        Portfolio
Total return  period (000  net assets  fee credits reimbursements  net assets  reimbursements  turnover rate
    (%)*       omitted)        (%)        (%)**        (%)***         (%)          (%)***           (%)
------------ ------------- ----------- ----------- --------------- ---------- ---------------- -------------
    (7.67)     $188,386       1.20        1.21          1.21          2.06          2.06            159
    14.75       214,533       1.20        1.21          1.21          1.53          1.53            242
    10.12       231,599       1.17        1.17          1.17          1.73          1.73            220
     7.36       239,882       1.12        1.14          1.14          1.93          1.93            187
    11.64       249,398       1.10        1.11          1.11          2.18          2.18            209
     7.33++     260,739       1.09+       1.10+         1.10+         2.16+         2.16+            74++

    (8.35)       36,607       1.97        1.98          1.98          1.29          1.29            159
    13.74        33,652       2.06        2.07          2.07          0.68          0.68            242
     9.21        30,780       1.99        1.99          1.99          0.89          0.89            220
     6.42        27,012       2.02        2.03          2.03          1.03          1.03            187
    10.72        23,445       1.99        2.00          2.00          1.28          1.28            209
     6.82++      20,206       1.99+       2.00+         2.00+         1.26+         1.26+            74++

    (8.47)        4,344       2.07        2.08          2.08          1.18          1.18            159
    13.56         4,811       2.26        2.26          2.26          0.47          0.47            242
     9.08         5,694       2.09        2.09          2.09          0.80          0.80            220
     6.35         6,449       2.09        2.10          2.10          0.97          0.97            187
    10.56         7,299       2.06        2.07          2.07          1.22          1.22            209
     6.81++       7,671       2.13+       2.14+         2.14+         1.13+         1.13+            74++

    (8.82)        6,644       2.50        2.51          2.51          0.78          0.78            159
    13.28         8,951       2.43        2.44          2.44          0.29          0.29            242
     9.69        20,689       1.50        1.51          1.51          1.42          1.42            220
     6.98        21,692       1.41        1.42          1.42          1.65          1.65            187
    11.41        22,897       1.37        1.38          1.38          1.92          1.92            209
     7.23++      23,562       1.33+       1.34+         1.34+         1.92+         1.92+            74++

   (11.94)      191,395       1.63        1.63          1.63         (0.84)        (0.84)            66
    (7.70)      229,756       1.68        1.68          1.68         (1.01)        (1.01)            51
    12.57       217,178       1.64        1.64          1.64         (0.81)        (0.81)            47
     1.85       174,818       1.69        1.69          1.69         (0.61)        (0.61)            63
     9.94       131,400       1.66        1.66          1.66         (0.53)        (0.53)            39
     5.43++     124,054       1.26+       1.27+         1.27+        (0.12)+       (0.12)+            8++
    10.85++     190,201       1.21+       1.22+         1.22+         0.17+         0.17+             8++

    (3.75)++        172       3.11+       3.12+         3.12+        (1.99)+       (1.99)+           39++
     4.81++         247       2.81+       2.82+         2.82+        (1.65)+       (1.65)+            8++
     9.45++       2,697       3.08+       3.10+         3.10+        (1.79)+       (1.79)+            8++

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                        Income From Investment Operations                  Less Distributions
                                  ---------------------------------------------  --------------------------------------
                                                         Net gains or
                                                          losses on
                                                          securities
                                  Net asset    Net          (both                Dividends  Distributions               Net asset
                    Fiscal year    value,   investment     realized   Total from (from net      (from                    value,
                      (period     beginning   income         and      investment investment   realized        Total      end of
Fund/Share Class      ended)      of period   (loss)     unrealized)  operations  income)      gains)     distributions  period
----------------   -----------    --------- ----------   ------------ ---------- ---------- ------------- ------------- ---------
Common Stock        11/30/02       $33.18     $ 0.22        $(3.91)     $(3.69)    $0.18        $3.61         $3.79      $25.70
Class A             11/30/03        25.70       0.17          4.08        4.25      0.19           --          0.19       29.76
                    11/30/04        29.76       0.23          3.53        3.76      0.15         2.13          2.28       31.24
                    11/30/05        31.24       0.25          2.79        3.04      0.28         2.80          3.08       31.20
                    11/30/06        31.20       0.28          4.23        4.51      0.30         1.40          1.70       34.01
                    05/31/07(G)     34.01       0.16          3.19        3.35      0.13         1.42          1.55       35.81

Common Stock        11/30/02        33.04      (0.05)        (3.88)      (3.93)       --         3.61          3.61       25.50
Class B             11/30/03        25.50      (0.08)         4.05        3.97      0.01           --          0.01       29.46
                    11/30/04        29.46      (0.06)         3.49        3.43        --         2.13          2.13       30.76
                    11/30/05        30.76      (0.01)         2.74        2.73      0.05         2.80          2.85       30.64
                    11/30/06        30.64      (0.02)         4.15        4.13      0.02         1.40          1.42       33.35
                    05/31/07(G)     33.35       0.00****      3.12        3.12        --         1.42          1.42       35.05

Common Stock        11/30/02        33.08      (0.06)        (3.90)      (3.96)       --         3.61          3.61       25.51
Class C             11/30/03        25.51      (0.14)         4.05        3.91      0.01           --          0.01       29.41
                    11/30/04        29.41      (0.08)         3.48        3.40        --         2.13          2.13       30.68
                    11/30/05        30.68      (0.07)         2.76        2.69      0.04         2.80          2.84       30.53
                    11/30/06        30.53      (0.05)         4.14        4.09      0.02         1.40          1.42       33.20
                    05/31/07(G)     33.20      (0.01)         3.10        3.09        --         1.42          1.42       34.87

Common Stock
Class I             05/31/07(F)     35.31       0.06          0.45        0.51        --           --            --       35.82

Conservative        11/30/03(C)     10.00       0.32          1.23        1.55      0.30           --          0.30       11.25
Allocation          11/30/04        11.25       0.40          0.65        1.05      0.48         0.00****      0.48       11.82
Class A^            11/30/05        11.82       0.41         (0.15)       0.26      0.43         0.23          0.66       11.42
                    11/30/06        11.42       0.42          0.60        1.02      0.46         0.21          0.67       11.77
                    05/31/07(G)     11.77       0.19          0.44        0.63      0.31         0.19          0.50       11.90

Conservative        11/30/03(C)     10.00       0.25          1.25        1.50      0.26           --          0.26       11.24
Allocation          11/30/04        11.24       0.31          0.64        0.95      0.39         0.00****      0.39       11.80
Class B^            11/30/05        11.80       0.31         (0.15)       0.16      0.34         0.23          0.57       11.39
                    11/30/06        11.39       0.34          0.58        0.92      0.37         0.21          0.58       11.73
                    05/31/07(G)     11.73       0.14          0.44        0.58      0.26         0.19          0.45       11.86

Conservative        11/30/03(C)     10.00       0.27          1.25        1.52      0.27           --          0.27       11.25
Allocation          11/30/04        11.25       0.32          0.63        0.95      0.40         0.00****      0.40       11.80
Class C^            11/30/05        11.80       0.33         (0.14)       0.19      0.37         0.23          0.60       11.39
                    11/30/06        11.39       0.31          0.59        0.90      0.34         0.21          0.55       11.74
                    05/31/07(G)     11.74       0.14          0.44        0.58      0.25         0.19          0.44       11.88

Government          11/30/02        10.19       0.51          0.15        0.66      0.51           --          0.51       10.34
Securities          11/30/03        10.34       0.38          0.12        0.50      0.46           --          0.46       10.38
Class A             11/30/04        10.38       0.39          0.10        0.49      0.45           --          0.45       10.42
                    11/30/05        10.42       0.43         (0.21)       0.22      0.45           --          0.45       10.19
                    11/30/06        10.19       0.47          0.06        0.53      0.48           --          0.48       10.24
                    05/31/07(G)     10.24       0.24         (0.12)       0.12      0.24           --          0.24       10.12

Government
Securities          11/30/06(D)      9.96       0.17          0.29        0.46      0.18           --          0.18       10.24
Class C             05/31/07(G)     10.24       0.12         (0.11)       0.01      0.14           --          0.14       10.10

Government
Securities Class I  05/31/07(F&G)   10.26       0.04         (0.14)      (0.10)     0.04           --          0.04       10.12

   The accompanying notes are an integral part of the financial statements.

                                        Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
                                                                                Ratio of net
                                                      Ratio of                   investment
                                        Ratio of     expenses to    Ratio of  income (loss) to
                                       expenses to   average net      net       average net
                                         average    assets before  investment  assets before
                            Ratio of   net assets  contractual and   income   contractual and
             Net assets at expenses to   before       voluntary    (loss) to     voluntary
                end of       average    custodian      expense      average       expense      Portfolio
Total return  period (000  net assets  fee credits reimbursements  net assets  reimbursements  turnover
    (%)*       omitted)        (%)        (%)**        (%)***         (%)          (%)***      rate (%)
------------ ------------- ----------- ----------- --------------- ---------- ---------------- ---------
   (12.55)    $  889,066      1.02        1.02          1.02          0.76          0.76           55
    16.67        979,837      1.08        1.08          1.08          0.62          0.62           76
    13.19      1,042,308      1.05        1.05          1.05          0.76          0.76           57
    10.51      1,071,523      1.04        1.05          1.05          0.83          0.83           26
    15.18      1,114,097      1.10        1.10          1.13          0.88          0.86           13
    10.22++    1,179,293      1.10+       1.10+         1.12+         0.96+         0.98+           8++

   (13.39)        80,772      1.95        1.96          1.96         (0.18)        (0.18)          55
    15.57         72,163      2.03        2.03          2.03         (0.32)        (0.32)          76
    12.12         61,909      1.99        1.99          1.99         (0.21)        (0.21)          57
     9.49         53,970      1.98        1.99          1.99         (0.11)        (0.11)          26
    14.08         47,559      2.05        2.06          2.08         (0.08)        (0.11)          13
     9.70++       42,069      2.07+       2.08+         2.09+        (0.02)+        0.00+           8++

   (13.48)         5,018      2.01        2.02          2.02         (0.23)        (0.23)          55
    15.32          5,774      2.24        2.24          2.24         (0.54)        (0.54)          76
    12.03          6,530      2.06        2.06          2.06         (0.25)        (0.25)          57
     9.41          9,585      2.09        2.09          2.09         (0.20)        (0.20)          26
    14.00         14,869      2.12        2.13          2.16         (0.12)        (0.15)          13
     9.65++       20,523      2.13+       2.13+         2.14+        (0.03)+       (0.02)+          8++

     1.44++      194,449      0.73+       0.73+         0.73+         2.18+         2.18+           8++
    15.61++       38,147      1.17+       1.17+         1.17+         3.94+         3.94+         131++
     9.58         52,951      1.17        1.17          1.17          3.52          3.52          136
     2.27         55,829      1.15        1.16          1.16          3.60          3.60          174
     9.31         38,175      1.25        1.26          1.26          3.73          3.73          204
     5.45++       40,815      1.26+       1.29+         1.29+         3.31+         3.31+         132++

    15.11++        8,782      1.92+       1.93+         1.93+         3.21+         3.21+         131++
     8.65         13,497      1.99        1.99          1.99          2.73          2.73          136
     1.42         14,037      1.98        1.98          1.98          2.78          2.78          174
     8.37         12,007      2.12        2.13          2.13          2.87          2.87          204
     5.00++       11,370      2.14+       2.17+         2.17+         2.43+         2.43+         132++

    15.29++        5,771      1.59+       1.60+         1.60+         3.49+         3.49+         131++
     8.70          9,114      1.84        1.84          1.84          2.90          2.90          136
     1.62          9,875      1.84        1.85          1.85          2.91          2.91          174
     8.23          6,540      2.23        2.24          2.24          2.74          2.74          204
     5.01++        7,137      2.28+       2.31+         2.31+         2.30+         2.30+         132++

     6.70        107,121      0.85        0.86          1.01          4.72          4.56          452
     4.85        102,713      0.94        0.95          0.98          3.62          3.59          576
     4.80        104,738      0.97        0.98          0.98          3.78          3.78          473
     2.08        204,868      1.00        1.02          1.02          4.09          4.09          505
     5.41        214,374      0.98        0.99          0.99          4.68          4.68          678
     1.23++      221,450      0.98+       0.99+         0.99+         4.78+         4.78+         262++

     4.62++          567      2.64+       2.64+         2.64+         3.15+         3.15+         678++
     0.00++        2,979      3.39+       3.39+         3.39+         2.33+         2.33+         262++

    (0.98)++     114,495      0.72+       0.72+         0.72+         4.42+         4.42+         262++

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                        Income From Investment Operations                 Less Distributions
                                  --------------------------------------------  --------------------------------------
                                                       Net gains or
                                                          losses
                                  Net asset    Net     on securities            Dividends  Distributions               Net asset
                     Fiscal year   value,   investment     (both     Total from (from net      (from                    value,
                       (period    beginning   income   realized and  investment investment   realized        Total      end of
Fund/Share Class       ended)     of period   (loss)    unrealized)  operations  income)      gains)     distributions  period
----------------     -----------  --------- ---------- ------------- ---------- ---------- ------------- ------------- ---------
Growth Leaders        06/30/02     $ 9.89     $(0.10)     $(0.92)      $(1.02)    $  --        $  --         $  --      $ 8.87
Class A               06/30/03       8.87      (0.08)      (0.70)       (0.78)       --           --            --        8.09
                      06/30/04       8.09      (0.09)       1.47         1.38        --           --            --        9.47
                      06/30/05       9.47      (0.08)      (0.08)       (0.16)       --           --            --        9.31
                      06/30/06       9.31      (0.06)       1.34         1.28        --           --            --       10.59
                      11/30/06(A)   10.59       0.01        0.56         0.57        --           --            --       11.16
                      05/31/07(G)   11.16      (0.01)       1.30         1.29        --           --            --       12.45

Growth Leaders        06/30/06(B)   10.95      (0.04)      (0.34)       (0.38)       --           --            --       10.57
Class C               11/30/06(A)   10.57      (0.04)       0.55         0.51        --           --            --       11.08
                      05/31/07(G)   11.08      (0.18)       1.30         1.12        --           --            --       12.20

High Yield Bond       11/30/02       7.66       0.63       (0.18)        0.45      0.63           --          0.63        7.48
Class A               11/30/03       7.48       0.63        0.71         1.34      0.62           --          0.62        8.20
                      11/30/04       8.20       0.56        0.16#        0.72      0.57           --          0.57        8.35
                      11/30/05       8.35       0.55       (0.46)        0.09      0.54           --          0.54        7.90
                      11/30/06       7.90       0.51        0.14         0.65      0.51           --          0.51        8.04
                      05/31/07(G)    8.04       0.27        0.22         0.49      0.27           --          0.27        8.26

High Yield Bond       11/30/02       7.66       0.59       (0.19)        0.40      0.59           --          0.59        7.47
Class B               11/30/03       7.47       0.57        0.72         1.29      0.57           --          0.57        8.19
                      11/30/04       8.19       0.51        0.14#        0.65      0.51           --          0.51        8.33
                      11/30/05       8.33       0.48       (0.46)        0.02      0.47           --          0.47        7.88
                      11/30/06       7.88       0.43        0.15         0.58      0.43           --          0.43        8.03
                      05/31/07(G)    8.03       0.23        0.21         0.44      0.23           --          0.23        8.24

High Yield Bond       11/30/02       7.70       0.56       (0.19)        0.37      0.54           --          0.54        7.53
Class C               11/30/03       7.53       0.55        0.72         1.27      0.54           --          0.54        8.26
                      11/30/04       8.26       0.48        0.16#        0.64      0.48           --          0.48        8.42
                      11/30/05       8.42       0.48       (0.46)        0.02      0.46           --          0.46        7.98
                      11/30/06       7.98       0.44        0.14         0.58      0.43           --          0.43        8.13
                      05/31/07(G)    8.13       0.23        0.22         0.45      0.23           --          0.23        8.35

International Equity  11/30/02      13.21       0.17       (1.37)       (1.20)     0.14         0.04          0.18       11.83
Class A               11/30/03      11.83       0.16        2.09         2.25      0.19         0.07          0.26       13.82
                      11/30/04      13.82       0.20        3.17#        3.37      0.14           --          0.14       17.05
                      11/30/05      17.05       0.21        1.56         1.77      0.17           --          0.17       18.65
                      11/30/06      18.65       0.17        4.42         4.59      0.24         1.00          1.24       22.00
                      05/31/07(G)   22.00       0.18        2.10         2.28      0.18         1.89          2.07       22.21

International Equity  11/30/02      12.94       0.02       (1.35)       (1.33)       --         0.04          0.04       11.57
Class B               11/30/03      11.57       0.01        2.05         2.06      0.03         0.07          0.10       13.53
                      11/30/04      13.53       0.06        3.07#        3.13        --           --            --       16.66
                      11/30/05      16.66       0.03        1.50         1.53        --           --            --       18.19
                      11/30/06      18.19      (0.05)       4.32         4.27      0.03         1.00          1.03       21.43
                      05/31/07(G)   21.43       0.04        2.07         2.11        --         1.89          1.89       21.65

International Equity  11/30/02      13.05      (0.03)      (1.35)       (1.38)       --         0.04          0.04       11.63
Class C               11/30/03      11.63      (0.04)       2.07         2.03        --         0.07          0.07       13.59
                      11/30/04      13.59      (0.01)       3.14#        3.13        --           --            --       16.72
                      11/30/05      16.72       0.01        1.52         1.53        --           --            --       18.25
                      11/30/06      18.25      (0.11)       4.39         4.28        --         1.00          1.00       21.53
                      05/31/07(G)   21.53       0.05        2.06         2.11        --         1.89          1.89       21.75

   The accompanying notes are an integral part of the financial statements.

                                      Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
                                                                             Ratio of net
                                                   Ratio of                   investment
                                     Ratio of     expenses to    Ratio of  income (loss) to
                                    expenses to   average net      net       average net
                                      average    assets before  investment  assets before
             Net assets  Ratio of   net assets  contractual and   income   contractual and
             at end of  expenses to   before       voluntary    (loss) to     voluntary
               period     average    custodian      expense      average       expense      Portfolio
Total return    (000    net assets  fee credits reimbursements  net assets  reimbursements  turnover
    (%)*      omitted)      (%)        (%)**        (%)***         (%)          (%)***      rate (%)
------------ ---------- ----------- ----------- --------------- ---------- ---------------- ---------
   (10.31)    $  6,623     1.75        1.75          3.28         (1.11)        (2.64)         138
    (8.79)       9,280     1.75        1.75          3.09         (1.25)        (2.59)         154
    17.06       10,916     1.75        1.75          2.58         (0.91)        (1.74)         172
    (1.69)       7,936     1.75        1.75          3.00         (0.77)        (2.02)         200
    13.75        8,043     1.75        1.76          3.09         (0.60)        (1.94)         157
     5.38++     11,257     1.45+       1.51+         1.67+         0.14+        (0.02)+         30++
    11.61++     13,778     1.45+       1.48+         1.86+        (0.19)+        0.20+          29++

    (3.47)++       385     2.79+       2.81+         3.62+        (1.16)+       (1.97)+        157++
     4.82++        439     2.43+       2.49+         2.64+        (0.87)+       (1.03)+         30++
    10.11++        742     4.38+       4.41+         4.79+        (3.18)+       (2.80)+         29++

     6.09       40,181     1.24        1.25          1.25          8.35          8.35          111
    18.71      110,431     1.18        1.19          1.19          7.85          7.85           86
     9.09#     149,886     1.16        1.16          1.16          6.83          6.83           78
     1.11      107,308     1.22        1.22          1.22         6.670          6.67           73
     8.50       55,500     1.29        1.31          1.31          6.32          6.32           79
     6.13++     53,578     1.29+       1.31+         1.31+         6.60+         6.60+          50++

     5.49       47,552     1.70        1.71          1.71          7.88          7.88          111
    17.87       45,061     1.95        1.96          1.96          7.22          7.22           86
     8.14#      31,471     2.08        2.08          2.08          5.97          5.97           78
     0.18       21,510     2.13        2.14          2.14          5.75          5.75           73
     7.67       16,406     2.15        2.16          2.16          5.45          5.45           79
     5.53++     14,365     2.15+       2.17+         2.17+         5.74+         5.74+          50++

     5.00        4,208     2.27        2.27          2.27          7.20          7.20          111
    17.54       13,143     2.16        2.17          2.17          6.93          6.93           86
     8.03#      13,921     2.13        2.13          2.13          5.89          5.89           78
     0.23       10,529     2.16        2.17          2.17          5.72          5.72           73
     7.49        7,506     2.19        2.20          2.20          5.42          5.42           79
     5.63++      7,008     2.26+       2.28+         2.28+         5.63+         5.63+          50++

    (9.21)      75,951     1.29        1.30          1.30          1.26          1.26           33
    19.61       86,913     1.34        1.35          1.35          1.38          1.38           28
    24.58#     109,959     1.30        1.31          1.31          1.34          1.34           28
    10.43      113,349     1.30        1.32          1.32          1.29          1.29           23
    26.04      149,605     1.35        1.39          1.39          0.86          0.86           63
    11.21++    168,358     1.35+       1.37+         1.37+         1.65+         1.65+          17++

   (10.31)      12,668     2.43        2.44          2.44          0.16          0.16           33
    18.03       11,255     2.66        2.67          2.67          0.13          0.13           28
    23.13#      11,802     2.44        2.45          2.45          0.22          0.22           28
     9.18       12,054     2.40        2.42          2.42          0.21          0.21           23
    24.62       13,045     2.45        2.49          2.49         (0.20)        (0.20)          63
    10.61++     12,283     2.48+       2.50+         2.50+         0.36+         0.36+          17++

   (10.61)       1,370     2.89        2.90          2.90         (0.25)        (0.25)          33
    17.64        1,856     2.95        2.96          2.96         (0.24)        (0.24)          28
    23.03#       3,394     2.53        2.54          2.54          0.17          0.17           28
     9.15        2,867     2.47        2.49          2.49          0.18          0.18           23
    24.55        5,223     2.51        2.56          2.56         (0.26)        (0.26)          63
    10.55++      7,239     2.60+       2.62+         2.62+         0.51+         0.51+          17++

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                       Income From Investment Operations                 Less Distributions
                                 --------------------------------------------  --------------------------------------
                                                      Net gains or
                                                         losses
                       Fiscal    Net asset    Net     on securities            Dividends  Distributions
                        year      value,   investment     (both     Total from (from net      (from                   Net asset
                       (period   beginning   income   realized and  investment investment   realized        Total     value, end
Fund/Share Class       ended)    of period   (loss)    unrealized)  operations  income)      gains)     distributions of period
----------------     --------    --------- ---------- ------------- ---------- ---------- ------------- ------------- ----------
Mid Cap Growth       11/30/02     $12.63     $(0.09)     $(2.22)      $(2.31)    $  --         $--          $  --       $10.32
Class A              11/30/03      10.32      (0.10)       3.42         3.32        --          --             --        13.64
                     11/30/04      13.64      (0.12)       1.45         1.33        --          --             --        14.97
                     11/30/05      14.97      (0.09)       0.93         0.84        --          --             --        15.81
                     11/30/06      15.81      (0.10)       1.24         1.14        --          --             --        16.95
                     05/31/07(G)   16.95      (0.04)       2.12         2.08        --          --             --        19.03

Mid Cap Growth       11/30/02      12.07      (0.20)      (2.11)       (2.31)       --          --             --         9.76
Class B              11/30/03       9.76      (0.22)       3.20         2.98        --          --             --        12.74
                     11/30/04      12.74      (0.24)       1.35         1.11        --          --             --        13.85
                     11/30/05      13.85      (0.23)       0.85         0.62        --          --             --        14.47
                     11/30/06      14.47      (0.24)       1.14         0.90        --          --             --        15.37
                     05/31/07(G)   15.37      (0.12)       1.91         1.79        --          --             --        17.15

Mid Cap Growth       11/30/02      12.40      (0.24)      (2.17)       (2.41)       --          --             --         9.99
Class C              11/30/03       9.99      (0.25)       3.27         3.02        --          --             --        13.01
                     11/30/04      13.01      (0.30)       1.37         1.07        --          --             --        14.08
                     11/30/05      14.08      (0.26)       0.86         0.60        --          --             --        14.68
                     11/30/06      14.68      (0.26)       1.15         0.89        --          --             --        15.57
                     05/31/07(G)   15.57      (0.14)       1.93         1.79        --          --             --        17.36

Short Maturity       11/30/02       9.71       0.47        0.07         0.54      0.47          --           0.47         9.78
Government           11/30/03       9.78       0.22       (0.05)        0.17      0.41          --           0.41         9.54
Class A              11/30/04       9.54       0.29       (0.04)        0.25      0.42          --           0.42         9.37
                     11/30/05       9.37       0.31       (0.21)        0.10      0.40          --           0.40         9.07
                     11/30/06       9.07       0.37       (0.01)        0.36      0.42          --           0.42         9.01
                     05/31/07(G)    9.01       0.19       (0.04)        0.15      0.21          --           0.21         8.95

Short Maturity
Government           11/30/06(D)    8.93       0.11        0.11         0.22      0.15          --           0.15         9.00
Class C              05/31/07(G)    9.00       0.04       (0.02)        0.02      0.08          --           0.08         8.94

Short Maturity       11/30/05(E)    9.28       0.21       (0.15)        0.06      0.27          --           0.27         9.07
Government           11/30/06       9.07       0.33       (0.01)        0.32      0.38          --           0.38         9.01
Class S              05/31/07(G)    9.01       0.17       (0.04)        0.13      0.19          --           0.19         8.95

   The accompanying notes are an integral part of the financial statements.

                                      Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
                                                                             Ratio of net
                                                   Ratio of                   investment
                                     Ratio of     expenses to    Ratio of  income (loss) to
                                    expenses to   average net      net       average net
                                      average    assets before  investment  assets before
             Net assets  Ratio of   net assets  contractual and   income   contractual and
             at end of  expenses to   before       voluntary    (loss) to     voluntary
               period     average    custodian      expense      average       expense      Portfolio
Total return    (000    net assets  fee credits reimbursements  net assets  reimbursements  turnover
    (%)*      omitted)      (%)        (%)**        (%)***         (%)          (%)***      rate (%)
------------ ---------- ----------- ----------- --------------- ---------- ---------------- ---------
   (18.29)    $109,161     1.30        1.31          1.31         (0.80)        (0.80)         230
    32.17      137,019     1.31        1.31          1.31         (0.98)        (0.98)         116
     9.75      147,021     1.24        1.24          1.24         (0.90)        (0.90)          98
     5.61      166,181     1.24        1.25          1.25         (0.60)        (0.60)         160
     7.21      149,787     1.32        1.33          1.33         (0.61)        (0.61)          83
    12.27++    153,816     1.32+       1.33+         1.33+        (0.45)+       (0.45)+         34++

   (19.14)      24,321     2.29        2.30          2.30         (1.79)        (1.79)         230
    30.53       28,615     2.46        2.47          2.47         (2.13)        (2.13)         116
     8.71       26,608     2.19        2.20          2.20         (1.86)        (1.86)          98
     4.48       24,820     2.28        2.30          2.30         (1.65)        (1.65)         160
     6.22       17,073     2.35        2.36          2.36         (1.63)        (1.63)          83
    11.58++     14,116     2.45+       2.46+         2.46+        (1.56)+       (1.56)+         34++

   (19.44)       1,675     2.65        2.65          2.65         (2.15)        (2.15)         230
    30.23        1,951     2.71        2.72          2.72         (2.39)        (2.39)         116
     8.22        2,873     2.60        2.61          2.61         (2.27)        (2.27)          98
     4.26        4,869     2.48        2.50          2.50         (1.84)        (1.84)         160
     6.06        3,997     2.48        2.49          2.49         (1.76)        (1.76)          83
    11.50++      4,325     2.60+       2.61+         2.61+        (1.74)+       (1.74)+         34++

     5.68      257,690     0.76        0.77          1.09          3.81          3.49           74
     1.79      367,541     0.81        0.81          1.06          2.24          1.99          119
     2.64      322,431     0.91        0.91          1.07          3.06          2.90          136
     1.09      259,386     1.05        1.06          1.09          3.39          3.36          113
     4.11      185,410     1.06        1.08          1.08          4.02          4.02           90
     1.70++    160,650     1.06+       1.07+         1.07+         4.19+         4.19+          13++

     2.53++        209     2.57+       3.63+         3.63+         2.60+         2.60+          90++
     0.23++        441     4.23+       4.41+         4.41+         1.01+         1.01+          13++

     0.58++     18,323     1.44+       1.45+         1.45+         3.21+         3.21+         113++
     3.64        9,025     1.48        1.48          1.48          3.60          3.60           90
     1.43++      7,116     1.50+       1.51+         1.51+         3.74+         3.74+          13++

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

                                       Income From Investment Operations                 Less Distributions
                                 --------------------------------------------  --------------------------------------
                                                      Net gains or
                                                         losses
                       Fiscal    Net asset    Net     on securities            Dividends                              Net asset
                        year      value,   investment     (both     Total from (from net  Distributions                value,
                       (period   beginning   income   realized and  investment investment (fromrealized     Total      end of
Fund/Share Class       ended)    of period   (loss)    unrealized)  operations  income)      gains)     distributions  period
----------------     --------    --------- ---------- ------------- ---------- ---------- ------------- ------------- ---------
Small Company        11/30/02     $ 5.61    $ (0.02)     $(0.37)     $ (0.39)   $    --      $ 0.05        $  0.05     $ 5.17
Class A              11/30/03       5.17      (0.02)       1.59         1.57         --          --             --       6.74
                     11/30/04       6.74      (0.02)       1.19         1.17         --        0.09           0.09       7.82
                     11/30/05       7.82      (0.03)       0.74         0.71         --        0.49           0.49       8.04
                     11/30/06       8.04      (0.02)       1.20         1.18         --        0.71           0.71       8.51
                     05/31/07(G)    8.51       0.02        0.74         0.76         --        0.97           0.97       8.30

Small Company        11/30/02       5.15      (0.06)      (0.35)       (0.41)        --        0.05           0.05       4.69
Class B              11/30/03       4.69      (0.07)       1.44         1.37         --          --             --       6.06
                     11/30/04       6.06      (0.08)       1.07         0.99         --        0.09           0.09       6.96
                     11/30/05       6.96      (0.08)       0.65         0.57         --        0.49           0.49       7.04
                     11/30/06       7.04      (0.08)       1.03         0.95         --        0.71           0.71       7.28
                     05/31/07(G)    7.28      (0.01)       0.62         0.61         --        0.97           0.97       6.92

Small Company        11/30/02       5.58      (0.07)      (0.37)       (0.44)        --        0.05           0.05       5.09
Class C              11/30/03       5.09      (0.06)       1.55         1.49         --          --             --       6.58
                     11/30/04       6.58      (0.08)       1.16         1.08         --        0.09           0.09       7.57
                     11/30/05       7.57      (0.09)       0.71         0.62         --        0.49           0.49       7.70
                     11/30/06       7.70      (0.08)       1.14         1.06         --        0.71           0.71       8.05
                     05/31/07(G)    8.05      (0.01)       0.70         0.69         --        0.97           0.97       7.77

Small Company
Class I              05/31/07(F)    8.06         --        0.24         0.24         --          --             --       8.30

U.S. Treasury        11/30/02       1.00     0.0115          --       0.0115     0.0115          --         0.0115       1.00
Money Market         11/30/03       1.00     0.0032          --       0.0032     0.0032          --         0.0032       1.00
Class A              11/30/04       1.00     0.0038          --       0.0038     0.0038          --         0.0038       1.00
                     11/30/05       1.00     0.0198          --       0.0198     0.0198          --         0.0198       1.00
                     11/30/06       1.00     0.0381          --       0.0381     0.0381          --         0.0381       1.00
                     05/31/07(G)    1.00     0.0208          --       0.0208     0.0208          --         0.0208       1.00

U.S. Treasury        11/30/02       1.00     0.0089          --       0.0089     0.0089          --         0.0089       1.00
Money Market         11/30/03       1.00     0.0022          --       0.0022     0.0022          --         0.0022       1.00
Class B              11/30/04       1.00     0.0015          --       0.0015     0.0015          --         0.0015       1.00
                     11/30/05       1.00     0.0169          --       0.0169     0.0169          --         0.0169       1.00
                     11/30/06       1.00     0.0340          --       0.0340     0.0340          --         0.0340       1.00
                     05/31/07(G)    1.00     0.0189          --       0.0189     0.0189          --         0.0189       1.00

--------
(A) The fiscal year end for the Sentinel Capital Growth and Sentinel Growth Leaders Funds changed from June 30th to November 30th following the
    June 30, 2006 Annual Report. Information for the Sentinel Growth Fund prior to March 17th, 2006 is based on the predecessor Bramwell Growth Fund, and information for the Sentinel Growth Leaders Fund prior to March 17, 2006 is based on the predecessor Bramwell Focus Fund.
(B) Commenced operations March 17, 2006.
(C) Commenced operations March 10, 2003.
(D) Commenced operations June 1, 2006.
(E) Commenced operations March 3, 2005. First public offering March 4, 2005.
(F) Commenced operations May 4, 2007.
(G) Unaudited.
^ Name change. Formerly the Sentinel Capital Markets Income Fund prior to November 1, 2006.
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or a CDSC is reflected in the calculation of total return.
** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
*** Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3).
+   Annualized
++  Not Annualized

   The accompanying notes are an integral part of the financial statements.

                                          Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
                                                                                    Ratio of net
                                                      Ratio of                       investment
                                        Ratio of     expenses to                  income (loss) to
                                       expenses to   average net                    average net
                                         average    assets before                  assets before
                            Ratio of   net assets  contractual and    Ratio of    contractual and
             Net assets at expenses to   before       voluntary    net investment    voluntary
                end of       average    custodian      expense     income (loss)      expense      Portfolio
Total return  period (000  net assets  fee credits reimbursements  to average net  reimbursements  turnover
    (%)*       omitted)        (%)        (%)**        (%)***        assets (%)        (%)***      rate (%)
------------ ------------- ----------- ----------- --------------- -------------- ---------------- ---------
   (7.03)     $  310,172      1.22        1.22          1.22           (0.27)          (0.27)         54
   30.37         689,720      1.19        1.20          1.20           (0.29)          (0.29)         36
   17.54       1,063,847      1.12        1.12          1.12           (0.31)          (0.31)         53
    9.67       1,092,186      1.12        1.13          1.13           (0.31)          (0.31)         64
   16.05       1,226,831      1.13        1.13          1.13           (0.29)          (0.29)         53
   10.07++     1,304,888      1.12+       1.12+         1.12+           0.49+           0.49+         21++

   (8.06)         58,931      2.13        2.14          2.14           (1.19)          (1.19)         54
   29.21         102,522      2.16        2.16          2.16           (1.24)          (1.24)         36
   16.52         144,580      2.03        2.04          2.04           (1.23)          (1.23)         53
    8.79         147,266      2.01        2.01          2.01           (1.19)          (1.19)         64
   14.97         143,830      1.99        2.00          2.00           (1.16)          (1.16)         53
    9.64++       137,314      2.00+       2.01+         2.01+          (0.43)+         (0.43)+        21++

   (7.97)         25,153      2.19        2.19          2.19           (1.25)          (1.25)         54
   29.27          90,383      2.03        2.03          2.03           (1.13)          (1.13)         36
   16.58         165,175      1.93        1.93          1.93           (1.12)          (1.12)         53
    8.75         157,861      1.94        1.94          1.94           (1.12)          (1.12)         64
   15.11         166,878      1.94        1.94          1.94           (1.10)          (1.10)         53
    9.72++       184,841      1.94+       1.94+         1.94+          (0.33)+         (0.33)+        21++

    2.98++        16,913      0.45+       0.45+         0.45+           0.64+           0.64+         21++

    1.15          97,136      0.72        0.73          0.73            1.16            1.16          --
    0.32          79,511      0.78        0.78          0.79            0.32            0.31          --
    0.38          79,107      0.75        0.75          0.77            0.38            0.37          --
    2.00          82,961      0.77        0.78          0.80            1.99            1.97          --
    3.88          69,166      0.82        0.83          0.83            3.80            3.80          --
    2.10++        58,358      0.88+       0.90+         0.90+           4.18+           4.18+         --

    0.89           9,948      0.88        0.88          0.88            0.86            0.86          --
    0.22           5,946      0.87        0.87          1.09            0.24            0.02          --
    0.15           4,543      0.98        0.98          1.21            0.15           (0.09)         --
    1.70           3,880      1.06        1.07          1.37            1.66            1.37          --
    3.46           2,881      1.24        1.25          1.44            3.39            3.20          --
    1.90++         2,606      1.28+       1.29+         1.83+           3.78+           4.32+         --

--------
**** Represents less than $0.005 or ($0.005) of average daily shares outstanding.
# On July 1, 2004, the Fund Distributor was notified by the National Association of Securities Dealers, Inc. (NASD) that the NASD had made a determination that a disciplinary action be brought against the Funds' Distributor arising from alleged excessive short term trading losses for the period from October 1, 2000 to October 31, 2003. The Funds were not a party to those proceedings and bear no associated costs. The Fund Distributor reimbursed the Funds on August 26, 2004 as follows:

                                                Impact on net     Impact on
                                 Reimbursements realized gains total return (%)
                                 -------------- -------------- ----------------
International Equity-A              $566,981        $0.09            0.66
International Equity-B                62,699         0.08            0.59
International Equity-C                15,951         0.09            0.66
High Yield Bond-A                      2,801         0.00            0.00
High Yield Bond-B                        837         0.00            0.00
High Yield Bond-C                        308         0.00            0.00

On October 4, 2004, the Fund Distributor entered into a Letter of Acceptance, Waiver and Consent with the NASD settling this matter.

Notes to Financial Statements (Unaudited)

(1) Organization:

Sentinel Group Funds, Inc. ("Company") is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of fourteen separate series - Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Allocation Fund, Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel High Yield Bond Fund, Sentinel International Equity Fund, Sentinel Mid Cap Growth Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer Class A shares. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds or the reinvestment of dividends and distributions paid on Class B shares. The following Funds offer Class B shares: Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Small Company and Sentinel U.S. Treasury Money Market Fund. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Short Maturity Government and Sentinel Small Company Fund offer Class C shares. Sentinel Balanced Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Common Stock, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Mid Cap Value and Sentinel Small Company Funds offer Class I Shares. Sentinel Short Maturity Government Fund offers Class S shares. Sentinel Georgia Municipal Bond Fund and Sentinel Mid Cap Value Fund, which currently have a fiscal year end of October 31st, are not included in this report.

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation: Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee ("Sentinel Pricing Committee"), subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

   In September 2006, the Financial Accounting Standards Board ("FASB") issued FASB Statement No. 157 - Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Fund management has elected to adopt FASB 157 beginning with the fiscal year ended November 30, 2008. Adoption of this rule would have no significant impact on the Fund's financial statements for this semi-annual period.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

     (1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or

     (2) on occasion, if Sentinel Administrative Services, Inc., the Funds' administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

C. Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital. Reclassifications were made to reflect these differences as of May 31, 2007.

                                                          Accumulated
                                                         undistributed
                                                          net realized
                                            Accumulated  gain (loss) on
                                           undistributed  investments
                                                net       and foreign
                                            investment      currency    Paid-in
Sentinel Fund                              income (loss)  transactions  capital
-------------                              ------------- -------------- -------
Balanced..................................   $ 22,078      $ (22,078)     $--
Conservative Allocation...................     19,337        (19,337)      --
Government Securities.....................     54,800        (54,800)      --
High Yield Bond...........................       (312)           312       --
International Equity......................     26,960        (26,960)      --
Short Maturity Government.................    464,519       (464,519)      --

D. Dollar Rolls: Sentinel Balanced, Sentinel Conservative Allocation, Sentinel Government Securities and Sentinel Short Maturity Government Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute all of its taxable income to its shareholders, relieving it any federal excise tax or income tax liability. In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation No. 48
- Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At implementation, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. The effects of implementing FASB Interpretation No. 48, if any, are currently being evaluated by Fund management and will be disclosed in the May 31, 2008 semi-annual financial statements of the Funds.

F. Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

     (1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

     (2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts: Sentinel Conservative Allocation, Sentinel High Yield Bond and Sentinel International Equity Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund's risk of loss from forward foreign currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities.

H. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

I. Options: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no option transactions during the period ended May 31, 2007.

J. Line of Credit: The Company has obtained access to an unsecured line of credit of up to $20,000,000 from State Street Bank (SSB) for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 0.50%. In addition, a commitment fee of 0.10% of the unused balance is paid annually to the custodian bank.

   At May 31 2007, The Government Securities Fund had an outstanding balance of $1,007,000 against this line of credit.

K. Securities Lending: Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund's portfolio before taking into account the securities on loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund's best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations. At May 31, 2007 the following Funds had securities on loan:

                                                     Market Value
                                                        Loaned    Market Value
Sentinel Fund                                         Securities   Collateral
-------------                                        ------------ ------------
Balanced............................................ $ 11,622,361 $ 11,863,368
Capital Growth......................................   19,709,338   19,776,973
Common Stock........................................   66,277,057   67,389,835
Conservative
Allocation..........................................    9,350,924    9,580,234
Government
Securities..........................................   44,720,175   46,198,556
Growth Leaders......................................    2,400,747    2,416,185
High Yield Bond.....................................   14,294,246   14,743,700
International Equity................................   30,248,808   31,321,461
Mid Cap Growth......................................   42,202,783   42,462,816
Small Company.......................................  392,452,010  400,014,436
U.S. Treasury
Money Market........................................   16,754,733   17,083,126

L. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

   Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

   Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

   Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the Statement of Operations as an expense offset.

   The ratio of net investment income to average net assets for each Fund is calculated utilizing the average shares method.

   The Funds have implemented redemption fees, to be retained by the affected Funds, primarily to deter short-term trading strategies, such as market timing. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel Mid Cap Growth and Sentinel Short Maturity Government Funds are subject to redemption fees of 1% on shares held 15 calendar days or less. Sentinel High Yield Bond, Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less.

(3) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to Investment Advisory Agreements ("Advisory Agreements"), Sentinel Asset Management, Inc. ("SAMI", a subsidiary of NLV Financial Corporation) provides general supervision of the Funds' investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown. When determining the breakpoint for the advisory fee, assets are aggregated for the Sentinel Government Securities and Sentinel Short Maturity Government Funds.

                                      Advisory Fee
Sentinel Fund                             Rate       Average Daily Net Assets
-------------                       ---------------- -------------------------
                                    Each subject to:
Balanced                                  0.55%      First $200 million
Conservative Allocation                   0.50%      Next $200 million
                                          0.45%      Next $600 million
                                          0.40%      Next $1 billion
                                          0.35%      In excess of $2 billion

                                    Each subject to:
Capital Growth                            0.70%      First $500 million
Common Stock                              0.65%      Next $300 million
High Yield Bond                           0.60%      Next $200 million
International Equity                      0.50%      Next $1 billion
Mid Cap Growth                            0.40%      In excess of $2 billion
Small Company
Growth Leaders                            0.90%      First $500 million
                                          0.85%      Next $300 million
                                          0.80%      Next $200 million
                                          0.70%      Next $1 billion
                                          0.60%      In excess of $2 billion

Government Securities                     0.55%      First $200 million
Short Maturity Government                 0.50%      Next $200 million
                                          0.45%      Next $600 million
                                          0.40%      Next $1 billion
                                          0.35%      In excess of $2 billion

U.S. Treasury Money Market                0.40%      First $300 million
                                          0.35%      In excess of $300 million

   Prior to October 27, 2006, the Sentinel Government Securities and Sentinel Short Maturity Government Funds' advisory fee breakpoints were determined by aggregating those Funds' assets with assets of the Sentinel New York Tax-Free Income and Sentinel Tax-Free Income Funds, which as of October 27, 2006 reorganized with and into certain unaffiliated mutual funds.

   Prior to August 14, 2006, under Advisory Agreements, the Sentinel Conservative Allocation Fund (f/k/a Sentinel Capital Markets Income Fund) paid SAMI a monthly fee based on 0.55% of all average daily net assets.

   Prior to February 1, 2006, under Advisory Agreements, the Funds listed below paid SAMI a monthly fee based on the annual rates shown.

                                            Advisory       Average Daily
Sentinel Fund                               Fee Rate        Net Assets
-------------                               -------- -------------------------
High Yield Bond                               0.75%         First $100 million
                                              0.70%          Next $100 million
                                              0.65%          Next $100 million
                                                     In excess of $        300
                                              0.60%                    million
Small Company                                 0.70%         First $200 million
                                              0.65%          Next $100 million
                                              0.60%          Next $100 million
                                                     In excess of $        400
                                              0.55%                    million

For purposes of determining an advisory fee breakpoint for Sentinel Small Company Fund, the Fund's average daily net assets were aggregated together with Sentinel Balanced, Sentinel International Equity and Sentinel Mid Cap Growth Funds' average daily net assets.

   Prior to December 19, 2005, under Advisory Agreements, the Funds listed below paid SAMI a monthly fee based on the annual rates shown.

                                                   Advisory    Average Daily
Sentinel Fund                                      Fee Rate     Net Assets
-------------                                      -------- -------------------
Balanced                                             0.70%  First $ 200 million
                                                     0.65%  Next $100 million
                                                     0.60%  Next $100 million
                                                            In excess of $ 400
                                                     0.55%  Million
Common Stock                                         0.55%  All assets
Government Securities                                0.55%  First $200 million
                                                     0.50%  Next $200 million
                                                            In excess of $ 400
                                                     0.45%  Million
International Equity                                 0.70%  First $200 million
                                                     0.65%  Next $100 million
                                                     0.60%  Next $100 million
                                                            In excess of $ 400
                                                     0.55%  million
Mid Cap Growth                                       0.70%  First $200 million
                                                     0.65%  Next $100 million
                                                     0.60%  Next $100 million
                                                            In excess of $ 400
                                                     0.55%  million
Short Maturity Government                            0.55%  First $200 million
                                                     0.50%  Next $200 million
                                                            In excess of $ 400
                                                     0.45%  million

For purposes of determining an advisory fee breakpoint for Sentinel Balanced, Sentinel International Equity and Sentinel Mid Cap Growth Funds, these Funds' average daily net assets were aggregated together and with Sentinel Small Company Fund's average daily net assets. For purposes of determining the advisory fee breakpoint for Sentinel Government Securities and Sentinel Short Maturity Government Funds, these Funds' average daily net assets were aggregated together and with the Sentinel New York Tax-Free Income and Sentinel Tax-Free Income Funds, which are no longer offered.

   The Class A shares of all Funds (except Sentinel U.S. Treasury Money Market
Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". Each of the Funds that offer Class B shares (except Sentinel U.S. Treasury Money Market
Fund) has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the "B Plans". Each of the Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the "C Plans". Sentinel Balanced Fund has adopted a distribution plan for its Class D shares referred to as the "D Plan". Sentinel Short Maturity Government Fund has adopted a distribution plan for its Class S shares referred to as the "S Plan".

   Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the "Distributor", a company in which SAMI and another wholly owned subsidiary of SAMI are partners), a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds, (b) 0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities and Sentinel High Yield Bond Funds or (c) 0.25% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Short Maturity Government Fund (was 0.35% of average daily net assets prior to June 1, 2006). Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund.

   Under the Plan applicable to the Class B shares, the Class B shares of each of the Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund, which may include recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments.

   Under the Plan applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Short Maturity Government and Sentinel Small Company Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets.

   Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or service fees.

   Under the Plan Applicable to Sentinel Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund.

   Under the Plan Applicable to Sentinel Short Maturity Government Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. The entire distribution fee may be paid to the selling dealer.

   The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment during the reporting period for this report, this results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates had investments for the entire reporting period in Sentinel Balanced Fund Class D, Sentinel Capital Growth Fund Class C, Sentinel Government Securities Fund Class C, Sentinel Growth Leaders Fund Class C, Sentinel Mid Cap Growth Fund Classes A and C and Sentinel Short Maturity Government Fund Class C. NLV Financial Corporation and its affiliates also had investments in Sentinel Mid Cap Growth Fund Class B during the reporting period from December 1, 2006 to April 30, 2007, and in Sentinel Small Company Class I during the reporting period from May 4, 2007 to May 30, 2007.

   In addition, the retirement plans of the NLV Financial Corporation and its affiliates receive a rebate from the Distributor of the 12b-1 fees paid by the plans.

   These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

   The Distributor will not be reimbursed for any un-reimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

   The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results.

   The Distributor has advised the Funds that it received sales charges aggregating $2,391,786 for the period ended May 31, 2007. The Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $17,586 after allowances of $837,561 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $1,536,639 to other investment dealers. During this same period, the Distributor advised the Funds that during the same period it received $7,400 in contingent deferred sales charges from certain redemptions of Class A shares, $248,147 in contingent deferred sales charges from redemptions of Class B shares, $11,684 in contingent deferred sales charges from redemptions of Class C shares, $17,515 in contingent deferred sales charges from redemptions of Class D shares and no contingent deferred sales charges from redemptions of Class S shares. Each Director who is not an affiliate of SAMI receives an annual fee of $25,000 plus $2,450 for each meeting attended. The Lead Independent Director is paid an additional $16,000 annual fee. Prior to April 1, 2007, each Director who is not an affiliate of SAMI received an annual fee of $20,500 plus the stated meeting fees. Prior to August 23, 2006, the Lead Independent Director was paid a $12,000 annual fee. Each member of the Audit, Compliance and Pricing Committee and Governance, Contracts and Nominating Committee is also paid $2,000 for each in-person and $500 for each telephone Committee meeting attended, and the chair of each Committee is paid an annual fee of $6,000. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees deferred in accordance with the Funds' deferred compensation plan. These amounts are included in Directors' fees and expenses and deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

   The Funds' Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Variable Products Trust, a series investment company also advised by SAMI, SAMI itself, and the separate accounts of National Life Insurance Company which fund its variable life insurance and annuity products. Pursuant to an Agreement dated December 9, 2004, the Funds and Sentinel Variable Products Trust pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds' Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and Sentinel Variable Products Trust allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

   Pursuant to the Fund Services Agreement with Sentinel Administrative Services, Inc. ("SASI", a subsidiary of SAMI), the Funds receive fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Funds have contracted for with outside providers. Fees paid to SASI for the period ended May 31, 2007 were $2,669,842.

   SAMI and/or an affiliate has contractually agreed to waive fees and/or reimburse expenses so that the total annual fund operating expenses of the Class A shares of the Common Stock Fund will be no more than 1.10% until December 19, 2007, and the Class A shares of each of the Capital Growth and Growth Leaders Funds will be no more than 1.75% until March 17, 2008. SAMI and/or its affiliates have voluntarily agreed to waive fees and/or reimburse expenses so that the total annual fund operating expenses of the Class A shares of Growth Leaders Fund will not exceed 1.45%. This voluntary waiver may be modified or terminated at any time. The Class B, Class C and Class I shares of these Funds, where applicable, will benefit from these arrangements to the extent SAMI waives its advisory fees to meet these commitments.

   For the period ended May 31, 2007, the total amount reimbursable to Common Stock Class A was $68,215, Common Stock Class B $3,429, Common Stock Class C $840, Growth Leaders Class A $23,639 and Growth Leaders Class C $1,079. In addition, Sentinel U.S. Treasury Money Market Class B is being voluntarily reimbursed for Blue Sky registration fees that only pertain to that Class. That reimbursable amount totals $7,217 for Class B. This voluntary reimbursement may be modified or terminated at any time.

   As of May 31, 2007, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

                                                                    Appoximate
Sentinel Fund                                                       % Ownership
-------------                                                       -----------
Balanced - Class D.................................................    47.9%
Capital Growth - Class C...........................................     5.7%
Government Securities - Class C....................................     3.4%
Growth Leaders - Class C...........................................     7.4%
Mid Cap Growth - Class A...........................................     2.9%
Mid Cap Growth - Class C...........................................     3.2%
Short Maturity Government - Class C................................    22.7%
U.S. Treasury Money Market - Class A...............................     3.1%

(4) Investment Transactions:

   Purchases and sales of investment securities (excluding short term obligations) for the period ended May 31, 2007 were as follows:

                       Purchases of   Purchases of Sales of other
                      other than U.S.     U.S.       than U.S.    Sales of U.S.
                        Government     Government    Government    Government
                        direct and     direct and    direct and    direct and
                          agency         agency        agency        agency
                        obligations   obligations   obligations    obligations
                      --------------- ------------ -------------- -------------
Balanced.............  $ 13,437,231   $209,223,859  $ 18,542,855  $216,318,203
Capital
Growth...............    12,390,687             --    32,743,965            --
Common
Stock................    96,157,006             --   153,685,452            --
Conservative
Allocation...........     1,642,269     71,640,986     3,956,586    68,670,267
Government
Securities...........            --    631,442,282            --   605,999,057
Growth
Leaders..............     4,836,048             --     3,564,078            --
High Yield
Bond.................    36,110,796             --    48,781,388            --
International
Equity...............    30,077,048             --    28,807,330            --
Mid Cap
Growth...............    55,844,578             --    73,777,384            --
Short
Maturity
Government...........            --     23,553,015            --    48,667,939
Small
Company..............   308,847,933             --   372,513,882            --

   (The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

For Federal income tax purposes, the Company had capital loss carry forwards at November 30, 2006 as follows:

Capital Loss Carry forwards
                                                                       Expiring
                                                                       on 11/30
                                                                       --------
Sentinel Government Securities                             $ 2,194,029   2007
                                                               405,855   2008
                                                             3,542,404   2013
                                                             2,227,128   2014
                                                           -----------
   Total                                                   $ 8,369,416
                                                           ===========
Growth Leaders                                             $   258,400   2011
                                                           ===========
Sentinel High Yield Bond                                   $   863,445   2007
                                                             5,502,189   2008
                                                            11,485,809   2009
                                                             2,122,093   2010
                                                               176,203   2014
                                                           -----------
   Total                                                   $20,149,739
                                                           ===========
Sentinel Mid Cap Growth                                    $30,468,900   2010
                                                           ===========
Sentinel Short Maturity Government                         $ 1,566,785   2007
                                                               748,798   2008
                                                             1,372,649   2010
                                                             9,464,512   2011
                                                             5,073,636   2012
                                                             4,694,622   2013
                                                             4,202,997   2014
                                                           -----------
Total                                                      $27,123,999
                                                           ===========

   During the year ended November 30, 2006, the Funds utilized capital losses as follows:

                                                                 Capital Losses
Sentinel Fund                                                       Utilized
-------------                                                    --------------
Growth Leaders..................................................  $     3,011
Mid Cap Growth..................................................   10,202,614

   It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire. The Sentinel Government Securities Fund had capital loss carry forwards expire last fiscal year in the amount of $5,868,057.

(5) Fund Shares:

   At May 31, 2007, 2.35 billion shares of one cent par value were authorized.

Authorized Shares at May 31, 2007
                                                                   Authorized
                                                                     Shares
Class A Shares                                                    -------------
Balanced                                                             40,000,000
Capital Growth                                                       40,000,000
Common Stock                                                         75,000,000
Conservative Allocation                                              20,000,000
Georgia Municipal Bond                                               40,000,000
Government Securities                                                90,000,000
Growth Leaders                                                       20,000,000
High Yield Bond                                                      30,000,000
International Equity                                                 15,000,000
Mid Cap Growth                                                       45,000,000
Mid Cap Value                                                        40,000,000
Short Maturity Government                                            70,000,000
Small Company                                                       160,000,000
U.S. Treasury Money Market                                          750,000,000
                                                                  -------------
                                                                  1,435,000,000
                                                                  -------------
Class B Shares
Balanced                                                             20,000,000
Common Stock                                                         20,000,000
Conservative Allocation                                              10,000,000
High Yield Bond                                                      20,000,000
International Equity                                                 20,000,000
Mid Cap Growth                                                       20,000,000
Small Company                                                        40,000,000
U.S. Treasury Money Market                                          100,000,000
                                                                  -------------
                                                                    250,000,000
                                                                  -------------
Class C Shares
Balanced                                                             10,000,000
Capital Growth                                                       40,000,000
Common Stock                                                         10,000,000
Conservative Allocation                                              10,000,000
Government Securities                                                20,000,000
Growth Leaders                                                       20,000,000
High Yield Bond                                                      10,000,000
International Equity                                                 10,000,000
Mid Cap Growth                                                       30,000,000
Mid Cap Value                                                        40,000,000
Short Maturity Government                                            20,000,000
Small Company                                                        40,000,000
                                                                  -------------
                                                                    260,000,000
                                                                  -------------
Class D Shares
Balanced                                                             20,000,000
                                                                  -------------
Class I Shares
Common Stock                                                         40,000,000
Georgia Municipal Bond                                               40,000,000
Government Securities                                                40,000,000
Mid Cap Value                                                        40,000,000
Small Company                                                        40,000,000
                                                                  -------------
                                                                    200,000,000
                                                                  -------------
Class S Shares
                                                                  -------------
Short Maturity Government                                            50,000,000
                                                                  -------------
Total Allocated Shares                                            2,215,000,000
                                                                  =============
Unallocated Shares                                                  135,000,000
                                                                  =============

   Proceeds from sales and payments for redemptions on Fund shares as shown in the Statement of Changes in Net Assets are represented by the following number of shares:

                                                                         Shares
                                                                        issued in
                                                                      reinvestment              Net increase
                                                     Shares issued in of dividends              (decrease) in
                                                           Fund            and        Shares       shares
                                         Shares Sold Reorganizations  distributions reacquired   outstanding
                                         ----------- ---------------- ------------- ----------- -------------
Six Months Ended 05/31/07 (unaudited)
Balanced - A............................    948,816             --        454,956     1,287,395      116,377
Balanced - B............................     22,237             --         36,216       277,542     (219,089)
Balanced - C............................     58,797             --         11,063        64,209        5,651
Balanced - D............................        284             --         22,005        32,091       (9,802)
Capital Growth - A......................    204,656      3,511,655        360,551     1,049,123    3,027,739
Capital Growth - C......................      6,718        124,102            370         8,926      122,264
Common Stock - A........................  1,208,021         30,899      1,304,632     2,370,876      172,676
Common Stock - B........................     17,846             --         59,917       303,596     (225,833)
Common Stock - C........................    160,583         61,962         19,291        39,306      140,568
Common Stock - I*.......................    118,544      5,496,611             --       186,512    5,428,643
Conservative Allocation - A.............    678,372             --        119,381       612,806      184,947
Conservative Allocation - B.............     19,405             --         33,580       118,305      (65,320)
Conservative Allocation - C.............    105,185             --         17,169        78,512       43,842
Government Securities - A...............  3,346,375        188,292        404,128     2,987,430      951,365
Government Securities - C...............    238,876             --            973           416      239,433
Government Securities - I*..............    232,291     12,337,031          1,829     1,254,011   11,317,140
Growth Leaders - A......................    204,029             --            356       106,539       97,846
Growth Leaders - C......................     26,372             --             --         5,165       21,207
High Yield Bond - A.....................    713,975             --        133,003     1,260,086     (413,108)
High Yield Bond - B.....................     13,607             --         25,655       340,688     (301,426)
High Yield Bond - C.....................     36,727             --         17,912       138,028      (83,389)
International Equity - A................    995,119             --        657,178       872,510      779,787
International Equity - B................     35,238             --         55,107       131,644      (41,299)
International Equity - C................     94,045             --         21,775        25,524       90,296
Mid Cap Growth - A......................    689,807             --             --     1,443,224     (753,417)
Mid Cap Growth - B......................      6,620             --             --       294,790     (288,170)
Mid Cap Growth - C......................     32,910             --             --        40,586       (7,676)
Short Maturity Government - A...........  1,722,632             --        363,035     4,710,456   (2,624,789)
Short Maturity Government - C...........     28,578             --            112         2,545       26,145
Short Maturity Government - S...........     26,967             --         15,692       249,353     (206,694)
Small Company - A....................... 19,384,453             --     16,788,473    23,126,255   13,046,671
Small Company - B.......................     43,007             --      2,814,405     2,761,362       96,050
Small Company - C.......................  2,550,902             --      2,690,769     2,162,748    3,078,923
Small Company - I*......................  2,049,876             --             --        12,407    2,037,469
U.S. Treasury Money Market - A.......... 35,066,004             --      1,331,527    47,205,507  (10,807,976)
U.S. Treasury Money Market - B..........  1,083,790             --         41,348     1,399,373     (274,235)

Year Ended 11/30/06
Balanced - A............................  1,426,015             --        573,735     2,392,921     (393,171)
Balanced - B............................    115,942             --         51,608       467,921     (300,371)
Balanced - C............................    109,788             --         12,792        99,960       22,620
Balanced - D............................     22,883             --         27,664        67,819      (17,272)
Common Stock - A........................  1,928,685             --      1,639,530     5,153,143   (1,584,928)
Common Stock - B........................    130,114             --         82,325       547,933     (335,494)
Common Stock - C........................    188,861             --         14,989        69,939      133,911
Conservative Allocation** - A...........    574,548             --        186,593     2,407,462   (1,646,321)
Conservative Allocation** - B...........     86,138             --         49,150       344,135     (208,847)
Conservative Allocation** - C...........     69,680             --         26,957       406,657     (310,020)
Government Securities - A...............  4,923,365             --        770,192     4,880,309      813,248
Government Securities - C***............     55,526             --             48           165       55,409
High Yield Bond - A.....................  1,210,744             --        353,974     8,244,196   (6,679,478)
High Yield Bond - B.....................    107,851             --         63,746       856,822     (685,225)
High Yield Bond - C.....................     70,783             --         41,112       508,858     (396,963)
International Equity....................  1,698,733             --        394,874     1,370,203      723,404
International Equity - B................    125,707             --         37,106       216,885      (54,072)
International Equity - C................    117,405             --          8,722        40,598       85,529
Mid Cap Growth - A......................  1,035,182             --             --     2,713,784   (1,678,602)
Mid Cap Growth - B......................     73,939             --             --       677,844     (603,905)
Mid Cap Growth - C......................     45,209             --             --       120,142      (74,933)
Short Maturity Government - A...........  5,400,494             --        955,663    14,371,183   (8,015,026)
Short Maturity Government - C...........     23,227             --             74            87       23,214
Short Maturity Government - S***........    986,363             --         59,276     2,064,807   (1,019,168)
Small Company - A....................... 31,468,387             --     11,861,116    34,967,985    8,361,518
Small Company - B.......................    899,212             --      2,208,093     4,276,602   (1,169,297)
Small Company - C.......................  3,422,340             --      1,937,177     5,124,304      235,213
U.S. Treasury Money Market - A.......... 83,996,137             --      2,755,191   100,546,523  (13,795,195)
U.S.Treasury Money Market - B...........  2,733,518             --        107,709     3,840,571     (999,344)

--------
*   Commenced operations May 4, 2007.
** Name change. Formerly the Sentinel Capital Markets Income Fund prior to November 1, 2006.
*** Commenced operations June 1, 2006.

                                                              Shares
                                                             issued in
                                                           reinvestment             Net increase
                                                           of dividends             (decrease) in
                                                   Shares       and        Shares      shares
Sentinel Fund                                       Sold   distributions reacquired  outstanding
-------------                                      ------- ------------- ---------- -------------
For The Fiscal Period From 07/01/06 Through
  11/30/06+.......................................
Sentinel Capital Growth Fund - A.................. 117,340         --      850,225     (732,885)
Sentinel Capital Growth Fund - C..................   3,387         --           12        3,375
Sentinel Growth Leaders Fund - A.................. 315,034         --       65,554      249,480
Sentinel Growth Leaders Fund - C..................  12,403         --        9,257        3,145

Year Ended 06/30/06
Sentinel Capital Growth Fund - A^................. 487,098    931,210    3,428,519   (2,010,211)
Sentinel Capital Growth Fund - C^^^...............   9,195         --           12        9,183
Sentinel Growth Leaders Fund - A^^................ 333,899         --      426,961      (93,062)
Sentinel Growth Leaders Fund - C^^^...............  36,435         --        9,257       27,178

--------
+ The fiscal year end for the Sentinel Capital Growth and Sentinel Growth Leaders Funds changed from June 30th to November 30th following the June 30, 2006 Annual Report.
^ Information prior to March 17, 2006 is based on the predecessor Bramwell Growth Fund.
^^ Information prior to March 17, 2006 is based on the predecessor Bramwell
   Focus Fund.
^^^Commenced operations March 17, 2006.

(6)Post Retirement Benefits:

Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. At May 31, 2007 the projected obligation for such benefits had been accrued. The total liability as of May 31, 2007 is as follows:

Sentinel Fund
-------------
Balanced - A.......................................................... $ 47,117
Common Stock - A......................................................  199,180
Government Securities - A.............................................   37,730
Mid Cap Growth - A....................................................   33,382

(7) Reorganizations:

   Pursuant to a Plan of Reorganization approved by shareholders on March 16, 2007, as of the close of business on March 30, 2007, Sentinel Capital Growth Fund acquired the assets and assumed the liabilities of Sentinel Capital Opportunity Fund in a tax-free reorganization in exchange for shares of the Sentinel Capital Growth Fund. The number of shares is presented in Note (5) and the value of shares issued by the Sentinel Capital Growth Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                                  Total Net
                                                                      Total Net                   Assets of      Acquired
                                                                      Assets of    Total Net    Acquiring Fund     Fund
                                                                      Acquired     Assets of        After       Unrealized
          Acquiring Fund                     Acquired Fund              Fund     Acquiring Fund  Acquisition   Appreciation
          --------------            -------------------------------- ----------- -------------- -------------- ------------
Capital Growth Fund Class A         Capital Opportunity Fund Class A $59,124,301  $118,303,600   $185,197,347  $10,260,826
Capital Growth Fund Class A         Capital Opportunity Fund Class B   7,769,446   118,303,600    185,197,347    2,285,591
Capital Growth Fund Class C         Capital Opportunity Fund Class C   2,315,385       332,459      2,647,844      598,587

   Pursuant to an Agreement and Plan of Reorganization approved by shareholders on March 15, 2007, as of the close of business on May 4, 2007, (1) Sentinel Common Stock Fund acquired the assets of Synovus Large Cap Core Equity Fund and
(2) Sentinel Government Securities Fund acquired the assets of Synovus Intermediate-Term Bond Fund in tax-free reorganizations in exchange for shares of Sentinel Common Stock Fund and Sentinel Government Securities Fund, respectively. The number of shares is presented in Note (5) and the value of shares issued by each of Sentinel Common Stock Fund and Sentinel Government Securities Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                                Acquired
                                                                                            Total Net Assets      Fund
                                                               Total Net   Total Net Assets   of Acquiring     Unrealized
                                                               Assets of     of Acquiring      Fund After    Appreciation/
        Acquiring Fund                  Acquired Fund        Acquired Fund       Fund         Acquisition    (Depreciation)
        --------------           --------------------------- ------------- ---------------- ---------------- --------------
Common Stock Fund Class A        Large Cap Core Equity Fund
                                 Class B                     $  1,091,395   $1,170,620,798   $1,171,712,193   $   280,621
Common Stock Fund Class C        Large Cap Core Equity Fund
                                 Class C                        2,132,920       17,947,838       20,080,758       668,584
Common Stock Fund Class I        Large Cap Core Equity
                                 Fund Class A                   2,809,929               --      194,108,510     1,340,856
Common Stock Fund Class I        Large Cap Core Equity Fund
                                 Class I                      191,298,581               --      194,108,510    44,894,719

Government Securities Fund       Intermediate-Term Bond Fund
Class A                          Class A                        1,215,917      219,265,605      221,197,282      (195,246)
Government Securities Fund       Intermediate-Term Bond Fund
Class A                          Class B                          715,760      219,265,605      221,197,282       (40,431)
Government Securities Fund       Intermediate-Term Bond Fund
Class I                          Class I                      126,487,938               --      126,487,938       132,386

(8) Subsequent Events:

   On and effective June 7, 2007, the Board of Directors approved the termination of the Fund Services Agreement between the Funds and SASI and the execution of two new agreements between the Funds and SASI, an Administration Agreement and a Transfer and Dividend Disbursing Agent Agreement. The Administration Agreement has terms similar to those relating to administration in the prior Fund Services Agreement, but amends the compensation provisions to provide that the Funds pay SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Funds' aggregate average daily net assets; 0.035% of the next $3 billion of the Funds' aggregate average daily net assets and 0.0325% of the Funds' aggregate average daily net assets in excess of $7 billion. The Transfer and Dividend Disbursing Agent Agreement has terms similar to those relating to transfer agent services in the prior Fund Services Agreement, but also provides that the Funds may reimburse SASI for sub-transfer agency, plan agent and similar fees paid by SASI to other entities who provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of Directors. The currently approved policy would allow such reimbursement at an annual rate of 0.17% of a Fund's average daily net assets.

   On June 7, 2007, the Board of Directors approved the addition of Class I shares to the Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Growth Leaders Fund, Sentinel International Equity Fund and Sentinel Mid Cap Growth Fund. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

   On June 7, 2007, the Board of Directors approved the addition of a new series, Sentinel Small-Mid Cap Fund. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

Actual and Hypothetical Expenses for Comparison Purposes

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/06 through 05/31/07.

Actual Expenses

The first line of each share class in the table beginning on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid from 12/01/06 through 05/31/07" to estimate the expenses you paid on your account during this period.

..  Certain Account Fees and Minimum Account Size

   Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period and the actual expenses for the period will be higher. Due to the expense of maintaining accounts with small balances, SASI reserves the right to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

..  Miscellaneous Recurring Fees

           Retirement Custodial Accounts
              Annual Custodial Fee per Social Security Number  $15.00
              Closeout Fee per Account                         $15.00
              Transfer of Assets per Transaction               $25.00
           Service Fees
              Express Mail Deliveries                          $15.00
              Federal Funds Wire                               $20.00
              Bounced check-writing checks                     $25.00
              Bounced check received for deposit               $25.00

..  Recurring Fees for Services for Employee Benefit Plans

   The Sentinel Destinations platform offers participant record keeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans. Plans using the Sentinel Destinations platform will be subject to additional fees for the services provided. Contact your financial advisor or Sentinel Administrative Services, Inc. for more information regarding Sentinel Destinations.

Hypothetical Example for Comparison Purposes

The second line of each share class in the table beginning on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown should be decreased and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table. More detailed expense data is contained in the previous pages.
(Unaudited)

                                                                   Beginning  Ending              Expenses Paid
                                                          Total     Account  Account   Annualized from 12/01/06
                                          Total Return    Return     Value    Value     Expense      through
Sentinel Fund                  Fund Class Description   Percentage 12/01/06  05/31/07    Ratio      05/31/07*
-------------                  ---------- ------------- ---------- --------- --------- ---------- -------------
Balanced
                               A Shares   Actual           7.33    $1,000.00 $1,073.28    1.09       $ 5.63
                                          Hypothetical+    1.95     1,000.00  1,019.50    1.09         5.49
                               B Shares   Actual           6.82     1,000.00  1,068.16    1.99        10.26
                                          Hypothetical+    1.50     1,000.00  1,015.01    1.99        10.00
                               C Shares   Actual           6.81     1,000.00  1,068.06    2.13        10.98
                                          Hypothetical+    1.43     1,000.00  1,014.31    2.13        10.70
                               D Shares   Actual           7.23     1,000.00  1,072.33    1.33         6.87
                                          Hypothetical+    1.83     1,000.00  1,018.30    1.33         6.69

Capital Growth
                               A Shares   Actual          10.85    $1,000.00  1,108.53    1.21         6.36
                                          Hypothetical+    1.89     1,000.00  1,018.90    1.21         6.09
                               C Shares   Actual           9.45     1,000.00  1,094.51    3.08        16.08
                                          Hypothetical+    0.96     1,000.00  1,009.57    3.08        15.43

Common Stock
                               A Shares   Actual          10.22    $1,000.00  1,102.25    1.10         5.77
                                          Hypothetical+    1.94     1,000.00  1,019.45    1.10         5.54
                               B Shares   Actual           9.70     1,000.00  1,096.98    2.07        10.82
                                          Hypothetical+    1.46     1,000.00  1,014.61    2.07        10.40
                               C Shares   Actual           9.65     1,000.00  1,096.50    2.13        11.13
                                          Hypothetical+    1.43     1,000.00  1,014.31    2.13        10.70
                               I Shares** Actual           1.44     1,000.00  1,014.44    0.73         0.54
                                          Hypothetical+    2.13     1,000.00  1,021.29    0.73         3.68

Conservative Allocation
                               A Shares   Actual           5.45    $1,000.00  1,054.46    1.26         6.45
                                          Hypothetical+    1.87     1,000.00  1,018.65    1.26         6.34
                               B Shares   Actual           5.00     1,000.00  1,049.96    2.14        10.94
                                          Hypothetical+    1.43     1,000.00  1,014.26    2.14        10.75
                               C Shares   Actual           5.01     1,000.00  1,050.08    2.28        11.65
                                          Hypothetical+    1.36     1,000.00  1,013.56    2.28        11.45

Government Securities
                               A Shares   Actual           1.23    $1,000.00  1,012.26    0.98         4.92
                                          Hypothetical+    2.00     1,000.00  1,020.04    0.98         4.94
                               C Shares   Actual          -0.00     1,000.00    999.96    3.39        16.90
                                          Hypothetical+    0.80     1,000.00  1,008.03    3.39        16.97
                               I Shares** Actual          -0.98     1,000.00    990.25    0.72         0.53
                                          Hypothetical+    2.13     1,000.00  1,021.34    0.72         3.63

Growth Leaders
                               A Shares   Actual          11.61    $1,000.00  1,116.09    1.45         7.65
                                          Hypothetical+    1.77     1,000.00  1,017.70    1.45         7.29
                               C Shares   Actual          10.11     1,000.00  1,101.08    4.38        22.94
                                          Hypothetical+    0.31     1,000.00  1,003.09    4.38        21.87

--------
* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182)/365 (or 366), with the exception of Common Stock, Government Securities and Small Company I Shares which reflect expenses for the 27 day period on "Actual" returns from their inception date of May 4, 2007 to May 31, 2007.
**  Commenced operations May 4, 2007.
+   Hypothetical assumes a 5.00% annual return less expenses for the period.

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table. More detailed expense data is contained in the previous pages.
(Unaudited)

                                                                   Beginning  Ending              Expenses Paid
                                                          Total     Account  Account   Annualized from 12/01/06
                                          Total Return    Return     Value    Value     Expense      through
Sentinel Fund                  Fund Class Description   Percentage 12/01/06  05/31/07    Ratio      05/31/07*
-------------                  ---------- ------------- ---------- --------- --------- ---------- -------------
High Yield Bond
                               A Shares   Actual           6.13    $1,000.00 $1,061.29    1.29       $ 6.63
                                          Hypothetical+    1.85     1,000.00  1,018.50    1.29         6.49
                               B Shares   Actual           5.53     1,000.00  1,055.34    2.15        11.02
                                          Hypothetical+    1.42     1,000.00  1,014.21    2.15        10.80
                               C Shares   Actual           5.63     1,000.00  1,056.27    2.26        11.59
                                          Hypothetical+    1.37     1,000.00  1,013.66    2.26        11.35

International Equity
                               A Shares   Actual          11.21    $1,000.00  1,112.11    1.35         7.11
                                          Hypothetical+    1.82     1,000.00  1,018.20    1.35         6.79
                               B Shares   Actual          10.61     1,000.00  1,106.05    2.48        13.02
                                          Hypothetical+    1.26     1,000.00  1,012.57    2.48        12.44
                               C Shares   Actual          10.55     1,000.00  1,105.52    2.60        13.65
                                          Hypothetical+    1.20     1,000.00  1,011.97    2.60        13.04

Mid Cap Growth
                               A Shares   Actual          12.27    $1,000.00  1,122.71    1.32         6.99
                                          Hypothetical+    1.84     1,000.00  1,018.35    1.32         6.64
                               B Shares   Actual          11.58     1,000.00  1,115.81    2.45        12.92
                                          Hypothetical+    1.27     1,000.00  1,012.72    2.45        12.29
                               C Shares   Actual          11.50     1,000.00  1,114.96    2.60        13.71
                                          Hypothetical+    1.20     1,000.00  1,011.97    2.60        13.04

Short Maturity Government
                               A Shares   Actual           1.70    $1,000.00  1,017.05    1.06         5.33
                                          Hypothetical+    1.96     1,000.00  1,019.65    1.06         5.34
                               C Shares   Actual           0.23     1,000.00  1,002.34    4.23        21.12
                                          Hypothetical+    0.38     1,000.00  1,003.84    4.23        21.13
                               S Shares   Actual           1.43     1,000.00  1,014.32    1.50         7.53
                                          Hypothetical+    1.74     1,000.00  1,017.45    1.50         7.54

Small Company
                               A Shares   Actual          10.07    $1,000.00  1,100.65    1.12         5.87
                                          Hypothetical+    1.94     1,000.00  1,019.35    1.12         5.64
                               B Shares   Actual           9.64     1,000.00  1,096.39    2.00        10.45
                                          Hypothetical+    1.50     1,000.00  1,014.96    2.00        10.05
                               C Shares   Actual           9.72     1,000.00  1,097.15    1.94        10.14
                                          Hypothetical+    1.53     1,000.00  1,015.26    1.94         9.75
                               I Shares** Actual           2.98     1,000.00  1,029.78    0.45         0.34
                                          Hypothetical+    2.27     1,000.00  1,022.69    0.45         2.27

U.S. Treasury Money Market
                               A Shares   Actual           2.10    $1,000.00  1,020.98    0.88         4.43
                                          Hypothetical+    2.05     1,000.00  1,020.54    0.88         4.43
                               B Shares   Actual           1.90     1,000.00  1,019.00    1.28         6.44
                                          Hypothetical+    1.85     1,000.00  1,018.55    1.28         6.44

--------
* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182)/365 (or 366), with the exception of Common Stock, Government Securities and Small Company I Shares which reflect expenses for the 27 day period on "Actual" returns from their inception date of May 4, 2007 to May 31, 2007.
**  Commenced operations May 4, 2007.
+   Hypothetical assumes a 5.00% annual return less expenses for the period.

Information and Services for Shareholders

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge on-line at www.sentinelfunds.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and maybe reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

How to contact Sentinel

By telephone. Getting in touch with Sentinel Administrative Services, Inc. ("Sentinel") is as easy as making a telephone call, or going on the internet.

   You can contact Sentinel 24 hours a day by calling 1-800-282-FUND (3863). During normal Eastern Time business hours you may choose to speak with an Investor services representative, or access OnCall 24, Sentinel's account interaction service.

   The OnCall 24 menu provides quick, easy voice response or telephone keypad access to a broad selection of Sentinel's most important information and services anytime of the day or night.

Over the internet. If you prefer, you may access Sentinel service and account information on the internet at www.sentinelfunds.com.

   You'll find complete information about Sentinel products, services, performance and prices.

By mail. Please be sure to include your name, address, account number and all other pertinent information. Mail your inquiry to the Sentinel Funds at these addresses:

            Postal Deliveries:             Express Deliveries:
            ------------------             -------------------
            Sentinel Funds                 Sentinel Funds
            P.O. Box 1499                  One National Life Drive
            Montpelier, VT 05601-1499      Montpelier, VT 05601

How to invest

To open a new account. Complete the application in the prospectus which also contains additional information about the Funds.

To add shares. You may add shares to the same fund you own by sending a check payable to the Sentinel Funds directly to Sentinel.

To invest automatically. Sentinel offers a number of ways to invest automatically.

   To transfer money periodically from your checking or savings account into any Sentinel Fund:

    . Decide how much you would like to transfer. You may open an Automatic Investment Plan account with as little as $50 as long as you reach a minimum balance of $1,000 within two years. (Sentinel Conservative Allocation Fund Automatic Investment Plan minimums: $100. Special requirements apply to S Shares of Sentinel Short Maturity Government Fund. See the prospectus.)

    .  Decide the frequency of your investment

    . Shares will be purchased on or about the 5th of the month unless otherwise specified. You will receive a confirmation of your automated transactions quarterly by mail.

    . You can also choose to have the amount of your Automatic Investment Plan investments increase by any percentage or dollar amount you specify. Increases can occur annually, semiannually, quarterly or monthly. Changes to the Plan may be made over the phone.

There is no charge for these services.

To dollar cost average. When you transfer the same dollar amount through the Automatic Investment Plan on a regular basis, you "dollar cost average." This means you buy more shares when prices are low and fewer when prices are high. Assuming you continue the program over time, this can reduce your average cost per share. Dollar cost averaging does not guarantee a profit or protect against loss in a constantly declining market. If the strategy is discontinued when the value of shares is less than their cost, a loss may be incurred. That's why you should consider your ability to continue such a program through periods of declining markets. To establish a dollar cost averaging plan:

    . Complete the Electronic Funds Transfer section of the Application and select your frequency of investment.

    .  Allow at least one month for your first transfer to be made.

To invest by telephone. The Telephone Investment Service enables you to move money directly from your bank account to a Sentinel fund of your choice, automatically and at no charge. To have access to the Telephone Investment
Service:

    .  Complete the Telephone Investment Service section of the Application.

    . You may use the Telephone Investment Service to transfer any amount from $50 to $50,000. Just call Sentinel.

To invest on the internet. To invest with Sentinel over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there.

The Government Direct Deposit Privilege. The Government Direct Deposit Privilege enables you to purchase Fund shares automatically via direct deposit of your federal salary, Social Security or certain veterans, military or other payments from the federal government. You may choose to deposit any amount from these payments (minimum of $50.00). To enroll you must complete and return a Direct Deposit Sign-Up Form to Sentinel for each type of payment to be deposited. Contact Sentinel or the appropriate federal agency for forms. Note that death or legal incapacity will terminate participation, and that should you wish to terminate participation you'll need to provide written notification to the appropriate federal agency.

Payroll Savings Plan. The Payroll Savings Plan enables you to purchase Fund shares automatically on a regular basis (minimum of $50.00 per transaction). Depending upon your employer's direct deposit program, you may have part or all of your paycheck invested in your existing Sentinel account electronically through the Automated Clearing House system each pay period. To begin you'll need to file an authorization form, available from Sentinel, with your employer's payroll department. Note that you may change amounts or cancel the Plan only by written notification to your employer.

How to exchange shares among Sentinel Funds

To make a telephone exchange. Call Sentinel before the close of business on any day the New York Stock Exchange is open, to receive the net asset value (share price with no sales charge) at the close of that business day.

    . There is no charge for telephone exchanges. The minimum transaction is $1,000 unless exchanging to a Fund you already own.

    . No sales charge applies, except when new shares are exchanged from the U.S. Treasury Money Market Fund to another Sentinel Fund.

    . New assets must remain in an account for a minimum of 15 or 30 days before they can be exchanged to another fund. Refer to the Prospectus for short term trading restrictions.

    .  Accounts must be identically registered.

To exchange on the internet. To exchange shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

To make a mail exchange. Explain the exchange you would like to make in writing and mail it to Sentinel. The exchange will take place on the day your request is received in good order.

To make Systematic Exchanges. You may ask to have shares liquidated in one Sentinel Fund and purchased in one or more other Sentinel Funds automatically every month. There is no charge for this service, and accounts need not be identically registered.

How to make changes

Registration. Call Sentinel for instructions.

Address. Call Sentinel - or complete the address change section on the back of your account statement and return in the post paid return envelope. You may also change your address over the internet at www.sentinelfunds.com.

The Reinstatement Privilege. If you redeem shares, or receive a dividend or capital gain distribution in cash and later want to reinvest that same amount, you may do so within 90 days at no sales charge.

How to redeem shares

By telephone. Call Sentinel before the close of business on any day the New York Stock Exchange is open to redeem shares at that day's closing net asset value.

To redeem on the internet. To redeem shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made in good order after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

By Systematic Withdrawal Plan. A Systematic Withdrawal Plan (SWP) allows you to specify an amount or a percentage to be mailed to you regularly or deposited directly to your bank account. Accounts must have a minimum balance of $5,000 to qualify (except in Sentinel U.S. Treasury Money Market Fund).

    . Note that to provide this income, the fund sells shares. If the amount of the Systematic Withdrawal Plan exceeds the fund's growth rate, withdrawals may deplete principal. Redemptions may reduce or even eventually exhaust your account.

    . For retirement accounts for which Sentinel is agent for the custodian, Systematic Withdrawal Plans based on a life expectancy or fixed percentage are available.

By free check writing. Available on Class A shares of the Sentinel Government Securities, Sentinel High Yield Bond, Sentinel Short Maturity Government and Sentinel U.S. Treasury Money Market Funds only.

    . The minimum amount per check is $500 ($250 for the U.S. Treasury Money Market Fund). Shares are redeemed to cover the amount of the check on the day the check is presented for payment.

    .  There is no maximum number of checks per month.

    .  Note that check writing is not available on retirement plan accounts.

Other services, features and information

Class I Shares. Class I Shares are only available to eligible investors. In addition, not all of the account and investment options described here are available for Class I Shares. Refer to the prospectus or call Sentinel for more information about Class I Shares.

Automatic reinvestment. Dividends and/or capital gains may be automatically reinvested at net asset value (share price with no sales charge) in additional shares of the same fund or in the same class of another Sentinel Fund.

Distributions. You may receive distributions in cash (check), or have them deposited directly to your bank account.

Retirement accounts. Most Sentinel funds may be used as investment vehicles for your tax-deferred retirement plan. For an application and custodial agreement, call your financial advisor or Sentinel. Sentinel as agent provides for the following types of accounts invested in the Sentinel Funds:

    .  Individual Retirement Accounts (IRAs)

    .  SIMPLE IRAs. 403(b)(7) Plans

    .  Roth IRAs

    .  Roth Conversion IRAs

    .  Coverdell ESA

    .  SEP IRAs

Confirmations. Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

Portfolio Statements. The Portfolio Statement consolidates all accounts with the same Tax Identification Number (TIN) and ZIP code. Other shareholder accounts may be added upon request.

    .  You will receive your Portfolio Statement quarterly

    . You will receive a statement in January which summarizes all account activity for the prior year.

Average cost basis statements. Average cost basis statements are available for certain types of accounts. Call Sentinel for information.

Calculating the value of your account. Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund's net asset value (NAV) by the number of shares you own. Your Fund's NAV will be found under the Mutual Fund heading in the Financial section of most major daily newspapers. If you prefer, you can also call Sentinel for your account balance information.

Get electronic delivery of Fund documents with e-Delivery.

Choosing e-Delivery will enable you to receive fund documents electronically via email - and help reduce the paper usage, printing and postage costs which contribute to overall Fund expenses. You will also receive your Sentinel Fund documents earlier than you would by mail. You will be notified by email when the items you've selected for e-Delivery are available. To enroll, log onto www.sentinelfunds.com, go to "Shareholder Center," and follow the prompts. Or, call Sentinel at 1-800-282-3863.

Would you like to send a confidential comment to the Sentinel Funds Chief Compliance Officer?

Go to www.sentinelfunds.com, choose the "Contact Sentinel" tab near the top of the page, then the "Submit a confidential comment to Sentinel's Chief Compliance Officer" link in the left-hand column of the page, and follow the prompts.

Proxy Voting Results

Special Meeting of Shareholders - March 16, 2007

Sentinel Capital Opportunity Fund, a series of Sentinel Group Funds, Inc.

Proposal #1: To approve the reorganization of the Capital Opportunity Fund in accordance with the Plan of Reorganization and transactions it contemplates as described in the Proxy Statement/Prospectus.

        For                Against              Abstain
-------------------  -------------------  -------------------
     2,338,364             47,722               77,917

Directors

The same 10 persons serve as Directors of Sentinel Group Funds, Inc. Their names and other information about the eight independent Directors are set forth below.

                                Position and Length of Time            Principal Occupation(s)
Name, Address, Age                        Served*                      During Past Five Years              Public Directorships
------------------              --------------------------- --------------------------------------------- -----------------------

John D. Feerick (70)               Director, since 1984     Fordham University School of Law -            Wyeth (a
140 West 62nd Street                                        Professor of Law, since 1982; Dean, from      pharmaceutical
New York, New York 10023                                    1982 to 2002; NYS Ethic's Commission, since   company) - Director,
                                                            2007; NYS Commission on Judicial Elections,   since 1987; Group
                                                            since 2003; Special Master of Family          Health Incorporated -
                                                            Homelessness in NYC - from 2003 to 2005;      Director, since 1999
                                                            Judicial Referee on School Funding - 2004

Keniston P. Merrill (70)           Director, since 1987;    Retired - Formerly Advisor Chair and Chief    Mary Hitchcock
National Life Drive                Chair, 1990-1997         Executive Officer                             Memorial Hospital -
Montpelier, Vermont 05604                                                                                 Trustee, 1995 - 2005;
                                                                                                          Dartmouth Hitchcock
                                                                                                          Alliance - Trustee,
                                                                                                          1995-2005

Deborah G. Miller (57)             Director, since 1995     Ascendent Systems (a voice and messaging      Libby Glass -
National Life Drive                                         systems company) - Chief Executive Officer,   Director, since 2003;
Montpelier, Vermont 05604                                   since 2005; Enterprise Catalyst Group (a      Wittenberg University
                                                            management consulting firm ) - Chief          - Director since 1998
                                                            Executive Officer, since 2003; iCEO LLC (an
                                                            employment agency) - Chief Executive
                                                            Officer 2000 to 2003

John Raisian, Ph.D. (57)           Director, since 1996     Hoover Institution at Stanford University -   None
Hoover Institution                                          Economist, since 1986
Stanford University
Serra and Galvez Streets
Stanford, CA 94305-6010

Nancy L. Rose (48)                 Director, since 2003     Massachusetts Institute of Technology -       CRA International,
National Life Drive                                         Professor of Economics, since 1985; National  Inc. (a consulting
Montpelier, VT 05604                                        Bureau of Economic Research - Director of     firm) - Director, since
                                                            Industrial Organization Research Program,     2004
                                                            since 1990

Richard H. Showalter (59)          Director, since 2003;    Dartmouth-Hitchcock Alliance and Mary         None
National Life Drive Montpelier,    Lead Independent         Hitchcock Memorial Hospital - Senior Vice
VT 05604                           Director since 2005      President and Chief Financial Officer, since
                                                            1985; Dartmouth- Hitchcock Clinic - Senior
                                                            Vice President and Chief Financial Officer,
                                                            since 1999; Dartmouth-Hitchcock Medical
                                                            Center - Treasurer, since 1995

Susan M. Sterne (61)               Director, since 1990;    Economic Analysis Associates, Inc. -          None
5 Glen Court                       Audit, Compliance &      President, since 1979
Greenwich, CT 06830                Pricing Committee
                                   Chair, since 2007

Angela E. Vallot (50)              Director, since 1996;    Vallot Consultants - President, since 2004;   None
370 Riverside Drive                Governance, Contracts    Colgate-Palmolive Company (a consumer
Apt. 15E                           & Nominating Chair,      products company ) - Vice President - 2001 to
New York, NY 10025                 since 2004               2003; Texaco, Inc. (an integrated energy
                                                            company ) - Director of Diversity, 1997 to
                                                            2001

--------
* Each Director serves until his or her successor is elected and qualified, until the March meeting of the Board after the Director attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.

Directors and Officers

   The names of and other information relating to the two Directors who are officers and "interested persons" of the Funds as defined in the 1940 Act and to the other officers of the Funds is set forth below.

                           Position and Length of             Principal Occupation(s)
Name, Address, Age              Time Served*                  During Past Five Years              Public Directorships
------------------         ---------------------- ----------------------------------------------- --------------------

Thomas H. MacLeay (57)     Chair and Director,    National Life Holding Company (a mutual          Sentinel Variable
National Life Drive        since 2003; Chief      insurance holding company) and National Life     Products Trust (6)
Montpelier, VT 05604       Executive Officer      Insurance Company ("National Life") -
                           2003-2005              Chairman of the Board, President and Chief
                                                  Executive Officer, since 2002; President and
                                                  Chief Operating Officer, 1996 to 2001;
                                                  Sentinel Variable Products Trust - Chairman,
                                                  since 2004; Chief Executive Officer, 2004 to
                                                  2005.

Christian W. Thwaites (49) President, Chief       Advisor - President & Chief Executive            None
National Life Drive        Executive Officer and  Officer, since 2005; National Life - Executive
Montpelier, VT 05604       Director since 2005    Vice President, since 2005; Sentinel Variable
                                                  Products Trust - President and Chief
                                                  Executive Officer, since 2005; Sentinel
                                                  Financial Services Company ("SFSC") - Chief
                                                  Executive Officer since 2005, President 2005
                                                  to 2006; Sentinel Administrative Services, Inc.
                                                  ("SASI") - President & Chief Executive
                                                  Officer since 2005; Sentinel Advisors
                                                  Company ("SAC") and Sentinel
                                                  Administrative Services Company ("SASC") -
                                                  President & Chief Executive Officer 2005 to
                                                  2006; Skandia Global Funds - Chief Executive
                                                  Officer, 1996 to 2004

Thomas P. Malone (51)      Vice President and     SASI- Vice President, since 2006; Sentinel       N/A
National Life Drive        Treasurer, since 1997  Variable Products Trust - Vice President and
Montpelier, VT 05604                              Treasurer, since 2000; SASC - Vice President
                                                  1998 to 2006

John K. Landy (48)         Vice President, since  SASI - Senior Vice President, since 2006;        N/A
National Life Drive        2002                   Sentinel Variable Products Trust - Vice
Montpelier, Vermont                               President, since 2004; SASC - Senior Vice
05604                                             President 2004 to 2006; Vice President, 1997
                                                  to 2004

Scott G. Wheeler (42)      Assistant Vice         SASI - Vice President, since 2007; Assistant     N/A
National Life Drive        President and          Vice President, 2006 to 2007; Sentinel
Montpelier, Vermont        Assistant Treasurer,   Variable Products Trust - Assistant Vice
05604                      since 1998             President and Assistant Treasurer, since 2004;
                                                  SASC - Assistant Vice President 1998 to 2006

Kerry A. Jung (34)         Secretary, since 2005  National Life - Senior Counsel, since 2005;      N/A
National Life Drive                               Sentinel Variable Products Trust - Secretary,
Montpelier, VT 05604                              since 2005; Advisor - Counsel, since 2005;
                                                  SASI - Counsel, since 2006; Equity Services,
                                                  Inc. ("ESI") - Counsel, Investment Advisory
                                                  Services, since 2007; ESI and SFSC - Counsel
                                                  2005 to 2007; SASC - Counsel, 2005 to 2006;
                                                  Strong Financial Corporation - Managing
                                                  Counsel, 2004 to 2005; Associate Counsel,
                                                  2000 to 2004

D. Russell Morgan (51)     Chief Compliance       Advisor; National Variable Annuity Account       N/A
National Life Drive        Officer, since 2004;   II; National Variable Life Insurance Account -
Montpelier, Vermont        Secretary, 1988-2005   Chief Compliance Officer, since 2004;
05604                                             Sentinel Variable Products Trust - Chief
                                                  Compliance Officer, since 2004; Secretary,
                                                  2000 to 2005; National Life - Assistant
                                                  General Counsel, 2001 to 2005; Senior
                                                  Counsel, 2000 to 2001; ESI - Counsel, 1986 to
                                                  2005; Advisor, SFSC, SASC - Counsel, 1993
                                                  to 2005

--------
* Each Director serves until his or her successor is elected and qualified, until the March meeting of the Board after the Director attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

The statement of additional information contains additional information about Fund Directors and Officers and is available without charge upon request, by calling (800) 233-4332.

Investment Adviser                        Custodian and Dividend Paying Agent
Sentinel Asset Management, Inc            State Street Bank & Trust Company -
                                          Kansas City

Principal Underwriter
Sentinel Financial Services Company

Counsel                                   Transfer Agent, Shareholder
Sidley Austin LLP                         Servicing Agent and Administrator
                                          Sentinel Administrative Services, Inc

Independent Registered
Public Accounting Firm
PriceWaterhouseCoopers LLP


The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

[Graphic Appears Here]    Sentinel Funds
                          Independent thinking
                          Since 1934

Sentinel Balanced Fund
Sentinel Capital Growth Fund
Sentinel Common Stock Fund
Sentinel Conservative Allocation Fund
Sentinel Government Securities Fund
Sentinel Growth Leaders Fund
Sentinel High Yield Bond Fund
Sentinel International Equity Fund
Sentinel Mid Cap Growth Fund
Sentinel Short Maturity Government Fund
Sentinel Small Company Fund
Sentinel U.S. Treasury Money Market Fund

Distributed by
Sentinel Financial Services Company
One National Life Drive
Montpelier, Vermont 05604
(800) 233-4332
www.sentinelfunds.com

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By: /s/ Christian W. Thwaites
    ---------------------------------
    Christian W. Thwaites,
    President & Chief Executive Officer

Date: July 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Thomas P. Malone
    --------------------------
    Thomas P. Malone,
    Vice President & Treasurer

Date: July 31, 2007